As filed with the Securities and Exchange Commission on April 16, 2009
===============================================================================


                                File No. 333-70049


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 12


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                       [X]     Amendment No. 36

                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1588

                              Richard M. Ellery, Esq.
                            Associate General Counsel
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Frederick H. Sherley, Esq.
        Dechert LLP, Bank of America Corporate Center, 100 North Tryon Street
                               Charlotte, NC 28202

It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485



_____    on       pursuant to paragraph (b) of Rule 485
            ---------------


X        60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                Explanatory Note

This Post Effective Amendment is being filed solely: (i) to include amendments and additions to the Registration Statement for purposes specified in Rule 485(b)(1) under the Securities Act of 1933, as amended ("1933 Act"), as would be permissible for inclusion in a Post Effective Amendment to become immediately effective pursuant to Rule 485(b) under the 1933 Act, and (ii) to obtain a class identifier for SelectPoint, a contract of the AUL American Individual Variable Annuity Unit Trust Series, Series No. S000012435, which was inadvertently overlooked on the 24F-NT filing made on March 27, 2006, Accession Number 0001073701-06-000011, and on all subsequent filings.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION


Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements


PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                  PROSPECTUS FOR
                                  SELECTPOINT -
                                  INDIVIDUAL FLEXIBLE PREMIUM
                                  DEFERRED VARIABLE ANNUITY

================================================================================

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

================================================================================

                                  Products and financial services provided by:
                                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                  a ONEAMERICA(R) company
                                  P.O. Box 368, Indianapolis, Indiana 46206-0368
                                  Telephone: (800) 537-6442

                                                                     MAY 1, 2009

                                   PROSPECTUS
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
         ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206 (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
         P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442
                               www.oneamerica.com

This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes two (2) types of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date. A Bonus Program is in effect for some Contracts.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Aim Variable Insurance Funds                                         Franklin Templeton Variable Insurance Products Trust
Alger American Fund                                                  Janus Aspen Series
AllianceBernstein Variable Products Series Fund, Inc.                Neuberger Berman Advisers Management Trust
American Century(R) Variable Portfolios, Inc.                        OneAmerica Funds, Inc.
Calvert Variable Series, Inc.                                        Pioneer Variable Contracts Trust
Columbia Funds Variable Insurance Trust                              Royce Capital Fund
Dreyfus Investment Portfolios                                        T. Rowe Price Equity Series, Inc.
Dreyfus Variable Investment Fund                                     T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds                Timothy Plan(R) Portfolio Variable Series
Fidelity(R) Variable Insurance Products Funds                        Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2009.

                                TABLE OF CONTENTS

Description                                                             Page
DEFINITIONS .......................................................        4
SUMMARY ...........................................................        6
  Purpose of the Contracts ........................................        6
  Types of Contracts ..............................................        6
  The Variable Account and the Funds ..............................        6
  Summary of the Fixed Accounts ...................................       10
     Market Value Adjusted Fixed Accounts .........................       10
     Non-Market Value Adjusted Fixed Account ......................       10
  Premiums ........................................................       10
  Right to Examine ................................................       10
  Transfers .......................................................       10
  Charges .........................................................       11
  Distributions ...................................................       11
     Withdrawals ..................................................       11
     Loan Privileges ..............................................       11
     The Death Benefit ............................................       11
  Dollar Cost Averaging Program ...................................       11
  Portfolio Rebalancing Program ...................................       11
  Portfolio Optimization Program (The "Program") ..................       11
  Bonus Programs ..................................................       11
  Contacting AUL ..................................................       12
EXPENSE TABLE .....................................................       12
CONDENSED FINANCIAL INFORMATION ...................................       14
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS ............................................       25
  American United Life Insurance Company(R) .......................       25
  Variable Account ................................................       25
  The Funds .......................................................       25
  Revenue AUL Receives ............................................       25
  Fund and Objective ..............................................       26
THE CONTRACTS .....................................................       28
  General .........................................................       28
PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD ....................................       28
  Application for a Contract ......................................       28
  Premiums Under the Contracts ....................................       28
  Right to Examine Period .........................................       28
  Allocation of Premiums ..........................................       28
  Transfers of Account Value ......................................       29
  Abusive Trading Practices .......................................       29
     Late Trading .................................................       29
     Market Timing ................................................       29
  Dollar Cost Averaging Program ...................................       30
  Portfolio Rebalancing Program ...................................       30
  Portfolio Optimization Program ..................................       31
     The Program ..................................................       31
     The Portfolio Optimization Models ............................       31
     Periodic Updates of the Portfolio Optimization
        Model and Notices of Updates ..............................       31
     Selecting a Portfolio Optimization Model .....................       32
     Quarterly Reports ............................................       32
     Risks ........................................................       32
  Bonus Programs ..................................................       32
  Contract Owner's Variable Account Value .........................       33
     Accumulation Units ...........................................       33
     Accumulation Unit Value ......................................       33
     Net Investment Factor ........................................       33
CHARGES AND DEDUCTIONS ............................................       34
  Premium Tax Charge ..............................................       34
  Withdrawal Charge ...............................................       34
  Mortality and Expense Risk Charge ...............................       34
  Annual Contract Fee .............................................       34
  Other Charges ...................................................       35
  Rider Charges ...................................................       35
  Variations in Charges ...........................................       35
  Guarantee of Certain Charges ....................................       35
  Expenses of the Funds ...........................................       35
DISTRIBUTIONS .....................................................       35
  Cash Withdrawals ................................................       35
  Loan Privileges .................................................       36
  Death Proceeds Payment Provisions ...............................       36
     Standard Contractual Death Benefit ...........................       36
     Enhanced Death Benefit Rider .................................       36
     Death of the Owner ...........................................       37
     Death of the Annuitant .......................................       37
  Payments from the Variable Account ..............................       37
  Annuity Period ..................................................       37
     General ......................................................       37
     Fixed Payment Annuity ........................................       38
     Variable Payment Annuity .....................................       38
     Payment Options ..............................................       38
     Selection of an Option .......................................       38
THE FIXED ACCOUNT(S) ..............................................       39
  Summary of the Fixed Accounts ...................................       39
     Non-Market Value Adjusted Fixed Account ......................       39
     Market Value Adjusted Fixed Account ..........................       39
  Withdrawals .....................................................       40
  Transfers .......................................................       40
  Contract Charges ................................................       40
  Payments from the Fixed Account(s) ..............................       40
MORE ABOUT THE CONTRACTS ..........................................       40
  Designation and Change of Beneficiary ...........................       40
  Assignability ...................................................       40
  Proof of Age and Survival .......................................       41
  Misstatements ...................................................       41
  Acceptance of New Premiums ......................................       41
  Optional Benefits ...............................................       41
     Enhanced Death Benefit Rider .................................       41
     Guaranteed Minimum Account Value Rider .......................       41
     Guaranteed Minimum Annuitization
       Benefit Rider ..............................................       41
     Long Term Care Facility and Terminal Illness
       Benefit Rider ..............................................       41
FEDERAL TAX MATTERS ...............................................       42
  Introduction ....................................................       42
  Diversification Standards .......................................       42
  Taxation of Annuities in General -
     Non-Qualified Plans ..........................................       42
  Additional Considerations .......................................       43
  Qualified Plans .................................................       44
  Qualified Plan Federal Taxation Summary .........................       45
  403(b) Programs - Constraints on Withdrawals ....................       45
  401 or 403(b) Programs - Loan Privileges ........................       46

Description                                                             Page
OTHER INFORMATION .................................................       46
  Voting of Shares of the Funds ...................................       46
  Substitution of Investments .....................................       46
  Changes to Comply with Law and Amendments .......................       47
  Reservation of Rights ...........................................       47
  Periodic Reports ................................................       47
  Legal Proceedings ...............................................       47
  Legal Matters ...................................................       47
  Financial Statements ............................................       47
STATEMENT OF ADDITIONAL INFORMATION ...............................       48
PROSPECTUS EXHIBIT 1 - FORM ADV PART II ...........................       48

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the account as of the most recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five
(5), seven (7) or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.

MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular Guaranteed Period, and subject to a Market Value Adjustment.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S)- The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00P.M. EDT if the NYSE closes earlier than 4:00P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - See "The Separate Account."

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

AUL offers two (2) variations of Contracts that are described in this Prospectus (subject to approval in each state). With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first (1st) Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO         FUND                                 INVESTMENT ADVISOR
----------------------------         -------------                        -------------------------
AIM V.I. Core Equity Fund            AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its
                                                                                name to Invesco Trimark Investment
                                                                                Management Inc. on or prior to December 31,
                                                                                2008); Invesco Global Asset Management
                                                                                (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                                Invesco Senior Secured Management, Inc.;
                                                                                Invesco Hong Kong Limited; Invesco Asset
                                                                                Management Limited; Invesco Asset
                                                                                Management (Japan) Limited; Invesco Asset
                                                                                Management Deutschland, GmbH; and
                                                                                Invesco Australia Limited
AIM V.I. Dynamics Fund               AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its
                                                                                name to Invesco Trimark Investment
                                                                                Management Inc. on or prior to December 31,
                                                                                2008); Invesco Global Asset Management
                                                                                (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                                Invesco Senior Secured Management, Inc.;
                                                                                Invesco Hong Kong Limited; Invesco Asset
                                                                                Management Limited; Invesco Asset
                                                                                Management (Japan) Limited; Invesco Asset
                                                                                Management Deutschland, GmbH; and
                                                                                Invesco Australia Limited

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO         FUND                                 INVESTMENT ADVISOR
----------------------------         -------------                        -------------------------
AIM V.I. Financial Services Fund     AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its
                                                                                name to Invesco Trimark Investment
                                                                                Management Inc. on or prior to December 31,
                                                                                2008); Invesco Global Asset Management
                                                                                (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                                Invesco Senior Secured Management, Inc.;
                                                                                Invesco Hong Kong Limited; Invesco Asset
                                                                                Management Limited; Invesco Asset
                                                                                Management (Japan) Limited; Invesco Asset
                                                                                Management Deutschland, GmbH; and
                                                                                Invesco Australia Limited
AIM V.I. Global Health Care Fund     AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its name
                                                                                to Invesco Trimark Investment Management
                                                                                Inc. on or prior to December 31, 2008); Invesco
                                                                                Global Asset Management (N.A.), Inc.; Invesco
                                                                                Institutional (N.A.), Inc.; Invesco Senior
                                                                                Secured Management, Inc.; Invesco Hong
                                                                                Kong Limited; Invesco Asset Management
                                                                                Limited; Invesco Asset Management (Japan)
                                                                                Limited; Invesco Asset Management
                                                                                Deutschland, GmbH; and Invesco Australia
                                                                                Limited
AIM V.I. Global Real Estate Fund     AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its name
                                                                                to Invesco Trimark Investment Management
                                                                                Inc. on or prior to December 31, 2008); Invesco
                                                                                Global Asset Management (N.A.), Inc.; Invesco
                                                                                Institutional (N.A.), Inc.; Invesco Senior
                                                                                Secured Management, Inc.; Invesco Hong
                                                                                Kong Limited; Invesco Asset Management
                                                                                Limited; Invesco Asset Management (Japan)
                                                                                Limited; Invesco Asset Management
                                                                                Deutschland, GmbH; and Invesco Australia
                                                                                Limited
AIM V.I. High Yield Fund             AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its name
                                                                                to Invesco Trimark Investment Management
                                                                                Inc. on or prior to December 31, 2008); Invesco
                                                                                Global Asset Management (N.A.), Inc.; Invesco
                                                                                Institutional (N.A.), Inc.; Invesco Senior
                                                                                Secured Management, Inc.; Invesco Hong
                                                                                Kong Limited; Invesco Asset Management
                                                                                Limited; Invesco Asset Management (Japan)
                                                                                Limited; Invesco Asset Management
                                                                                Deutschland, GmbH; and Invesco Australia
                                                                                Limited
AIM V.I. International Growth Fund   AIM Variable Insurance Funds         (1) AIM Funds Management Inc. (AIM Funds
                                                                                Management Inc. anticipates changing its name
                                                                                to Invesco Trimark Investment Management
                                                                                Inc. on or prior to December 31, 2008); Invesco
                                                                                Global Asset Management (N.A.), Inc.; Invesco
                                                                                Institutional (N.A.), Inc.; Invesco Senior
                                                                                Secured Management, Inc.; Invesco Hong
                                                                                Kong Limited; Invesco Asset Management
                                                                                Limited; Invesco Asset Management (Japan)
                                                                                Limited; Invesco Asset Management
                                                                                Deutschland, GmbH; and Invesco Australia
                                                                                Limited

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                FUND                                      INVESTMENT ADVISOR
----------------------------                -------------                             -------------------------
AIM V.I. Utilities Fund                     AIM Variable Insurance Funds              (1) AIM Funds Management Inc. (AIM Funds
                                                                                          Management Inc. anticipates changing its
                                                                                          name to Invesco Trimark Investment
                                                                                          Management Inc. on or prior to December
                                                                                          31, 2008); Invesco Global Asset
                                                                                          Management (N.A.), Inc.; Invesco
                                                                                          Institutional (N.A.), Inc.; Invesco
                                                                                          Senior Secured Management, Inc.; Invesco
                                                                                          Hong Kong Limited; Invesco Asset
                                                                                          Management Limited; Invesco Asset
                                                                                          Management (Japan) Limited; Invesco
                                                                                          Asset Management Deutschland, GmbH; and
                                                                                          Invesco Australia Limited

(1) Please note that on or about the end of the fourth quarter of 2009, the Investment Advisor for AIM Variable Insurance Funds
will be Invesco Institutional (N.A.), Inc.

Alger American LargeCap                     Alger American Fund                       Alger Management, Inc.
   Growth Portfolio
Alger American SmallCap                     Alger American Fund                       Alger Management, Inc.
   Growth Portfolio
AllianceBernstein VPS International         AllianceBernstein Variable Products       AllianceBernstein L.P.
   Growth Portfolio                            Series Fund, Inc.
AllianceBernstein VPS International         AllianceBernstein Variable Products       AllianceBernstein L.P.
   Value Portfolio                             Series Fund, Inc.
AllianceBernstein VPS Small/                AllianceBernstein Variable Products       AllianceBernstein L.P.
   Mid Cap Value Portfolio                     Series Fund, Inc.
American Century(R) VP Income &             American Century(R) Variable              American Century(R) Investment
   Growth Portfolio                            Portfolios, Inc.                          Management, Inc.
American Century(R) VP                      American Century(R) Variable              American Century(R) Global Investment
   International Portfolio                     Portfolios, Inc.                          Management, Inc.
American Century(R) VP Mid Cap              American Century(R) Variable              American Century(R) Investment
   Value Fund                                  Portfolios, Inc.                          Management, Inc.
American Century(R) VP Ultra(R)             American Century(R) Variable              American Century(R) Investment
                                               Portfolios, Inc.                          Management, Inc.
American Century(R) VP Vista(SM)            American Century(R) Variable              American Century(R) Investment
                                               Portfolios, Inc.                          Management, Inc.
Calvert Social Mid Cap                      Calvert Variable Series, Inc.             Calvert Asset Management Company, Inc.
  Growth Portfolio
Columbia Federal Securities Fund,           Columbia Funds Variable                   Columbia Management Advisors, Inc.
  Variable Series                              Insurance Trust
Columbia Small Cap Value Fund,              Columbia Funds Variable                   Columbia Management Advisors, Inc.
  Variable Series                              Insurance Trust
Dreyfus Investment Portfolio,               Dreyfus Investment Portfolios             The Dreyfus Corporation
  Small Cap Stock Index Portfolio
Dreyfus Investment Portfolios,              Dreyfus Investment Portfolios             The Dreyfus Corporation
  Technology Growth Portfolio
Dreyfus Variable Investment Fund,           Dreyfus Variable Investment Fund          The Dreyfus Corporation
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio    Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio      Fidelity(R) Variable Insurance Products   Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Asset
  Manager(SM) Portfolio                     Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company
                                               Products Fund

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO               FUND                                       INVESTMENT ADVISOR
----------------------------               -------------                              -------------------------
Fidelity(R) VIP Contrafund(R) Portfolio    Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP Equity-Income Portfolio    Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP Growth Portfolio           Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP High Income Portfolio      Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP Index 500 Portfolio        Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP Mid Cap Portfolio          Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Fidelity(R) VIP Overseas Portfolio         Fidelity(R) Variable Insurance             Fidelity(R) Management & Research Company
                                             Products Fund
Franklin Small Cap Value                   Franklin Templeton Variable                Franklin Advisory Services, LLC
  Securities Fund                            Insurance Products Trust
Franklin Templeton VIP Founding            Franklin Templeton Variable                Franklin Advisory Services, LLC
  Funds Allocation Fund                      Insurance Products Trust
Janus Aspen Flexible Bond Portfolio        Janus Aspen Series                         Janus Capital Management LLC
Janus Aspen Forty Portfolio                Janus Aspen Series                         Janus Capital Management LLC
Janus Aspen Overseas Portfolio             Janus Aspen Series                         Janus Capital Management LLC
  (formerly Janus Aspen International
  Growth Portfolio)
Janus Aspen Perkins Mid Cap                Janus Aspen Series                         Janus Capital Management LLC
  Value Portfolio
Janus Aspen Worldwide Portfolio            Janus Aspen Series                         Janus Capital Management LLC
Neuberger Berman AMT Mid-Cap               Neuberger Berman Advisers                  Neuberger Berman Management Inc.
  Growth Portfolio                           Management Trust
Neuberger Berman AMT Regency               Neuberger Berman Advisers                  Neuberger Berman Management Inc.
  Portfolio                                  Management Trust
Neuberger Berman AMT Short                 Neuberger Berman Advisers                  Neuberger Berman Management Inc.
  Duration Bond Portfolio                    Management Trust
Neuberger Berman AMT Small Cap             Neuberger Berman Advisers                  Neuberger Berman Management Inc.
  Growth Portfolio                           Management Trust
OneAmerica Asset Director Portfolio        OneAmerica Funds, Inc.                     American United Life Insurance Company(R)
OneAmerica Investment Grade                OneAmerica Funds, Inc.                     American United Life Insurance Company(R)
  Bond Portfolio
OneAmerica Money Market Portfolio          OneAmerica Funds, Inc.                     American United Life Insurance Company(R)
OneAmerica Value Portfolio                 OneAmerica Funds, Inc.                     American United Life Insurance Company(R)
Pioneer Emerging Markets                   Pioneer Variable Contracts Trust           Pioneer Investment Management, Inc.
  VCT Portfolio
Pioneer Equity Income VCT Portfolio        Pioneer Variable Contracts Trust           Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio                 Pioneer Variable Contracts Trust           Pioneer Investment Management, Inc.
Pioneer Growth Opportunities               Pioneer Variable Contracts Trust           Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio                  Royce Capital Fund                         Royce & Associates, LLC
Templeton Foreign Securities Fund          Franklin Templeton Variable                Franklin Advisory Services, LLC
                                             Insurance Products Trust
Templeton Global Bond Securities           Franklin Templeton Variable                Franklin Advisory Services, LLC
  Fund (formerly Templeton Global            Insurance Products Trust
  Income Securities Fund)
T. Rowe Price Blue Chip                    T. Rowe Price Equity Series, Inc.          T. Rowe Price Associates, Inc.
  Growth Portfolio
T. Rowe Price Equity Income Portfolio      T. Rowe Price Equity Series, Inc.          T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond            T. Rowe Price Fixed Income Series,         T. Rowe Price Associates, Inc.
  Portfolio                                  Inc.
T. Rowe Price Mid-Cap Growth               T. Rowe Price Equity Series, Inc.          T. Rowe Price Associates, Inc.
  Portfolio
Timothy Plan(R) Conservative Growth        Timothy Plan(R) Portfolio Variable         Timothy Partners, LTD
  Variable                                   Series
Timothy Plan(R) Strategic Growth           Timothy Plan(R) Portfolio Variable         Timothy Partners, LTD
  Variable                                   Series

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO               FUND                                       INVESTMENT ADVISOR
----------------------------               -------------                              -------------------------
Vanguard Diversified Value Portfolio       Vanguard(R) Variable Insurance Fund        Barrow, Hanley, Mewhinney & Strauss, Inc.
Vanguard(R) VIF Mid-Cap Index Portfolio    Vanguard(R) Variable Insurance Fund        The Vanguard Group, Inc.
Vanguard(R) VIF Small Company              Vanguard(R) Variable Insurance Fund        The Vanguard Group, Inc.
  Growth Portfolio
Vanguard(R) VIF Total Bond Market          Vanguard(R) Variable Insurance Fund        The Vanguard Group, Inc.
  Index Portfolio

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several fixed accounts which are part of AUL's General Account. The Contracts will offer either Market Value Adjusted ("MVA") Fixed Accounts or a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account only where MVA Fixed Accounts are not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent THE NON-MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $50. Otherwise, the minimum Premium is $1,000. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408(a) and 408(b) plans (if returned within seven (7) days of receipt).

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers may result in a charge to the Contract Owner.

Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. See "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One
(1) Year Flexible Premium Contracts. Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

LOAN PRIVILEGES

Prior to the annuity date, the owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."

DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program.

Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, the Owner may elect to automatically adjust the Owner's Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the investment options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances The Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying investment options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the investment options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminates the Program, the rider will automatically terminate.

BONUS PROGRAMS

AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its general account, will provide a 4 percent bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, AUL assumes that receipt of this policy occurs five (5) calendar days after the Contract Date. See "Right to Examine Period.") This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Guaranteed Minimum Account Value Rider is not available to Contracts purchased through the Exchange Offer. Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12 percent Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten (10) year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the contract, surrenders the Contract, or transfers the Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

                                           CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)
Contract Year                1        2        3        4        5        6        7        8        9        10        11 or more
-------------               ---      ---      ---      ---      ---      ---      ---      ---      ---      ----      ------------
Flexible Premium            10%       9%       8%       7%       6%       5%       4%       3%       2%       1%            0%
  Contracts
One Year Flexible            7%       6%       5%       4%       3%       2%       1%       0%       0%       0%            0%
  Premium Contracts

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a Withdrawal Charge. The Free Withdrawal Amount is 12 percent of the account as of the most recent Contract Anniversary. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum annual Contract fee (per year)(2) ................................................        $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)(3)

Standard Individual Deferred Variable Annuity(4)
   Mortality and expense risk fee(5) .....................................................       1.10%
Enhanced Individual Deferred Variable Annuity(4)
   Mortality and expense risk fee ........................................................       1.25%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(4)
   Enhanced Death Benefit Rider Option ...................................................       0.15%
   Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(6) ...       0.35%
   Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit, and
     Guaranteed Minimum Account Value Rider Option(7) ....................................       1.50%

(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

(3) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.

(4) The Standard Individual Deferred Variable Annuity Contract excludes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. The Enhanced Individual Deferred Variable Annuity Contract includes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. At the time of application, the applicant may also choose any of the optional benefit riders which may be attached to the Enhanced Individual Deferred Variable Annuity. Should the applicant choose an Optional Rider, AUL will deduct the appropriate rider charge from the Account Value on a monthly basis.

(5) For Contracts issued prior to August 28, 2001, the Mortality and Expense Risk Fee was 1.00 percent in years 1-10, and 0.90 percent thereafter for the Standard and 1.15 percent in years 1-10, and 1.05 percent thereafter for Enhanced.

(6) The total current charge for the Enhanced Death Benefit and the Guaranteed Minimum Annuitization Benefit is 0.35 percent. AUL reserves the right to increase the total charge to 0.55 percent. For any contracts purchased on or after May 1, 2009, the Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option is not available at time of purchase or after issue after that date.

(7) The total current charge for Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit and the Guaranteed Minimum Account Value Rider is 1.50 percent. AUL reserves the right to increase the total charge to 1.70 percent. For any contracts purchased on or after May 1, 2009, the Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit Rider and Guaranteed Minimum Account Value Rider Option is not available at time of purchase or after issue after that date.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM         MAXIMUM
   (expenses that are deducted from Fund
   assets, including management fees, distribution
   and/or service (12b-1) fees, and other expenses) ....................................      0.10%           1.97%

EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the funds. The Example is per $1,000. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:

   (1) If the Owner surrenders his or her contract at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $138.18          $220.91         $303.63          $510.31
One Year Flexible Premium Contracts        $111.78          $194.53         $277.25          $501.52

   (2) If the Owner annuitizes at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $138.18          $220.91         $303.63          $510.31
One Year Flexible Premium Contracts        $111.78          $194.53         $277.25          $501.52

   (3) If the Owner does not surrender his or her Contract:

                                            1 Year          3 Years         5 Years          10 Years
                                            ------          -------         -------          --------
Flexible Premium Contracts                  $50.20          $150.56         $250.88          $501.52
One Year Flexible Premium Contracts         $50.20          $150.56         $250.88          $501.52

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 1999 to December 31, 2008. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2008. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
OneAmerica Asset Director Portfolio
  2008                                        $10.47                             $7.80                      1,468,900
  2007                                          9.96                             10.47                      1,975,472
  2006                                          9.01                              9.96                      2,248,461
  2005                                          8.37                              9.01                      2,488,389
  2004                                          7.50                              8.37                      2,631,540
  2003                                          5.89                              7.50                      2,720,058
  2002                                          6.04                              5.89                      2,139,150
  2001                                          5.46                              6.04                        712,689
  2000                                          4.73                              5.46                        122,198
  1999                                          5.00 (04/30/1999)                 4.73                         48,423
OneAmerica Investment Grade Bond Portfolio
  2008                                         $7.81                             $7.74                        967,699
  2007                                          7.34                              7.81                      1,095,317
  2006                                          7.07                              7.34                      1,477,922
  2005                                          6.92                              7.07                      1,747,896
  2004                                          6.65                              6.92                      1,875,790
  2003                                          6.34                              6.65                      2,032,827
  2002                                          5.88                              6.34                      2,048,612
  2001                                          5.49                              5.88                        971,660
  2000                                          4.95                              5.49                        218,082
  1999                                          5.00 (04/30/1999)                 4.95                         56,480
OneAmerica Money Market Portfolio
  2008                                         $1.31                             $1.34                      9,879,719
  2007                                          1.25                              1.31                      5,522,149
  2006                                          1.20                              1.25                      3,998,487
  2005                                          1.16                              1.20                      5,234,531
  2004                                          1.15                              1.16                      6,671,556
  2003                                          1.15                              1.15                      9,071,550
  2002                                          1.13                              1.15                     31,692,949
  2001                                          1.09                              1.13                     32,417,607
  2000                                          1.03                              1.09                     12,747,263
  1999                                          1.00 (04/30/1999)                 1.03                      2,004,240

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
OneAmerica Value Portfolio
  2008                                        $11.22                             $7.10                      1,316,774
  2007                                         10.87                             11.22                      1,817,743
  2006                                          9.58                             10.87                      2,061,740
  2005                                          8.72                              9.58                      2,224,712
  2004                                          7.58                              8.72                      2,213,771
  2003                                          5.55                              7.58                      2,180,495
  2002                                          5.97                              5.55                      1,791,285
  2001                                          5.36                              5.97                        645,711
  2000                                          4.56                              5.36                        150,669
  1999                                          5.00 (04/30/1999)                 4.56                         26,106
AIM V.I. Dynamics Fund
  2008                                         $7.64                             $3.97                        104,188
  2007                                          6.81                              7.64                        138,229
  2006                                          5.87                              6.81                        117,449
  2005                                          5.30                              5.87                        154,113
  2004                                          4.67                              5.30                        166,468
  2003                                          3.38                              4.67                        238,724
  2002                                          5.05                              3.38                        117,347
  2001                                          5.00 (08/28/2001)                 5.05                         21,967
AIM V.I. Financial Services Fund
  2008                                         $5.79                             $2.35                         56,641
  2007                                          7.44                              5.79                         50,579
  2006                                          6.39                              7.44                         51,341
  2005                                          6.04                              6.39                         61,655
  2004                                          5.49                              6.04                         71,726
  2003                                          4.24                              5.49                         76,523
  2002                                          5.02                              4.24                         67,306
  2001                                          5.00 (08/28/2001)                 5.02                          7,568
AIM V.I. Global Health Care Fund
  2008                                         $6.66                             $4.76                        112,493
  2007                                          5.96                              6.66                        153,644
  2006                                          5.66                              5.96                        168,054
  2005                                          5.24                              5.66                        164,379
  2004                                          4.79                              5.24                        177,050
  2003                                          3.76                              4.79                        189,880
  2002                                          5.02                              3.76                        146,777
  2001                                          5.00 (08/28/2001)                 5.02                         14,080

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
AIM V.I. Global Real Estate Fund
  2008                                        $15.55                             $8.61                        123,429
  2007                                         16.46                             15.55                        132,211
  2006                                         11.55                             16.46                        167,271
  2005                                         10.11                             11.55                        138,660
  2004                                          7.28                             10.11                        127,962
  2003                                          5.27                              7.28                        143,127
  2002                                          4.98                              5.27                        105,438
  2001                                          5.00 (08/28/2001)                 4.98                          1,428
AIM V.I. High Yield Fund
  2008                                         $6.26                             $4.65                        124,470
  2007                                          6.18                              6.26                        138,199
  2006                                          5.58                              6.18                        142,719
  2005                                          5.43                              5.58                        103,048
  2004                                          5.77                              5.43                        107,492
  2003                                          4.41                              5.77                        118,212
  2002                                          4.48                              4.41                         66,804
  2001                                          5.00 (08/28/2001)                 4.48                          5,869
AIM V.I. Utilities Fund
  2008                                         $9.22                             $6.24                        152,300
  2007                                          7.65                              9.22                        179,058
  2006                                          6.09                              7.65                        189,391
  2005                                          5.22                              6.09                        238,333
  2004                                          4.07                              5.22                        193,329
  2003                                          3.46                              4.07                        194,039
  2002                                          4.45                              3.46                        147,633
  2001                                          5.00 (08/28/2001)                 4.45                         10,269
Alger American LargeCap Growth Portfolio
  2008                                         $6.12                             $3.29                      1,466,040
  2007                                          5.10                              6.12                      1,851,195
  2006                                          4.85                              5.10                      2,347,950
  2005                                          4.33                              4.85                      2,935,774
  2004                                          4.10                              4.33                      3,584,545
  2003                                          3.04                              4.10                      4,053,074
  2002                                          4.53                              3.04                      3,950,646
  2001                                          5.14                              4.53                      3,525,503
  2000                                          6.03                              5.14                      2,638,476
  1999                                          5.00 (04/30/1999)                 6.03                        732,954

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Alger American SmallCap Growth Portfolio
  2008                                        $5.39                              $2.88                        576,507
  2007                                         4.59                               5.39                        835,099
  2006                                         3.83                               4.59                        764,475
  2005                                         3.28                               3.83                        911,060
  2004                                         2.81                               3.28                      1,021,892
  2003                                         1.97                               2.81                      1,349,693
  2002                                         2.68                               1.97                        704,831
  2001                                         3.80                               2.68                        768,352
  2000                                         5.00 (05/01/2000)                  3.80                        183,854
AllianceBernstein VPS International Growth Portfolio
  2008                                        $5.00 (05/01/2008)                 $2.65                          1,388
AllianceBernstein VPS International Value Portfolio
  2008                                        $5.00 (05/01/2008)                 $2.43                        147,076
AllianceBernstein VPS Small/Mid Cap Value Portfolio
  2008                                        $5.00 (05/01/2008)                 $3.20                         72,267
American Century(R) VP Income & Growth Portfolio
  2008                                        $6.60                              $4.32                        350,324
  2007                                         6.61                               6.60                        526,854
  2006                                         5.64                               6.61                        691,294
  2005                                         5.39                               5.64                        780,781
  2004                                         4.77                               5.39                        800,844
  2003                                         3.69                               4.77                        744,361
  2002                                         4.58                               3.69                        642,729
  2001                                         4.99                               4.58                        417,648
  2000                                         5.59                               4.99                        233,692
  1999                                         5.00 (04/30/1999)                  5.59                         23,497
American Century(R) VP International Portfolio
  2008                                        $8.70                              $4.80                        345,768
  2007                                         7.37                               8.70                        516,610
  2006                                         5.90                               7.37                        404,932
  2005                                         5.20                               5.90                        411,549
  2004                                         4.53                               5.20                        307,549
  2003                                         3.64                               4.53                        438,612
  2002                                         4.57                               3.64                        253,505
  2001                                         6.45                               4.57                        217,946
  2000                                         7.75                               6.45                        123,237
  1999                                         5.00 (04/30/1999)                  7.75                         15,100
American Century(R) VP Ultra(R)
  2008                                        $6.48                              $3.79                          5,264
  2007                                         5.36                               6.48                          7,535
  2006                                         5.54                               5.36                          5,414
  2005                                         5.00 (04/20/2005)                  5.54                          2,065

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
American Century(R) VP Vista(SM)
  2008                                        $8.79                              $4.52                         30,433
  2007                                         6.29                               8.79                         32,161
  2006                                         5.77                               6.29                        130,813
  2005                                         5.00 (04/20/2005)                  5.77                          2,966
Calvert Social Mid Cap Growth Portfolio
  2008                                        $6.28                              $3.94                        146,533
  2007                                         5.70                               6.28                        173,815
  2006                                         5.33                               5.70                        213,659
  2005                                         5.31                               5.33                        267,376
  2004                                         4.86                               5.31                        296,172
  2003                                         3.69                               4.86                        335,385
  2002                                         5.14                               3.69                        308,759
  2001                                         5.85                               5.14                        313,493
  2000                                         5.25                               5.85                        121,959
  1999                                         5.00 (04/30/1999)                  5.25                          9,364
Columbia Federal Securities Fund, Variable Series
  2008                                        $5.00 (05/01/2008)                 $5.30                         18,002
Columbia Small Cap Value Fund, Variable Series
  2008                                        $5.00 (05/01/2008)                 $3.73                         90,696
Dreyfus Investment Portfolios, Technology Growth Portfolio
  2008                                        $6.34                              $3.73                         20,194
  2007                                         5.54                               6.34                         11,172
  2006                                         5.33                               5.54                          5,466
  2005                                         5.15                               5.33                          2,061
  2004                                         5.00 (05/28/2004)                  5.15                            499
Dreyfus Variable Investment Fund, Appreciation Portfolio
  2008                                        $6.72                              $4.72                         10,538
  2007                                         6.29                               6.72                         15,012
  2006                                         5.42                               6.29                         11,253
  2005                                         5.20                               5.42                          3,234
  2004                                         5.00 (05/28/2004)                  5.20                            246
Fidelity(R) VIP Freedom Income Portfolio
  2008                                        $5.89                              $5.28                         33,445
  2007                                         5.43                               5.89                          8,957
  2006                                         5.14                               5.43                          1,709
  2005                                         5.00 (5/20/2005)                   5.14                            394
Fidelity(R) VIP Freedom 2005 Portfolio
  2008                                        $6.35                              $4.83                          2,187
  2007                                         5.84                               6.35                          3,833
  2006                                         5.38 (01/01/2006)                  5.84                          4,820

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Fidelity(R) VIP Freedom 2010 Portfolio
  2008                                        $6.38                              $4.78                         16,102
  2007                                         5.87                               6.38                          6,524
  2006                                         5.40 01/01/2006)                   5.87                            459
Fidelity(R) VIP Freedom 2015 Portfolio
  2008                                        $6.58                              $4.80                         12,972
  2007                                         6.02                               6.58                         10,164
  2006                                         5.39                               6.02                          9,001
  2005                                         5.00 (5/20/2005)                   5.39                          1,355
Fidelity(R) VIP Freedom 2020 Portfolio
  2008                                        $6.76                              $4.55                         10,815
  2007                                         6.13                               6.76                          8,857
  2006                                         5.55 (01/01/2006)                  6.13                          4,890
Fidelity(R) VIP Freedom 2025 Portfolio
  2008                                        $6.85                              $4.51                          8,228
  2007                                         6.20                               6.85                          6,314
  2006                                         5.59 (01/01/2006)                  6.20                          6,168
Fidelity(R) VIP Freedom 2030 Portfolio
  2008                                        $7.00                              $4.34                         30,887
  2007                                         6.29                               7.00                         21,864
  2006                                         5.65 (01/01/2006)                  6.29                         20,827
Fidelity(R) VIP Asset Manager(SM) Portfolio
  2008                                        $7.27                              $5.18                        665,412
  2007                                         6.29                               7.27                        853,309
  2006                                         5.86                               6.29                      1,093,664
  2005                                         5.63                               5.86                      1,334,763
  2004                                         5.34                               5.63                      1,618,248
  2003                                         4.53                               5.34                      1,786,207
  2002                                         4.96                               4.53                      1,699,659
  2001                                         5.17                               4.96                      1,589,777
  2000                                         5.38                               5.17                      1,251,519
  1999                                         5.00 (04/30/1999)                  5.38                        320,165
Fidelity(R) VIP Contrafund(R) Portfolio
  2008                                        $9.76                              $5.61                      1,312,556
  2007                                         8.30                               9.76                      1,644,691
  2006                                         7.43                               8.30                      1,923,434
  2005                                         6.36                               7.43                      2,175,445
  2004                                         5.50                               6.36                      2,268,110
  2003                                         4.28                               5.50                      2,326,389
  2002                                         4.73                               4.28                      2,128,787
  2001                                         5.39                               4.73                      1,598,992
  2000                                         5.77                               5.39                      1,194,512
  1999                                         5.00 (04/30/1999)                  5.77                        351,784

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Fidelity(R) VIP Equity-Income Portfolio
  2008                                        $7.69                              $4.41                        758,508
  2007                                         7.57                               7.69                      1,003,896
  2006                                         6.30                               7.57                      1,218,706
  2005                                         5.95                               6.30                      1,163,221
  2004                                         5.34                               5.95                      1,458,809
  2003                                         4.09                               5.34                      1,565,255
  2002                                         4.93                               4.09                      1,365,713
  2001                                         5.19                               4.93                        809,426
  2000                                         4.78                               5.19                        413,997
  1999                                         5.00 (04/30/1999)                  4.78                        148,240
Fidelity(R) VIP Growth Portfolio
  2008                                        $6.37                              $3.37                      1,017,764
  2007                                         5.02                               6.37                      1,280,750
  2006                                         4.70                               5.02                      1,564,742
  2005                                         4.44                               4.70                      1,865,701
  2004                                         4.30                               4.44                      2,285,066
  2003                                         3.23                               4.30                      2,516,096
  2002                                         4.63                               3.23                      2,349,525
  2001                                         5.62                               4.63                      2,272,877
  2000                                         6.31                               5.62                      1,706,866
  1999                                         5.00 (04/30/1999)                  6.31                        483,747
Fidelity(R) VIP High Income Portfolio
  2008                                        $5.68                              $4.26                        508,118
  2007                                         5.53                               5.68                        421,604
  2006                                         4.97                               5.53                        475,546
  2005                                         4.84                               4.97                        550,324
  2004                                         4.41                               4.84                        599,767
  2003                                         3.47                               4.41                      1,018,982
  2002                                         3.35                               3.47                        490,498
  2001                                         3.80                               3.35                        441,105
  2000                                         4.90                               3.80                        323,604
  1999                                         5.00 (04/30/1999)                  4.90                         79,913
Fidelity(R) VIP Index 500 Portfolio
  2008                                        $6.24                              $3.93                      2,074,157
  2007                                         5.92                               6.24                      2,656,901
  2006                                         5.11                               5.92                      3,133,386
  2005                                         4.88                               5.11                      3,823,741
  2004                                         4.41                               4.88                      4,289,798
  2003                                         3.43                               4.41                      4,427,110
  2002                                         4.42                               3.43                      3,866,013
  2001                                         5.02                               4.42                      3,164,881
  2000                                         5.54                               5.02                      2,308,450
  1999                                         5.00 (04/30/1999)                  5.54                        679,942

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Fidelity(R) VIP Overseas Portfolio
  2008                                        $9.07                              $5.10                        422,485
  2007                                         7.74                               9.07                        520,205
  2006                                         6.55                               7.74                        572,209
  2005                                         5.50                               6.55                        417,901
  2004                                         4.84                               5.50                        400,637
  2003                                         3.38                               4.84                        399,726
  2002                                         4.24                               3.38                        206,101
  2001                                         5.37                               4.24                        161,593
  2000                                         6.64                               5.37                        130,138
  1999                                         5.00 (04/30/1999)                  6.64                         26,030
Franklin Small Cap Value Securities Fund
  2008                                        $5.00 (05/01/2008)                 $3.34                          1,007
Franklin Templeton VIP Founding Funds Allocation Fund
  2008                                        $5.00 (05/01/1981)                 $3.36                          2,938
Janus Aspen Flexible Bond Portfolio
  2008                                        $7.97                              $8.45                        934,084
  2007                                         7.44                               7.97                      1,055,264
  2006                                         7.14                               7.44                      1,035,023
  2005                                         7.00                               7.14                      1,133,288
  2004                                         6.74                               7.00                      1,209,486
  2003                                         6.33                               6.74                      1,322,754
  2002                                         5.73                               6.33                      1,139,282
  2001                                         5.32                               5.73                        505,442
  2000                                         5.01                               5.32                        227,478
  1999                                         5.00 (04/30/1999)                  5.01                         56,703
Janus Aspen Forty Portfolio
  2008                                        $5.00 (05/01/2008)                 $2.75                         40,662
Janus Aspen Worldwide Portfolios
  2008                                        $6.58                              $3.64                        776,675
  2007                                         6.00                               6.58                      1,045,095
  2006                                         5.08                               6.00                      1,253,535
  2005                                         4.80                               5.08                      1,555,458
  2004                                         4.58                               4.80                      1,867,012
  2003                                         3.69                               4.58                      2,092,184
  2002                                         4.96                               3.69                      2,096,588
  2001                                         6.39                               4.96                      1,730,283
  2000                                         7.58                               6.39                      1,231,773
  1999                                         5.00 (04/30/1999)                  7.58                        235,301

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Neuberger Berman AMT Regency Portfolio
  2008                                        $10.32                             $5.59                         51,848
  2007                                          9.99                             10.32                         69,051
  2006                                          8.99                              9.99                        186,958
  2005                                          8.02                              8.99                        208,936
  2004                                          6.56                              8.02                         50,210
  2003                                          5.00 (05/01/2003)                 6.56                          1,849
Neuberger Berman AMT Short Duration Bond Portfolio
  2008                                         $5.64                             $4.88                         33,067
  2007                                          5.38                              5.64                        269,409
  2006                                          5.16                              5.38                        345,391
  2005                                          5.09                              5.16                        264,856
  2004                                          5.05                              5.09                        136,858
  2003                                          5.00 (05/01/2003)                 5.05                          1,301
Neuberger Berman AMT Small Cap Growth Portfolio
  2008                                         $7.68                             $4.65                         18,379
  2007                                          7.64                              7.68                         26,946
  2006                                          7.26                              7.64                         33,875
  2005                                          7.05                              7.26                         30,581
  2004                                          6.30                              7.05                         37,186
  2003                                          5.00 (05/01/2003)                 6.30                          7,165
Pioneer Emerging Markets VCT Portfolio
  2008                                         $5.00 (05/01/1981)                $2.24                         53,766
Pioneer Fund VCT Portfolio
  2008                                         $5.24                             $3.45                        374,712
  2007                                          4.99                              5.24                        404,706
  2006                                          4.28                              4.99                        269,225
  2005                                          4.03                              4.28                        329,696
  2004                                          3.74                              4.03                        355,113
  2003                                          3.00                              3.74                        401,646
  2002                                          4.05                              3.00                        420,636
  2001                                          4.47                              4.05                        418,561
  2000                                          5.01                              4.47                        289,801
  1999                                          5.00 (04/30/1999)                 5.01                        139,120

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
Pioneer Growth Opportunities VCT Portfolio
  2008                                        $7.63                              $4.92                        262,116
  2007                                         7.94                               7.63                        395,125
  2006                                         7.52                               7.94                        534,216
  2005                                         7.05                               7.52                        608,499
  2004                                         5.76                               7.05                        758,107
  2003                                         4.03                               5.76                        805,764
  2002                                         6.47                               4.03                        623,788
  2001                                         5.43                               6.47                        409,107
  2000                                         5.78                               5.43                        193,071
  1999                                         5.00 (04/30/1999)                  5.78                         29,591
Royce Small-Cap Portfolio
  2008                                        $5.00 (05/01/2008)                 $3.54                         12,112
Templeton Global Bond Securities Fund
   (Formerly the Templeton Global Income Securities Fund)
  2008                                        $5.00 (05/01/2008)                 $5.06                         40,153
T. Rowe Price Blue Chip Growth Portfolio
  2008                                        $7.03                              $4.04                         41,261
  2007                                         6.23                               7.03                         32,017
  2006                                         5.68                               6.23                         13,830
  2005                                         5.00 (04/20/2005)                  5.68                         13,291
T. Rowe Price Equity Income Portfolio
  2008                                        $8.63                              $5.52                      1,332,734
  2007                                         8.36                               8.63                      1,762,315
  2006                                         7.03                               8.36                      2,155,931
  2005                                         6.76                               7.03                      2,448,055
  2004                                         5.89                               6.76                      2,691,703
  2003                                         4.69                               5.89                      2,840,459
  2002                                         5.40                               4.69                      2,647,960
  2001                                         5.32                               5.40                      1,537,211
  2000                                         4.71                               5.32                        883,644
  1999                                         5.00 (04/30/1999)                  4.71                        330,769
T. Rowe Price Limited-Term Bond Portfolio
  2008                                        $7.28                              $7.39                        551,377
  2007                                         6.90                               7.28                        457,695
  2006                                         6.63                               6.90                        542,508
  2005                                         6.51                               6.63                        657,395
  2004                                         6.44                               6.51                        798,838
  2003                                         6.17                               6.44                        808,155
  2002                                         5.86                               6.17                        698,214
  2001                                         5.40                               5.86                        238,860
  2000                                         5.00 (05/01/2000)                  5.40                         20,303

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ----------------------------
T. Rowe Price Mid-Cap Growth Portfolio
  2008                                        $9.27                              $5.59                        451,375
  2007                                         7.89                               9.27                        630,919
  2006                                         7.40                               7.89                        848,889
  2005                                         6.45                               7.40                        964,924
  2004                                         5.45                               6.45                      1,030,272
  2003                                         3.94                               5.45                      1,038,125
  2002                                         5.00                               3.94                        802,660
  2001                                         5.05                               5.00                        331,592
  2000                                         5.00 (05/01/2000)                  5.05                         72,220
Timothy Plan(R) Conservative Growth Variable
  2008                                        $6.48                              $4.63                        122,346
  2007                                         5.96                               6.48                        126,219
  2006                                         5.46                               5.96                         46,111
  2005                                         5.00 (04/20/2005)                  5.46                         29,863
Timothy Plan(R) Strategic Growth Variable
  2008                                        $6.86                              $4.15                        115,199
  2007                                         6.23                               6.86                         95,981
  2006                                         5.74                               6.23                        218,905
  2005                                         5.00 (04/20/2005)                  5.67                        212,851
Vanguard Diversified Value Portfolio
  2008                                        $5.00 (05/01/2008)                 $3.44                          3,094
Vanguard(R) VIF Mid-Cap Index Portfolio
  2008                                        $7.16                              $4.17                        146,628
  2007                                         6.75                               7.16                        137,813
  2006                                         5.93                               6.75                        103,507
  2005                                         5.00 (04/20/2005)                  5.93                         27,148
Vanguard(R) VIF Small Company Growth Portfolio
  2008                                        $6.80                              $4.12                         30,709
  2007                                         6.56                               6.80                         89,395
  2006                                         5.95                               6.56                         27,885
  2005                                         5.00 (04/20/2005)                  5.95                          6,694
Vanguard(R) VIF Total Bond Market Index Portfolio
  2008                                        $5.67                              $5.96                        181,417
  2007                                         5.30                               5.67                         76,118
  2006                                         5.08                               5.30                         54,027
  2005                                         5.00 (04/20/2005)                  5.08                          9,616

*All Investment Accounts represent Class A units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2008, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $18,493.7 million and had equity of $1,042.3 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/ Advisors of AIM Variable Insurance Funds, Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, , Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                                           OBJECTIVE
----                                                           ---------
AIM V.I. Core Equity Fund                                      Seeks growth of capital.
AIM V.I. Dynamics Fund                                         Seeks long-term capital growth.
AIM V.I. Financial Services Fund                               Seeks capital growth.
AIM V.I. Global Health Care Fund                               Seeks capital growth.
AIM V.I. Global Real Estate Fund                               Seeks high total return.
AIM V.I. High Yield Fund                                       Seeks a high level of current income.
AIM V.I. International Growth Fund                             Seeks long-term growth of capital.
AIM V.I. Utilities Fund                                        Seeks capital growth and current income.
Alger American LargeCap Growth Portfolio                       Seeks long-term capital appreciation.
Alger American SmallCap Growth Portfolio                       Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio           Seeks to provide current income while seeking capital growth.
AllianceBernstein VPS International Value Portfolio            Seeks long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value Portfolio            Seeks long-term growth of capital.
American Century(R) VP Income & Growth Portfolio               Seeks capital growth.
American Century(R) VP International Portfolio                 Seeks long-term capital growth.
American Century(R) VP Mid Cap Value Fund                      Seeks long-term growth of capital and seeks income as a
                                                                 secondary objective.
American Century(R) VP Ultra(R)                                Seeks long-term capital growth.
American Century(R) VP Vista(SM)                               Seeks long-term capital growth.
Calvert Social Mid Cap Growth Portfolio                        Seeks long-term capital.
Columbia Federal Securities Fund, Variable Series              Seeks high level of current income and total return.
Columbia Small Cap Value Fund, Variable Series                 Seeks long-term capital appreciation.

FUND                                                           OBJECTIVE
----                                                           ---------
Dreyfus Investment Portfolio, Small Cap Stock Index Portfolio  Seeks to match the performance of the S&P Small
                                                                 Cap 600(R) Index
Dreyfus Investment Portfolio, Technology Growth Portfolio      Seeks capital appreciation.
Dreyfus Variable Investment Portfolio, Appreciation Portfolio  Seeks long-term capital.
Fidelity(R) VIP Freedom Income Portfolio                       Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2010 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2015 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2020 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2025 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Freedom 2030 Portfolio                         Seeks high total return with a secondary objective of
                                                                 principal preservation.
Fidelity(R) VIP Asset Manager(SM) Portfolio                    Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                        Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                        Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                               Seeks to achieve capital appreciation.
Fidelity(R) VIP High Income Portfolio                          Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                            Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
                                                                 represented by the S&P 500(R).
Fidelity(R) VIP Mid Cap Portfolio                              Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                             Seeks long-term growth of capital.
Franklin Small Cap Value Securities Fund                       Seeks long-term total return.
Franklin Templeton VIP Founding Funds Allocation Fund          Seeks long-term growth of capital and income.
Janus Aspen Flexible Bond Portfolio                            Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                    Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio (formerly Janus                 Seeks long-term capital growth.
    Aspen International Growth Portfolio)
Janus Aspen Perkins Mid Cap Value Portfolio                    Seeks capital appreciation.
Janus Aspen Worldwide Portfolio                                Seeks long-term growth of capital.
Neuberger Berman AMT Mid-Cap Growth Portfolio                  Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio                         Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio             Seeks highest available income with a secondary
                                                                 objective of return.
Neuberger Berman AMT Small Cap Growth Portfolio                Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                            Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                     Seeks a high level of income and seeks capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                              Seeks to provide a level of current income.
OneAmerica Value Portfolio                                     Seeks long-term capital appreciation and seeks current
                                                                 investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                         Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                            Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                     Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                     Seeks growth of capital.
Royce Small-Cap Fund                                           Seeks long-term growth of capital.
T. Rowe Price Blue Chip Growth Portfolio                       Seeks to provide long-term growth.
T. Rowe Price Equity Income Portfolio                          Seeks substantial dividend income and long-term
                                                                 capital growth.
T. Rowe Price Limited-Term Bond Portfolio                      Seeks high level of income.
T. Rowe Price Mid Cap Growth Portfolio                         Seeks long-term capital appreciation.
Templeton Foreign Securities Fund                              Seeks long-term capital growth.
Templeton Global Bond Securities Fund (formerly Templeton      Seeks current income with a secondary objective
    Global Income Securities Fund)                               of capital appreciation.
Timothy Plan(R) Conservative Growth Variable                   Seeks long-term growth of capital.
Timothy Plan(R) Strategic Growth Variable                      Seeks to provide high long-term growth of capital.
Vanguard(R) Diversified Value Portfolio                        Seeks long-term capital appreciation and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                        Seeks to track the performance of a benchmark index that
                                                                 measures the investment return of mid-capitalization stocks.
Vanguard(R) VIF Small Company Growth Portfolio                 Seeks to track the performance of a benchmark index that
                                                                 measures the investment return of mid-capitalization
                                                                 stocks.
Vanguard(R) VIF Total Bond Market Index Portfolio              Seeks to track the performance of a broad, market-weighted bond index.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section
403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment).

Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

For One (1) Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $1,000; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One (1) Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second (2nd) Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408(a) and 408(b) plans (if returned within seven (7) days of receipt).

ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at AUL's Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, AUL transfers the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, AUL assumes that receipt of this Contract occurs five (5) calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account(s)." Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

The Fund prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or the Fund's policy, then the policyholder is notified of restrictions on their account. Among the actions that can be taken are the limitation or elimination of the policyholder's access to internet and interactive voice response trades as well as limiting the policyholder to a specific number of trades per month, as determined by AUL or the Fund. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other owners.

AUL will cooperate and may share Participant-level trading information with the Fund to the extent necessary to assist in the enforcement of these policies.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

             TRANSFER          UNIT           UNITS
MONTH         AMOUNT           VALUE        PURCHASED
-----        --------          -----        ---------
  1           $1,000           $20            50
  2           $1,000           $25            40
  3           $1,000           $30            33.333
  4           $1,000           $40            25
  5           $1,000           $35            28.571
  6           $1,000           $30            33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54.

THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year.

Under the DCA Program, the owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA to Contract Owners at no charge and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most recently requested. This will be done on a monthly, quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA.

The Owner may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL offers five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner a written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value

(or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with the Owner's registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to the Owner's financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with the Owner's registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with the Owner's registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or the Owner's registered representative assess the Owner's financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of The Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes.

Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one (1) Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

AUL is under no contractual obligation to continue this Program and has the right to terminate or change the Program at any time.

BONUS PROGRAMS

AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its general account, will provide a 4 percent bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, AUL assumes that receipt of this policy occurs five (5) calendar days after the Contract Date. See "Right to Examine Period.") These programs may not be available in all states.

After expiration of the new Contract's Right to Examine Period, withdrawals will be governed by the terms of the New Contract for purposes of calculating any contingent deferred sales charges ("Withdrawal Charges"; see "Withdrawal Charge"). The Exchange Offer will be communicated to potential clients by providing them with a prospectus for the new Contracts and the Select Point Bonus Program disclosure form.

This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Guaranteed Minimum Account Value Rider is not available to Contracts purchased through the Exchange Offer.

The Exchange Offer may be available to customers, both current and potential, paying cash rather than exchanging account value into the New Contract.

Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12 percent Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten (10) year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

If a Contract is surrendered during the new Withdrawal Charge period, the 4 percent bonus may be more than offset by the Withdrawal Charge; and a potential customer may be worse off than if the exchange had not been made. The potential customer should also compare the Mortality and Expense Risk charges, and other charges, of the Exchanged Contract and the New Contract to be certain that the New Contract does not deduct higher charges, thus offsetting the benefit of the bonus paid.

The Exchange Program bonus will only apply to qualifying first year Premium. Initial deposits of $10,000 or more will qualify for a bonus. Any initial deposit of less than $10,000 will not be eligible for a bonus; however, initial deposits of less than $10,000 will be aggregated with subsequent deposits of Premium in the first Contract Year and AUL will pay a bonus on the aggregated amount at the end of the first Contract Year provided such aggregation totals $10,000 by the end of the first Contract Year.

To accept the Exchange Offer, the potential client must sign the "SelectPoint Plus Bonus Program" disclosure form in addition to any customary applications and paperwork.

AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5.) Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period plus the per share credit or charge for any taxes reserved for the immediately preceding valuation period.

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract is a Flexible Premium Contract or a One (1) Year Flexible Premium Contract. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value at the beginning of the Contract Year in which the withdrawal is being made. Any transfer of Account Value from the non-MVA Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

                             CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
                             ---------------------------------------------------------
Contract Year              1       2      3       4      5       6      7       8      9      10     11 or more
Flexible Premium
  Contracts               10%      9%     8%      7%     6%      5%     4%      3%     2%     1%         0%

One Year Flexible
  Premium Contracts        7%      6%     5%      4%     3%      2%     1%      0%     0%     0%         0%

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One Year Flexible Premium Contract.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts an annual Contract fee from each Owner's Account Value equal to the lesser of 2 percent of the Account

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

Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract Fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Account(s). Please see the Expense Table for a detail of rider charges. Riders available include the Enhanced Death Benefit Rider, the Guaranteed Minimum Annuitization Benefit Rider, and the Guaranteed Account Value Rider. For further information regarding these riders, please see "Optional Benefits."

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER AND THE GUARANTEED MINIMUM ACCOUNT VALUE RIDER ARE NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER
MAY 1, 2009, NOR CAN EITHER RIDER BE ADDED AFTER ISSUE ON OR AFTER MAY 1, 2009.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Owner's Net Cash Value as of the end of the Valuation Period.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

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

In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401 or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office. AUL reserves the right to limit the number of loans outstanding at any time.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within (5) five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1) the Account Value less any outstanding loan and accrued interest

  2) the total of all Premiums paid less an adjustment for amounts prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest;

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary; withdrawals will reduce the death benefit on a proportional basis.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth
(5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment annuity with no life contingency is selected.

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

When the Owner annuitizes, the Owner must choose:

  1. An annuity payout option, and

  2. Either a fixed payment annuity, variable payment annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first (1st) payment amount under a Variable Payment Annuity option is set at the first (1st) valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

  2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine the Owner's first (1st) annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, annuity payments will remain level.

  3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which the Owner selected.

  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.

PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. Income for a Fixed Period - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20.)

  2. Life Annuity - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. Survivorship Annuity - Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either MVA Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. THE MVA MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS. NON-MVA FIXED ACCOUNT(S) MAY NOT BE AVAILABLE IN ALL STATES

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act").

Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

MARKET VALUE ADJUSTED FIXED ACCOUNT

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by AUL for any Guaranteed Period selected, will be credited unless a distribution from the MVA Fixed Account occurs for any reason. The minimum amount of any allocation made to a MVA Fixed Account must be $1,000. MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

Generally, the market value adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the MVA option rates in effect. When prevailing rates are lower than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a market value adjustment should be carefully considered before electing to surrender allocations in a MVA Fixed Account.

During the MVA Free Window, the Owner may transfer or withdraw amounts from MVA Fixed Accounts with expiring Guaranteed Periods without Market Value Adjustment. The MVA Free Window is currently set at thirty (30) days prior to the end of the maturity duration selected. AUL reserves the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If the Owner takes no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period and Current Rate will apply. MVA Fixed Accounts are available during the accumulation phase of a Contract only and are not available as fixed accounts during the annuitization phase of a Contract. In addition, MVA Accounts are not available for use in conjunction with Contract Owner services such as DCA and portfolio rebalancing.

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

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested.

The maximum amount that may be transferred in any one Contract Year from a Non-MVA Fixed Account is the lesser of 20 percent of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

Transfers from MVA Fixed Accounts may be subject to market value adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20 percent Fixed Account transfer limitation and do not reduce the Free Withdrawal Amount. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guarantee Periods the Owner has indicated. Transfers may result in a charge to the Contract Owner.

For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to

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the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at the Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus. Some riders are not available in all states.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; Withdrawals will reduce the death benefit on a proportional basis;

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

GUARANTEED MINIMUM ACCOUNT VALUE RIDER

For those Contracts which have elected the Guaranteed Minimum Account Value rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th), twentieth (20th), and thirtieth (30th) Contract Years, the Owner's Account Value will be adjusted to be the greater of:

  1. The Account Value on that Contract Anniversary, or

  2. The Premiums paid under the Contract multiplied by the appropriate factor shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. The Guaranteed Minimum Account Value rider is only available on One (1) Year Flexible Premium Deferred Variable Annuity Contracts. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.

THE GUARANTEED MINIMUM ACCOUNT VALUE RIDER IS NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER MAY 1, 2009, NOR CAN IT BE ADDED AFTER ISSUE ON OR AFTER
MAY 1, 2009.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th) Contract Anniversary, the amount applied to the then-current annuity table will be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R). If the Program is later terminated, the Rider will be terminated automatically.

Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit.

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER MAY 1, 2009, NOR CAN IT BE ADDED AFTER ISSUE ON OR AFTER MAY 1, 2009.

LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

For those Contracts which have elected a Long Term Care Facility and Terminal Illness rider at the time of application, the following provisions apply. Surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty
(30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's

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

letter at the Company's Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely.

Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

 1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

 2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

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

 3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

 4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

 1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one (1) to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

 2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

 3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

 4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e)(amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA").

Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

 1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation.

The annual Premium for an IRA may not exceed a certain limit under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

 2. ROTH IRA

Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

 3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

 4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c) (3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by January 1, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted, pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

 5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the

Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under Contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance Contracts or if otherwise required by applicable law or Contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment

Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2008, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                            Page
-----------                                                                            ----
GENERAL INFORMATION AND HISTORY ......................................................    3
DISTRIBUTION OF CONTRACTS ............................................................    3
CUSTODY OF ASSETS ....................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...........................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS .......................    3
     403(b) Programs .................................................................    4
     408 and 408A Programs ...........................................................    4
     457 Programs ....................................................................    5
     Employee Benefit Plans ..........................................................    5
     Tax Penalty for All Annuity Contracts ...........................................    5
     Withholding for Employee Benefit Plans and Tax-Deferred Annuities ...............    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................................    6
FINANCIAL STATEMENTS .................................................................    6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                                                    ---------------------------
                                                                                           OMB APPROVAL
                                                                                    ---------------------------
FORM ADV    UNIFORM APPLICATION FOR INVESTMENT ADVISER REGISTRATION                 OMB Number: 3235-0049
PART II - PAGE 1                                                                    Expires: February 28, 2011
                                                                                    Estimated average burden
                                                                                    hours per response...4.07
                                                                                    ----------------------------

----------------------------------------------------------------------------------------------------------------
Name of Investment Adviser:

AMERICAN UNITED LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------

Address: (Number and Street)        (City)         (State)     (Zip Code)    Area Code:     Telephone Number:
ONE AMERICAN SQ.PO BOX 368       INDIANAPOLIS        IN          46206          317             285-1588

----------------------------------------------------------------------------------------------------------------

    THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR
                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                        TABLE OF CONTENTS

 ITEM
 ----
NUMBER      ITEM                                                                           PAGE
------      ----                                                                           ----
  1         Advisory Services and Fees                                                        2

  2         Types of Clients                                                                  2

  3         Types of Investments                                                              3

  4         Methods of Analysis, Sources of Information and Investment Strategies             3

  5         Education and Business Standards                                                  4

  6         Education and Business Background                                                 4

  7         Other Business Activities                                                         4

  8         Other Financial Industry Activities or Affiliations                               5

  9         Participation or Interest in Client Transactions                                  5

 10         Conditions for Managing Accounts                                                  5

 11         Review of Accounts                                                                6

 12         Investment or Brokerage Discretion                                                6

 13         Additional Compensation                                                           7

 14         Balance Sheet                                                                     7

            Continuation Sheet                                                       Schedule F

--------------------------------------------------------------------------------
(Schedule A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
--------------------------------------------------------------------------------

 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY
                            VALID OMB CONTROL NUMBER.

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
1. A.      ADVISORY SERVICES AND FEES. (check the applicable boxes)           For each type of service provided,
                                                                              state the approximate % of total
   Applicant:                                                                 advisory billings from that service.

                                                                              (See instruction below.)

   [x] (1) Provides investment supervisory services                                                                99.00%
                                                                                                                   -----
   [x] (2) Manages investment advisory accounts not involving investment supervisory services                       1.00%
                                                                                                                   -----
   [ ] (3) Furnishes investment advice through consultations not included in either service
           described above                                                                                              %

   [ ] (4) Issues periodicals about securities by subscription                                                          %

   [ ] (5) Issues special reports about securities not included in any service described above                          %

   [ ] (6) Issues, not as part of any service described above, any charts, graphs, formulas, or other
           devices which clients may use to evaluate securities                                                         %

   [ ] (7) On more than an occasional basis, furnishes advice to clients on matters not involving
           securities                                                                                                   %

   [ ] (8) Provides a timing service                                                                                    %

   [ ] (9) Furnishes advice about securities in any manner not described above                                          %

(Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Yes          No
   B.      Does applicant call any of the services it checked above financial planning or
           some similar term?                                                                           [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

   C.      Applicant offers investment advisory services for: (check all that apply)

   [x] (1) A percentage of assets under management           [ ] (4) Subscription fees

   [ ] (2) Hourly charges                                    [ ] (5) Commissions

   [x] (3) Fixed fees (not including subscription fees)      [ ] (6) Other

----------------------------------------------------------------------------------------------------------------------------

   D.      For each checked box in A above, describe on Schedule F:

   o       the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

   o       applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

   o       when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date

----------------------------------------------------------------------------------------------------------------------------

2. TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

   [x] A.  Individuals                                       [ ] E.  Trusts, estates, or charitable organizations

   [ ] B.  Banks or thrift institutions                      [x] F.  Corporations or business entities other than those listed above

   [ ] C.  Investment companies                              [ ] G.  Other (describe on Schedule F)

   [ ] D.  Pension and profit sharing plans

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
3. TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

       A. Equity Securities                                   [x] H. United States government securities

   [x]    (1) exchange-listed securities

   [x]    (2) securities traded over-the-counter                  I. Options contracts on:

   [x]    (3) Foreign issuers                                 [x]    (1) securities

                                                              [x]    (2) commodities

   [x] B. Warrants

                                                                  J. Futures contracts on:

   [x] C. Corporate debt securities                           [x]    (1) tangibles

          (other than commercial paper)                       [x]    (2) intangibles

   [x] D. Commercial paper                                        K. Interests in partnerships investing in:

                                                              [x]    (1) real estate

   [x] E. Certificates of deposit                             [x]    (2) oil and gas interests

                                                              [ ]    (3) other (explain on Schedule F)

   [x] F. Municipal securities                                [ ] L. Other (explain on Schedule F)

       G. Investment company securities:

   [x]    (1) variable life insurance

   [x]    (2) variable annuities

   [x]    (3) mutual fund shares

----------------------------------------------------------------------------------------------------------------------------

4. METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

   A.     Applicant's security analysis methods include: (check those that apply)

      (1) [ ] Charting                                        (4)    [ ] Cyclical

      (2) [x] Fundamental                                     (5)    [ ] Other (explain on Schedule F)

      (3) [x] Technical

----------------------------------------------------------------------------------------------------------------------------

   B.     The main sources of information applicant uses include: (check those that apply)

      (1) [x] Financial newspapers and magazines              (5)    [ ] Timing services

      (2) [x] Inspections of corporate activities             (6)    [x] Annual reports, prospectuses, filings with
                                                                         the Securities and Exchange Commission

      (3) [x] Research materials prepared by others           (7)    [x] Company press releases

      (4) [x] Corporate rating services                       (8)    [ ] Other (explain on Schedule F)

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
   C.     The investment strategies used to implement any investment advice given to clients include:
          (check those that apply)

      (1) [x] Long term purchases
              (securities held at least a year)               (5)    [x] Margin transactions
      (2) [x] Short term purchases
              (securities sold within a year)                 (6)    [x] Option writing, including covered
                                                                         options, uncovered options or
                                                                         spreading strategies

      (3) [x] Trading (securities sold within 30 days)        (7)    [ ] Other (explain on Schedule F)

      (4) [x] Short sales

----------------------------------------------------------------------------------------------------------------------------

5. EDUCATION AND BUSINESS STANDARDS.

   Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                                  (If yes, please describe these standards on Schedule F)
                                                                                                        Yes          No
                                                                                                        [x]          [ ]

----------------------------------------------------------------------------------------------------------------------------

6. EDUCATION AND BUSINESS BACKGROUND.

   For:

   o      each member of the investment committee or group that determines general investment advice to be given to clients, or

   o      if the applicant has no investment committee or group, each individual who determines general investment advice clients (if more than five, respond only for their supervisors)

   o      each principal executive officer of applicant or each person with similar status or performing similar functions.

   On Schedule F, give the:

   o      name                                         o      formal education after high school

   o      year of birth                                o      business background for the preceding five years

----------------------------------------------------------------------------------------------------------------------------

7. OTHER BUSINESS ACTIVITIES. (check those that apply)

   [x] A. Applicant is actively engaged in a business other than giving investment advice.

   [x] B. Applicant sells products or services other than investment advice to clients.

   [x] C. The principal business of applicant or its principal executive officers involves something other than providing investment advice.

           (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
8. OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)

   [ ] A.  Applicant is registered (or has an application pending) as a securities broker-dealer.

   [ ] B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

   [x] C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

   [x] (1) broker-dealer                                      [ ] (7)  accounting firm

   [x] (2) investment company                                 [ ] (8)  law firm

   [x] (3) other investment adviser                           [x] (9)  insurance company or agency

   [ ] (4) financial planning firm                            [ ] (10) pension consultant

   [ ] (5) commodity pool operator, commodity                 [ ] (11) real estate broker or dealer
           trading adviser or futures commission
           merchant

   [ ] (6) banking or thrift institution                      [ ] (12) entity that creates or packages limited
                                                                       partnerships

            (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

       D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                         (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                                                        Yes          No
                                                                                                        [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

9. PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

   Applicant or a related person: (check those that apply)

   [ ] A.  As principal, buys securities for itself from or sells securities it owns to any client.

   [ ] B.  As broker or agent effects securities transactions for compensation for any client.

   [ ] C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

   [x] D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

   [x] E.  Buys or sells for itself securities it also recommends to clients.

           (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

  Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client or prospective client upon request.

----------------------------------------------------------------------------------------------------------------------------

10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment advisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other condition for starting or maintaining an account?

                                              (If yes, describe on Schedule F)

                                                                                                        Yes          No
                                                                                                        [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory account, or holds itself out as providing financial planning or some similarly termed services:

    A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. For REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

    AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY
    INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.

    THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO
    FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

    G. DAVID SAPP, Sr. V.P., INVESTMENTS
    KATHRYN E. HUDSPETH, V.P., EQUITIES
    DAVID WEISENBURGER V.P., FIXED INCOME SECURITIES

    SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY, GENERAL ECONOMIC CONDITIONS,
    AND PERFORMANCE OF THE PORTFOLIO SECURITIES. THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED
    ON CURRENT CONDITIONS ARE REPORTED ANNUALLY TO THE BOARD.

    B.     Describe below the nature and frequency of regular reports to clients on their accounts.

    SEE ANSWER TO 11.A ABOVE.

    IBBOTSON ASSOCIATES REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION
    MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

----------------------------------------------------------------------------------------------------------------------------

12. INVESTMENT OR BROKERAGE DISCRETION.

    A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

    (1)    securities to be bought or sold?                                                             Yes          No
                                                                                                        [x]          [ ]

    (2)    amount of securities to be bought or sold?                                                   Yes          No
                                                                                                        [x]          [ ]

    (3)    broker or dealer to be used?                                                                 Yes          No
                                                                                                        [x]          [ ]

    (4)    commission rates paid?                                                                       Yes          No
                                                                                                        [x]          [ ]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
    B.     Does applicant or a related person suggest brokers to clients?

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

    For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

    o      the products, research and services

    o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

    o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and

    o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for product and research services received.

----------------------------------------------------------------------------------------------------------------------------

13. ADDITIONAL COMPENSATION.

    Does the applicant or a related person have any arrangements, oral or in writing, where it:

    A.     is paid cash by or receives some economic benefit (including commissions, equipment or non-research services)
           from a non-client in connection with giving advice to clients?
                                                                                                       Yes          No
                                                                                                       [ ]          [x]

    B.     directly or indirectly compensates any person for client referrals?

                                  (For each yes, describe the arrangements on Schedule F.)

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

    o      has custody of client funds or securities (unless applicant is registered or registering only with the
           Securities and Exchange Commission); or

    o      requires prepayment of more than $500 in fees per client and 6 or more in advance

    Has applicant provided a Schedule G balance sheet?

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------
Full name of applicant exactly as stated in item 1A of Form ADV:       IRS Empl. Ident. No.:
AMERICAN UNITED LIFE INSURANCE COMPANY                                 35-014825
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A                          AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE
                                USED IN CONNECTION WITH CERTAIN RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY AND LIFE
                                CONTRACTS. THESE CONTRACTS PROVIDE FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED
                                BASIS OR BOTH. CONTRIBUTIONS DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO
                                ONE OR MORE OF THE INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUST, AUL AMERICAN
                                INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY TRUST AND AUL AMERICAN
                                INDIVIDUAL VARIABLE LIFE ANNUITY UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE
                                ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC.("THE
                                FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM MUTUAL FUNDS
                                WHICH HAVE INVESTMENT ADVISORS OTHER THAN AUL.

                                THE FUND AND AUL (THE "ADVISOR") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990, ("THE
                                AGREEMENT") WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON
                                MAY 8, 1991. THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF
                                DIRECTORS UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS. SUBJECT TO THE OVERALL
                                SUPERVISION OF THE FUND'S BOARD OF DIRECTORS, THE ADVISOR EXERCISES RESPONSIBILITY FOR THE
                                INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS. THE ADVISOR MANAGES THE DAY-TO-DAY
                                INVESTMENT OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING
                                THE PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED
                                THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED IN
                                THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS LAST APPROVED BY THE BOARD OF DIRECTORS ON
                                FEBRUARY 26, 2009.

                                UNDER THE AGREEMENT, THE ADVISOR IS COMPENSATED FOR ITS SERVICES AT A MONTHLY FEE BASED ON AN
                                ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. FOR EACH PORTFOLIO, THE
                                FUND PAYS THE ADVISOR A FEE AT AN ANNUAL RATE OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS OF
                                0.50 PERCENT FOR THE VALUE, INVESTMENT GRADE BOND AND ASSET DIRECTOR PORTFOLIOS; 0.40 PERCENT
                                FOR THE MONEY MARKET PORTFOLIO; AND 0.70 PERCENT FOR THE SOCIALLY RESPONSIVE PORTFOLIO. THE
                                ADVISOR IS ALSO THE DISTRIBUTOR OF CONTRACTS IN WHICH THE PORTFOLIOS ARE OFFERED. THE
                                ADVISOR IS ENTITLED TO 0.30 PERCENT OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S
                                ADVISOR CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER SERVICES PROVIDED (12b-1 FEES) TO THE
                                SHAREHOLDERS.

                                THE STATE LIFE INSURANCE COMPANY,("STATE LIFE") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL
                                PARTNERS, INC. AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE
                                LIFE AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO (2) COMPANIES.

                                UNDER THE AGREEMENT BETWEEN AUL AND STATE LIFE, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM
                                AND IS RESPONSIBLE FOR THE COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN
                                CONSIDERATION THEREOF, STATE LIFE PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                                STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS IN EFFECT. STATE LIFE
                                IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS INVESTMENT PORTFOLIO
                                AND FOR ESTABLISHING THE INVESTMENT OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND
                                PRESERVE REQUIRED RECORDS RELATED TO STATE LIFE INVESTMENTS.

                                PIONEER MUTUAL LIFE INSURANCE COMPANY,("PML") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL
                                PARTNERS, INC. PML PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON PML's MEAN INVESTED
                                ASSETS FOR EACH YEAR.
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A (CONTINUED)              MISCELLANEOUS INVESTMENT ADVISORY CLIENTS

                                AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY AUL
                                OFFERS TO THESE ENTITIES CERTAIN PRIVATE PLACEMENT FIXED INCOME INVESTMENTS IN WHICH AUL IS
                                PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE DISCRETION IN ALL SECURITIES PURCHASES. THEY
                                PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS IN ARREARS FOR THE SERVICES RENDERED UNDER THE
                                AGREEMENTS IN THE AMOUNT UP TO TEN (10) BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL
                                VALUE OF THE ASSETS HELD AT THE END OF EACH QUARTER WHICH WERE PURCHASED UNDER THIS
                                AGREEMENT.

                                AUL HAS ENTERED INTO AN AGREEMENT WHEREBY IBBOTSON ASSOCIATES ASSISTS IN PROVIDING ADVICE TO
                                PLAN SPONSORS REGARDING THE INVESTMENT OPTIONS TO BE INCLUDED IN THE PLAN. IBBOTSON REVIEWS
                                THE INVESTMENT OPTIONS ON THE AUL PLATFORM AND PROVIDES QUALITATIVE DATA ON THE INVESTMENT
                                OPTION IN ORDER FOR A PREFERRED LIST OF OPTIONS TO BE CREATED FOR PLAN SPONSORS TO CHOOSE
                                FROM FOR THEIR PARTICIPANTS. AUL WILL CHARGE A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN
                                ASSETS. AUL PAYS IBBOTSON A FLAT FEE OF $145,000 PER YEAR FOR THE SERVICE.

                                PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY
                                INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC
                                INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AN ACCOUNT MANAGEMENT FEE DIRECTLY AGAINST THE
                                ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED ACCOUNTS
                                SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF THE TOTAL
                                ACCOUNT VALUE, PAID IN 0.25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A PORTION OF THE
                                FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

                                PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

                                AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION
                                PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.

                                UNDER THESE PROGRAMS, AUL HAS CONTRACTED WITH IBBOTSON ASSOCIATES TO DEVELOP SEVERAL ASSET
                                ALLOCATIONS MODELS, EACH BASED ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT
                                INVESTMENT RISK. IF THE CLIENT DECIDES TO SUBSCRIBE TO THE PROGRAM, INITIAL PREMIUMS OR
                                VARIABLE ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING
                                TO THE MODEL SELECTED. SUBSEQUENT PREMIUM PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO
                                BE ALLOCATED ACCORDINGLY.

                                AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE PROGRAM, WITH ALL ASSOCIATED FIDUCIARY
                                RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS AND
                                PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER THE
                                COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER OPTIMIZE THE
                                POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL. AS A RESULT OF THE
                                PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY BE DELETED FROM A MODEL.

                                WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST
                                THIRTY (30) DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE
                                EFFECTIVE. IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT PREMIUMS,
                                IF APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY.
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A (CONTINUED)              IF THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE CLIENT CAN
                                CHANGE TO A DIFFERENT MODEL OR WITHDRAW FROM THE PROGRAM BY PROVIDING NOTICE TO AUL. SOME
                                OF THE RIDERS AVAILABLE UNDER THE CONTRACT REQUIRE THE CLIENT TO PARTICIPATE IN AN ASSET
                                ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS, SUCH RIDERS WILL TERMINATE
                                IF THE CLIENT WITHDRAWS FROM PORTFOLIO OPTIMIZATION OR ALLOCATES ANY PORTION OF THE
                                CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY
                                INCLUDED IN A MODEL (AS FULLY DESCRIBED IN EACH RIDER.)

                                IN CONSIDERATION OF THE SERVICES PROVIDED, AUL PAYS IBBOTSON A FEE THAT IS BASED UPON THE
                                ASSETS UNDER MANAGEMENT IN THE PROGRAM.

II 5.                           IN GENERAL, THE APPLICANT REQUIRES ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING
                                INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.

II 6.                           * OF APPLICANT

                                KENT ADAMS, CFA
                                DOB: 03/11/48
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                VICE PRESIDENT, FIXED INCOME SECURITIES *01/1992 TO PRESENT

                                MICHAEL I. BULLOCK, CFA
                                DOB: 07/26/62
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY
                                VICE PRESIDENT, PRIVATE PLACEMENTS *11/2004 TO PRESENT
                                ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES *11/2000 TO 11/2004

                                J. SCOTT DAVISON, ChFC
                                DOB: 01/31/64
                                EDUCATION: GRADUATE OF MIDDLEBURY COLLEGE
                                CHIEF FINANCIAL OFFICER *06/2004 TO PRESENT
                                SENIOR VICE PRESIDENT, STRATEGIC PLANNING AND CORPORATE DEVELOPMENT *07/2002 TO
                                06/2004

                                RICHARD M. ELLERY
                                DOB: 07/25/71
                                EDUCATION: GRADUATE OF PURDUE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                                INVESTMENT ADVISOR CHIEF COMPLIANCE OFFICER *06/2007 TO PRESENT
                                ASSOCIATE GENERAL COUNSEL *01/2007 TO PRESENT
                                ASSISTANT GENERAL COUNSEL *05/2004 TO 01/2007
                                SENIOR COUNSEL *11/2001 TO 05/2004

                                ROBERT E. FERGUSON
                                DOB: 03/31/57
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                                DEPUTY COUNSEL *8/06/2006 TO PRESENT
                                ASSOCIATE GENERAL COUNSEL *08/2004 TO 08/2006
                                ASSISTANT GENERAL COUNSEL *12/1995 TO 08/2004
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 6. (CONTINUED)               STEVEN T. HOLLAND
                                DOB: 10/10/58
                                EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY
                                VICE PRESIDENT, MORTGAGE LOANS *06/1997 TO PRESENT

                                KATHRYN E. HUDSPETH, CFA
                                DOB: 05/09/59
                                EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY
                                VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT

                                ERIK LEIGHTON
                                DOB: 11/24/71
                                EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY
                                ASST. EQUITY PORTFOLIO MANAGER *07/2006 TO PRESENT
                                SENIOR RESEARCH ANALYST *10/2003 TO 07/2006
                                INVESTMENT RESEARCH ANALYST *08/2001 TO 10/2003

                                CONSTANCE E. LUND
                                DOB: 07/11/1953
                                EDUCATION: GRADUATE OF INDIANA STATE UNIVERSITY
                                Sr. VICE PRESIDENT, CORPORATE FINANCE *01/2000 TO PRESENT
                                VICE PRESIDENT, CORPORATE FINANCE *06/1999 TO 01/2000

                                JOHN C. MASON, CFA
                                DOB: 08/23/64
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                VICE PRESIDENT, MARKETABLE CORPORATE BONDS *05/2003 TO PRESENT
                                ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS *08/1998 TO 04/2003

                                BRIAN MATTHEWS, CFA
                                DOB: 12/23/1974
                                EDUCATION: GRADUATE OF COLORADO UNIVERSITY AND THE UNIVERSITY OF MINNESOTA
                                RESEARCH ANALYST *12/2008 TO PRESENT
                                CREDIT ANALYST & PRIVATE PLACEMENT ASSOCIATE, ING 05/2005-09/2008
                                ANALYST, DEEPHAVEN CAPITAL MANAGEMENT 05/2004 TO 08/2004
                                MBA STUDIES 2003-2005
                                US PEACE CORPS 2000-2002
                                PROJECT MANAGER, SERVICE METRICS 05/1999-11/2000

                                DAVID C. MCCONAHA, CFA
                                DOB: 06/04/1976
                                EDUCATION: GRADUATE OF BALL STATE UNIVERSITY & INDIANA UNIVERSITY
                                RESEARCH ANALYST * 07/2006 TO PRESENT
                                FINANCIAL ANALYST 07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES
                                REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998 TO 06/2004

                                G. DAVID SAPP, CFA
                                DOB: 12/03/46
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                Sr. VICE PRESIDENT INVESTMENTS *01/1992 TO PRESENT
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 6. (CONTINUED)               MARK A. SCHMAHL, CFA
                                DOB: 08/01/72
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                RESEARCH ANALYST *06/2007 TO PRESENT
                                VICE PRESIDENT, CAPITAL MARKETS UNDERWRITER, FIFTH THIRD BANK 08/2003 TO 06/2007

                                DAVID WEISENBURGER, CFA
                                DOB: 08/10/65
                                EDUCATION: GRADUATE OF UNIVERSITY OF CINCINNATI
                                VICE PRESIDENT, FIXED INCOME SECURITIES *12/2008 TO PRESENT
                                ASST. VICE PRESIDENT, FIXED INCOME SECURITIES *09/2007 TO 12/2008
                                ASST. VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, OHIO CASUALTY 04/2006 TO 09/2007
                                MANAGING DIRECTOR, FIXED INCOMES AND DERIVATIVES, SUMMIT INVESTMENT PARTNERS 07/1996
                                TO 04/2006

                                MARK A. WILKERSON
                                DOB: 01/19/1952
                                EDUCATION: GRADUATE OF ARKANSAS TECH UNIVERSITY
                                Sr. VICE PRESIDENT, INDIVIDUAL OPERATIONS *03/2007 TO PRESENT
                                Sr. VICE PRESIDENT & CHIEF MARKETING OFFICER, COLUMBUS LIFE INSURANCE
                                COMPANY/WESTERN & SOUTHERN FINANCIAL GROUP 03/1989 TO 03/2008

II 7.(A)(B)(C)                  AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA.
                                AUL PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY
                                BUSINESS AND REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90 PERCENT OF ITS TIME
                                CONDUCTING THESE ACTIVITIES.

                                SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

                                THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE ONEAMERICA
                                PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT
                                RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                                CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO WITH THE
                                EXCEPTION OF THE SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER
                                APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT
                                CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT
                                OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                                IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                                TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION, THE
                                OPERATIONAL FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF
                                SECURITIES. IN EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES
                                THAN THE LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF
                                THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING
                                THE TRANSACTION.

II 8.C(1)                       ONEAMERICA SECURITIES, INC., A REGISTERED BROKER-DEALER AND REGISTERED INVESTMENT ADVISOR
                                LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED SUBSIDIARY OF AUL
                                AND IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 8.C(2)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(3)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(9)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 9.                           THE CODE OF ETHICS HAS BEEN DRAFTED BY THE ADVISOR AND ADOPTED BY THE INVESTMENT
                                COMMITTEE OF THE ADVISOR AND ONEAMERICA FUNDS, INC.

                                IF ANY CLIENT OR PROSPECTIVE CLIENT REQUESTS A COPY OF THE CODE OF ETHICS, A COPY WILL BE
                                DISTRIBUTED TO THEM.

II 9.E                          SOME EQUITY SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISOR MAY ALSO BE APPROPRIATE
                                FOR THE ADVISOR'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISOR. IF A
                                PURCHASE OR SALE OF EQUITY SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO
                                AND ONE OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISOR IS CONSIDERED AT OR ABOUT THE
                                SAME TIME, IT IS THE POLICY OF THE ADVISOR TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH
                                ITS OBLIGATIONS TO SEEK BEST EXECUTION FOR ITS CLIENTS.

                                IT IS ALSO THE POLICY OF THE ADVISOR NOT TO FAVOR ANY ONE ACCOUNT OR PORTFOLIO OVER ANOTHER
                                IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED. ANY PURCHASE OR SALE ORDERS EXECUTED
                                CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE PRICE AND AS NEARLY AS PRACTICABLE ON A
                                PRO RATA BASIS IN PROPORTION TO THE AMOUNTS DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT
                                OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS WILL ALSO BE TAKEN INTO CONSIDERATION WHEN
                                DETERMINING PROPER SHARE ALLOCATION, SO THAT THE FINAL ALLOCATION MAY NOT BE BASED SOLELY
                                ON A PRO RATA CALCULATION. THESE FACTORS INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:

                                           1)  PERCENTAGE OF THE TRADE EXECUTED

                                           2)  TOTAL NUMBER OF SHARES TRADED

                                           3)  CASH FLOW ISSUES FOR EACH PORTFOLIO

                                           4)  EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                                           5)  TARGETED STOCK ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                                WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT
                                THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED
                                THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.

                                THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                                ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                                INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY
                                VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE ONEAMERICA
                                SOCIALLY RESPONSIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT
                                OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD,
                                PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                                IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY,
                                THE TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL
-----------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 9.E (CONTINUED)              FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                                EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST
                                AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE
                                BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                                THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE
                                RESEARCH WAS ACTUALLY EARNED.

II 12.A (1) & (2)               THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                                ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                                INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY
                                VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE SOCIALLY
                                RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE
                                AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF
                                SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT
                                RESTRICTIONS ARE FOLLOWED.

II 12.A (3) & (4)               IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                                TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL
                                FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                                EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST
                                AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE
                                BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION. THE
                                ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE
                                RESEARCH WAS ACTUALLY EARNED.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                (Complete amended pages in full, circle amended items and file with execution page (page 1).
-----------------------------------------------------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM

                            VARIABLE DEFERRED ANNUITY

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2009

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2009 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                3-14772  5/1/09


                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2009

                           INDIVIDUAL FLEXIBLE PREMIUM

                            VARIABLE DEFERRED ANNUITY


                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY


                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                       ONE AMERICAN SQUARE, P.O. BOX 7127
                        INDIANAPOLIS, INDIANA 46206-7127

                      (800) 537-6442 - www.oneamerica.com





This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2009.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS



Description                                                                                Page


GENERAL INFORMATION AND HISTORY .......................................................      3
DISTRIBUTION OF CONTRACTS .............................................................      3
CUSTODY OF ASSETS .....................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ............................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS .....................      3
     403(b) Programs ..................................................................      4
     408 and 408A Programs ............................................................      4
     457 Programs .....................................................................      5
     Employee Benefit Plans ...........................................................      5
     Tax Penalty for All Annuity Contracts ............................................      5
     Withholding for Employee Benefit Plans and Tax-Deferred Annuities ................      5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .........................................      6
FINANCIAL STATEMENTS ..................................................................      6


                         GENERAL INFORMATION AND HISTORY


For a  general  description  of AUL  and the AUL  American  Individual  Variable
Annuity  Unit  Trust  (the  "Variable   Account"),   see  the  section  entitled
"Information about AUL, The Variable Account, and The Funds" in the Prospectus.


Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").



OneAmerica  Securities,   Inc.  serves  as  the  Principal  Underwriter  without
compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.


                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT


The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three
(3) investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally is treated as securities of separate issuers.



        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS


The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.


Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.


The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.


Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.


403(b) PROGRAMS


Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $16,500 for 2009. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits  described  above do not apply to amounts  "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.


408 AND 408A PROGRAMS


Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.


If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.


Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15 percent of the Contract Owner's compensation, or (b) $49,000. Premiums paid through salary reduction are subject to additional annual limits.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details. 4

<

457 PROGRAMS


Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.



EMPLOYEE BENEFIT PLANS


Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.



The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.



TAX PENALTY FOR ALL ANNUITY CONTRACTS


Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:



(a) the Contract Owner has attained age 59 1/2;
(b) the Contract Owner has died; or
(c) the Contract Owner is disabled.


In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES


Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.



All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.


Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2008 and 2007 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2008, December 31, 2007 and December 31, 2006, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



                              FINANCIAL STATEMENTS
                          FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2008 are included in this Statement of Additional Information.






A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

Most investors gave a sigh of relief as we closed the books on 2008, a year that was extremely challenging with respect to investment performance. Global equity markets were buffeted by the mortgage debacle, high profile financial failures and forced buyouts, an unprecedented credit crisis, the need for successive bailout and rescue maneuvers, and the onset of a deep and prolonged recession.

Sadly, the current devastating bear market will be remembered in the history books for its severity and volatility. The Dow Jones Industrial Average (DJIA) declined 33.8 percent last year on a principal basis, its weakest return since 1931. The price level of the Standard & Poor's 500 Index (S&P 500) slid 38.5 percent, its worse year since 1937. The S&P 500 also fell 51.9 percent from its peak on October 9, 2007 to its recent low on November 20, 2008, making it the worst bear market during the post-World War II era.

The fixed income market also came under intense pressure during the year due to the devastating impact of the credit crisis. Credit spreads (the incremental yield versus U.S. Treasuries) widened materially throughout all of 2008 with the most dramatic widening occurring late in the third quarter and into the fourth quarter. For the year, corporate bonds generated negative excess returns (returns in excess of similar maturity U.S. Treasuries) of 19.9 percent. The only "safe haven" during 2008 was the Treasury market, as a result of a pronounced increase in risk aversion.

As we move into 2009, we expect a continuation of the extreme volatility that existed last year. Corporate profits are expected to slow and earnings will disappoint. In all likelihood, "financial company issues" are not fully behind us, and we expect to see continued headlines of asset write-downs and other earnings challenges. However, the precipitous declines in the equity and fixed income credit markets are now offering unique opportunities. An improved outlook for the financial markets is dependent on an economic recovery during the second half of 2009 and a reduction of the risk aversion that has plagued our marketplace. If these events fail to materialize, any market improvement, especially in the equity market, would likely be pushed out to 2010.

As this extended period of market uncertainty continues, we will maintain our rock-solid focus on the vision, values and goals that have kept our company strong. We appreciate your continued investment and confidence.


                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
February 28, 2009

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCooper LLP

Indianapolis, Indiana
April 10, 2009

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   36,132,178  $   60,560,597       2,547,390
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   36,132,178
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    9,351,047       1,316,774  $         7.10
Class B                               26,781,131       4,528,365            5.91
                                  --------------  --------------
 Total                            $   36,132,178       5,845,139
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    1,115,891
  Mortality & expense charges                                           (488,332)
                                                                  --------------
  Net investment income (loss)                                           627,559
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               313,116
  Realized gain distributions                                          2,121,256
  Net change in unrealized appreciation (depreciation)               (26,302,351)
                                                                  --------------
  Net gain (loss)                                                    (23,867,979)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (23,240,420)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     627,559       $     414,712
  Net realized gain (loss)                                        313,116           2,849,865
  Realized gain distributions                                   2,121,256           4,236,737
  Net change in unrealized appreciation (depreciation)        (26,302,351)         (5,789,084)
                                                            -------------       -------------
Increase (decrease) in net assets from operations             (23,240,420)          1,712,230
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      8,588,498          13,705,562
  Cost of units redeemed                                      (16,514,433)        (14,265,215)
  Account charges                                                (496,453)           (695,804)
                                                            -------------       -------------
  Increase (decrease)                                          (8,422,388)         (1,255,457)
                                                            -------------       -------------
Net increase (decrease)                                       (31,662,808)            456,773
Net assets, beginning                                          67,794,986          67,338,213
                                                            -------------       -------------
Net assets, ending                                          $  36,132,178       $  67,794,986
                                                            =============       =============
Units sold                                                      1,125,138           1,408,453
Units redeemed                                                 (2,087,124)         (1,496,302)
                                                            -------------       -------------
Net increase (decrease)                                          (961,986)            (87,849)
Units outstanding, beginning                                    6,807,125           6,894,974
                                                            -------------       -------------
Units outstanding, ending                                       5,845,139           6,807,125
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   107,407,913
Cost of units redeemed                                               (70,163,059)
Account charges                                                       (3,187,466)
Net investment income (loss)                                           2,285,617
Net realized gain (loss)                                               7,825,899
Realized gain distributions                                           16,391,692
Net change in unrealized appreciation (depreciation)                 (24,428,419)
                                                                 ---------------
                                                                 $    36,132,178
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     7.10         1,317   $    9,351             N/A          -36.7%
12/31/07        11.22         1,818       20,388             N/A            3.2%
12/31/06        10.87         2,062       22,417             N/A           13.5%
12/31/05         9.58         2,224       21,304             N/A            9.9%
12/31/04         8.72         2,213       19,293             N/A           15.0%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.91         4,528   $   26,781           1.30%          -37.8%
12/31/07         9.50         4,989       47,407           1.30%            2.2%
12/31/06         9.29         4,833       44,921           1.30%           12.1%
12/31/05         8.29         4,376       36,278           1.30%            8.4%
12/31/04         7.65         3,824       29,253           1.30%           13.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         2.1%
12/31/07         1.6%
12/31/06         1.5%
12/31/05         1.2%
12/31/04         0.8%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   44,815,548  $   44,815,548      44,815,548
Receivables: investments sold             13,844  ==============  ==============
Payables: investments purchased          (13,844)
                                  --------------
Net assets                        $   44,815,548
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $   13,223,273       9,879,719  $         1.34
Class B                               31,592,275      29,256,576            1.08
                                  --------------  --------------
 Total                            $   44,815,548      39,136,295
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      722,647
  Mortality & expense charges                                           (342,615)
                                                                  --------------
  Net investment income (loss)                                           380,032
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $      380,032
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     380,032       $   1,151,219
  Net realized gain (loss)                                            -                   -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)                -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 380,032           1,151,219
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     94,922,841          59,739,281
  Cost of units redeemed                                      (76,931,766)        (64,512,009)
  Account charges                                                (305,647)           (285,831)
                                                            -------------       -------------
  Increase (decrease)                                          17,685,428          (5,058,559)
                                                            -------------       -------------
Net increase (decrease)                                        18,065,460          (3,907,340)
Net assets, beginning                                          26,750,088          30,657,428
                                                            -------------       -------------
Net assets, ending                                          $  44,815,548       $  26,750,088
                                                            =============       =============
Units sold                                                     89,064,180          54,884,492
Units redeemed                                                (73,672,579)        (59,920,190)
                                                            -------------       -------------
Net increase (decrease)                                        15,391,601          (5,035,698)
Units outstanding, beginning                                   23,744,694          28,780,392
                                                            -------------       -------------
Units outstanding, ending                                      39,136,295          23,744,694
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                        $  3,513,064,501
Cost of units redeemed                                            (3,469,991,662)
Account charges                                                       (2,367,652)
Net investment income (loss)                                           4,110,361
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                ----------------
                                                                $     44,815,548
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34         9,880   $   13,223             N/A            2.2%
12/31/07         1.31         5,522        7,235             N/A            4.8%
12/31/06         1.25         3,998        4,999             N/A            4.2%
12/31/05         1.20         5,214        6,257             N/A            3.4%
12/31/04         1.16         6,692        7,763             N/A            0.9%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08        29,257   $   31,592           1.30%            0.8%
12/31/07         1.07        18,223       19,515           1.30%            3.4%
12/31/06         1.04        24,782       25,658           1.30%            4.0%
12/31/05         1.00        11,160       11,160           1.30%            1.0%
12/31/04         0.99        10,118       10,017           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         2.0%
12/31/07         5.1%
12/31/06         4.7%
12/31/05         2.7%
12/31/04         0.7%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   44,602,764  $   47,854,135       4,374,964
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   44,602,764
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    7,486,401         967,699  $         7.74
Class B                               37,116,363       6,576,848            5.64
                                  --------------  --------------
 Total                            $   44,602,764       7,544,547
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    2,412,027
  Mortality & expense charges                                           (493,431)
                                                                  --------------
  Net investment income (loss)                                         1,918,596
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (249,301)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (2,640,555)
                                                                  --------------
  Net gain (loss)                                                     (2,889,856)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (971,260)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $   1,918,596       $   1,743,674
  Net realized gain (loss)                                       (249,301)            (71,466)
  Realized gain distributions                                          -                  -
 Net change in unrealized appreciation (depreciation)          (2,640,555)            556,170
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (971,260)          2,228,378
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     14,698,637          21,980,361
  Cost of units redeemed                                      (13,422,649)         (8,081,500)
  Account charges                                                (436,014)           (356,622)
                                                            -------------       -------------
  Increase (decrease)                                             839,974          13,542,239
                                                            -------------       -------------
Net increase (decrease)                                          (131,286)         15,770,617
Net assets, beginning                                          44,734,050          28,963,433
                                                            -------------       -------------
Net assets, ending                                          $  44,602,764       $  44,734,050
                                                            =============       =============
Units sold                                                      2,664,170           3,982,226
Units redeemed                                                 (2,482,476)         (1,392,463)
                                                            -------------       -------------
Net increase (decrease)                                           181,694           2,589,763
Units outstanding, beginning                                    7,362,853           4,773,090
                                                            -------------       -------------
Units outstanding, ending                                       7,544,547           7,362,853
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $  109,713,774
Cost of units redeemed                                               (67,967,739)
Account charges                                                       (2,098,450)
Net investment income (loss)                                           8,399,772
Net realized gain (loss)                                                (204,051)
Realized gain distributions                                               10,829
Net change in unrealized appreciation (depreciation)                  (3,251,371)
                                                                  --------------
                                                                  $   44,602,764
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     7.74           968   $    7,486             N/A           -1.0%
12/31/07         7.81         1,095        8,555             N/A            6.4%
12/31/06         7.34         1,478       10,850             N/A            3.8%
12/31/05         7.07         1,748       12,360             N/A            2.2%
12/31/04         6.92         1,876       12,985             N/A            4.1%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    5.64          6,577   $   37,116           1.30%           -2.2%
12/31/07        5.77          6,268       36,179           1.30%            5.0%
12/31/06        5.50          3,295       18,113           1.30%            2.6%
12/31/05        5.36          3,444       18,460           1.30%            0.8%
12/31/04        5.32          1,923       10,232           1.30%            2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         5.4%
12/31/07         5.7%
12/31/06         4.9%
12/31/05         3.9%
12/31/04         3.6%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   39,248,339  $   54,531,375       3,034,743
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   39,248,339
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $   11,464,652       1,468,900  $         7.80
Class B                               27,783,687       4,530,843            6.13
                                  --------------  --------------
 Total                            $   39,248,339       5,999,743
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    1,607,981
  Mortality & expense charges                                           (481,132)
                                                                  --------------
  Net investment income (loss)                                         1,126,849
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               668,894
  Realized gain distributions                                            923,964
  Net change in unrealized appreciation (depreciation)               (18,251,053)
                                                                  --------------
  Net gain (loss)                                                    (16,658,195)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (15,531,346)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $   1,126,849       $   1,025,376
  Net realized gain (loss)                                        668,894           2,941,177
  Realized gain distributions                                     923,964           2,005,646
 Net change in unrealized appreciation (depreciation)         (18,251,053)         (3,143,183)
                                                            -------------       -------------
Increase (decrease) in net assets from operations             (15,531,346)          2,829,016
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      6,118,267          13,159,763
  Cost of units redeemed                                      (16,018,377)        (16,227,848)
  Account charges                                                (495,007)           (643,301)
                                                            -------------       -------------
  Increase (decrease)                                         (10,395,117)         (3,711,386)
                                                            -------------       -------------
Net increase (decrease)                                       (25,926,463)           (882,370)
Net assets, beginning                                          65,174,802          66,057,172
                                                            -------------       -------------
Net assets, ending                                          $  39,248,339       $  65,174,802
                                                            =============       =============
Units sold                                                        743,105           1,567,667
Units redeemed                                                 (2,059,390)         (1,935,617)
                                                            -------------       -------------
Net increase (decrease)                                        (1,316,285)           (367,950)
Units outstanding, beginning                                    7,316,028           7,683,978
                                                            -------------       -------------
Units outstanding, ending                                       5,999,743           7,316,028
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $  106,279,889
Cost of units redeemed                                               (71,224,229)
Account charges                                                       (3,261,335)
Net investment income (loss)                                           5,310,863
Net realized gain (loss)                                               7,398,506
Realized gain distributions                                           10,027,681
Net change in unrealized appreciation (depreciation)                 (15,283,036)
                                                                  --------------
                                                                  $   39,248,339
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     7.80         1,469   $   11,465             N/A          -25.4%
12/31/07        10.47         1,975       20,678             N/A            5.1%
12/31/06         9.96         2,248       22,395             N/A           10.6%
12/31/05         9.01         2,489       22,429             N/A            7.6%
12/31/04         8.37         2,632       22,029             N/A           11.6%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08    $    6.13         4,531   $   27,784           1.30%          -26.4%
12/31/07         8.33         5,341       44,497           1.30%            3.7%
12/31/06         8.03         5,436       43,662           1.30%            9.1%
12/31/05         7.36         5,330       39,226           1.30%            6.2%
12/31/04         6.93         4,319       29,932           1.30%           10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         3.1%
12/31/07         2.5%
12/31/06         2.3%
12/31/05         1.8%
12/31/04         1.7%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    4,180,563    $    5,894,211         1,056,012
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    4,180,563
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    2,165,448           508,118    $         4.26
Class B                                    2,015,115           354,653              5.68
                                      --------------    --------------
   Total                              $    4,180,563           862,771
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      387,738
   Mortality & expense charges                                           (37,162)
                                                                  --------------
   Net investment income (loss)                                          350,576
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (310,720)
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)               (1,283,657)
                                                                  --------------
   Net gain (loss)                                                    (1,594,377)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,243,801)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    350,576    $    471,777
   Net realized gain (loss)                             (310,720)         23,004
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
     (depreciation)                                   (1,283,657)       (359,533)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,243,801)        135,248
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,006,259         867,516
   Cost of units redeemed                             (2,792,776)     (1,404,168)
   Account charges                                       (49,508)        (61,970)
                                                    ------------    ------------
   Increase (decrease)                                  (836,025)       (598,622)
                                                    ------------    ------------
Net increase (decrease)                               (2,079,826)       (463,374)
Net assets, beginning                                  6,260,389       6,723,763
                                                    ------------    ------------
Net assets, ending                                  $  4,180,563    $  6,260,389
                                                    ============    ============
Units sold                                               404,144         138,718
Units redeemed                                          (466,681)       (230,407)
                                                    ------------    ------------
Net increase (decrease)                                  (62,537)        (91,689)
Units outstanding, beginning                             925,308       1,016,997
                                                    ------------    ------------
Units outstanding, ending                                862,771         925,308
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  30,027,265
Cost of units redeemed                                               (26,208,633)
Account charges                                                         (458,520)
Net investment income (loss)                                           3,452,870
Net realized gain (loss)                                                (918,771)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (1,713,648)
                                                                   -------------
                                                                   $   4,180,563
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.26           508   $    2,165             N/A          -25.0%
12/31/07         5.68           422        2,395             N/A            2.8%
12/31/06         5.53           476        2,629             N/A           11.2%
12/31/05         4.97           550        2,734             N/A            2.7%
12/31/04         4.84           600        2,902             N/A            9.8%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.68           355   $    2,015           1.30%          -26.0%
12/31/07         7.67           504        3,865           1.30%            1.5%
12/31/06         7.56           541        4,095           1.30%            9.8%
12/31/05         6.89         1,180        8,133           1.30%            1.5%
12/31/04         6.79           765        5,196           1.30%            8.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         7.4%
12/31/07         8.1%
12/31/06         5.8%
12/31/05        14.8%
12/31/04         8.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,933,584    $    7,581,120           252,171
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,933,584
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    3,427,430         1,017,764    $         3.37
Class B                                    2,506,154           520,350              4.82
                                      --------------    --------------
   Total                              $    5,933,584         1,538,114
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       76,499
   Mortality & expense charges                                           (52,986)
                                                                  --------------
   Net investment income (loss)                                           23,513
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              332,178
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (6,193,730)
                                                                  --------------
   Net gain (loss)                                                    (5,861,552)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (5,838,039)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     23,513    $     44,629
   Net realized gain (loss)                              332,178         706,955
   Realized gain distributions                               -            10,956
   Net change in unrealized appreciation
     (depreciation)                                   (6,193,730)      2,295,464
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (5,838,039)      3,058,004
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,214,224       1,005,787
   Cost of units redeemed                             (2,733,293)     (3,736,099)
   Account charges                                      (110,290)       (149,467)
                                                    ------------    ------------
   Increase (decrease)                                (1,629,359)     (2,879,779)
                                                    ------------    ------------
Net increase (decrease)                               (7,467,398)        178,225
Net assets, beginning                                 13,400,982      13,222,757
                                                    ------------    ------------
Net assets, ending                                  $  5,933,584    $ 13,400,982
                                                    ============    ============
Units sold                                               208,227         151,447
Units redeemed                                          (517,949)       (596,608)
                                                    ------------    ------------
Net increase (decrease)                                 (309,722)       (445,161)
Units outstanding, beginning                           1,847,836       2,292,997
                                                    ------------    ------------
Units outstanding, ending                              1,538,114       1,847,836
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  41,250,333
Cost of units redeemed                                               (30,035,828)
Account charges                                                       (1,274,551)
Net investment income (loss)                                           1,144,764
Net realized gain (loss)                                              (3,514,554)
Realized gain distributions                                               10,956
Net change in unrealized appreciation (depreciation)                  (1,647,536)
                                                                   -------------
                                                                   $   5,933,584
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.37         1,018   $    3,427             N/A          -47.2%
12/31/07         6.37         1,281        8,164             N/A           27.0%
12/31/06         5.02         1,565        7,856             N/A            6.8%
12/31/05         4.70         1,865        8,766             N/A            5.9%
12/31/04         4.44         2,286       10,148             N/A            3.3%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.82           520   $    2,506           1.30%          -47.9%
12/31/07         9.24           567        5,237           1.30%           25.3%
12/31/06         7.37           728        5,367           1.30%            5.4%
12/31/05         6.99           763        5,335           1.30%            4.5%
12/31/04         6.69           856        5,725           1.30%            2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.8%
12/31/07        0.8%
12/31/06        0.4%
12/31/05        0.5%
12/31/04        0.3%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   21,463,263    $   38,133,514         1,763,720
Receivables: investments sold                  1,217    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $   21,464,480
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    2,154,415           422,485    $         5.10
Class B                                   19,310,065         2,765,591              6.98
                                      --------------    --------------
   Total                              $   21,464,480         3,188,076
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      834,868
   Mortality & expense charges                                          (377,039)
                                                                  --------------
   Net investment income (loss)                                          457,829
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (248,822)
   Realized gain distributions                                         4,075,184
   Net change in unrealized appreciation (depreciation)              (21,803,318)
                                                                  --------------
   Net gain (loss)                                                   (17,976,956)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (17,519,127)
                                                                  ==============


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    457,829    $    925,706
   Net realized gain (loss)                             (248,822)      7,233,045
   Realized gain distributions                         4,075,184       3,085,974
   Net change in unrealized appreciation
     (depreciation)                                  (21,803,318)     (4,306,419)
                                                    ------------    ------------
Increase (decrease) in net assets from operations    (17,519,127)      6,938,306
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           12,260,606      18,226,076
   Cost of units redeemed                            (14,146,610)    (27,019,241)
   Account charges                                      (286,935)       (377,811)
                                                    ------------    ------------
   Increase (decrease)                                (2,172,939)     (9,170,976)
                                                    ------------    ------------
Net increase (decrease)                              (19,692,066)     (2,232,670)
Net assets, beginning                                 41,156,546      43,389,216
                                                    ------------    ------------
Net assets, ending                                  $ 21,464,480    $ 41,156,546
                                                    ============    ============
Units sold                                             1,315,549       1,658,959
Units redeemed                                        (1,542,185)     (2,400,431)
                                                    ------------    ------------
Net increase (decrease)                                 (226,636)       (741,472)
Units outstanding, beginning                           3,414,712       4,156,184
                                                    ------------    ------------
Units outstanding, ending                              3,188,076       3,414,712
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 329,173,828
Cost of units redeemed                                              (307,881,542)
Account charges                                                       (1,268,379)
Net investment income (loss)                                           1,217,269
Net realized gain (loss)                                               9,485,346
Realized gain distributions                                            7,406,992
Net change in unrealized appreciation (depreciation)                 (16,669,034)
                                                                   -------------
                                                                   $  21,464,480
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.10           422   $    2,154             N/A          -43.8%
12/31/07         9.07           520        4,721             N/A           17.3%
12/31/06         7.74           572        4,426             N/A           18.1%
12/31/05         6.55           418        2,738             N/A           19.1%
12/31/04         5.50           401        2,205             N/A           13.6%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     6.98         2,766   $   19,310           1.30%          -44.5%
12/31/07        12.59         2,895       36,436           1.30%           15.8%
12/31/06        10.87         3,584       38,963           1.30%           16.5%
12/31/05         9.33         2,347       21,893           1.30%           17.5%
12/31/04         7.94         1,535       12,190           1.30%           12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.7%
12/31/07           3.4%
12/31/06           0.7%
12/31/05           0.6%
12/31/04           1.1%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,680,896    $    7,659,838           551,016
Receivables: investments sold                     84    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,680,980
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    3,446,101           665,412    $         5.18
Class B                                    2,234,879           422,457              5.29
                                      --------------    --------------
   Total                              $    5,680,980         1,087,869
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      197,362
   Mortality & expense charges                                           (37,855)
                                                                  --------------
   Net investment income (loss)                                          159,507
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (113,185)
   Realized gain distributions                                           847,169
   Net change in unrealized appreciation (depreciation)               (3,538,336)
                                                                  --------------
   Net gain (loss)                                                    (2,804,352)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,644,845)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    159,507    $    547,312
   Net realized gain (loss)                             (113,185)        268,119
   Realized gain distributions                           847,169         284,881
   Net change in unrealized appreciation
     (depreciation)                                   (3,538,336)        289,339
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,644,845)      1,389,651
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,519,123         425,499
   Cost of units redeemed                             (2,618,906)     (2,375,014)
   Account charges                                       (94,670)       (121,067)
                                                    ------------    ------------
   Increase (decrease)                                (1,194,453)     (2,070,582)
                                                    ------------    ------------
Net increase (decrease)                               (3,839,298)       (680,931)
Net assets, beginning                                  9,520,278      10,201,209
                                                    ------------    ------------
Net assets, ending                                  $  5,680,980    $  9,520,278
                                                    ============    ============
Units sold                                               245,275          73,189
Units redeemed                                          (452,366)       (375,605)
                                                    ------------    ------------
Net increase (decrease)                                 (207,091)       (302,416)
Units outstanding, beginning                           1,294,960       1,597,376
                                                    ------------    ------------
Units outstanding, ending                              1,087,869       1,294,960
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  24,996,166
Cost of units redeemed                                               (19,217,533)
Account charges                                                       (1,071,296)
Net investment income (loss)                                           2,796,987
Net realized gain (loss)                                                (980,998)
Realized gain distributions                                            1,136,596
Net change in unrealized appreciation (depreciation)                  (1,978,942)
                                                                   -------------
                                                                   $   5,680,980
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.18           665   $    3,446             N/A          -28.7%
12/31/07         7.27           853        6,200             N/A           15.5%
12/31/06         6.29         1,094        6,879             N/A            7.3%
12/31/05         5.86         1,335        7,823             N/A            4.1%
12/31/04         5.63         1,619        9,116             N/A            5.4%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.29           422   $    2,235           1.30%          -29.6%
12/31/07         7.52           442        3,321           1.30%           14.0%
12/31/06         6.60           504        3,322           1.30%            5.9%
12/31/05         6.23           732        4,558           1.30%            2.8%
12/31/04         6.06           750        4,542           1.30%            4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.6%
12/31/07           6.0%
12/31/06           2.9%
12/31/05           2.9%
12/31/04           2.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  VIP Index 500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   46,705,476    $   65,626,507           470,857
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased               (1,133)
                                      --------------
Net assets                            $   46,704,343
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    8,150,680         2,074,157    $         3.93
Class B                                   38,553,663         7,276,004              5.30
                                      --------------    --------------
   Total                              $   46,704,343         9,350,161
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $    1,399,627
   Mortality & expense charges                                          (644,589)
                                                                  --------------
   Net investment income (loss)                                          755,038
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,181,223
   Realized gain distributions                                           653,641
   Net change in unrealized appreciation (depreciation)              (30,522,206)
                                                                  --------------
   Net gain (loss)                                                   (28,687,342)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (27,932,304)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    755,038    $  1,837,908
   Net realized gain (loss)                            1,181,223       1,849,547
   Realized gain distributions                           653,641             -
   Net change in unrealized appreciation
     (depreciation)                                  (30,522,206)       (879,940)
                                                    ------------    ------------
Increase (decrease) in net assets from operations    (27,932,304)      2,807,515
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           18,594,126      21,827,915
   Cost of units redeemed                            (16,101,934)    (14,083,326)
   Account charges                                      (596,678)       (678,526)
                                                    ------------    ------------
   Increase (decrease)                                 1,895,514       7,066,063
                                                    ------------    ------------
Net increase (decrease)                              (26,036,790)      9,873,578
Net assets, beginning                                 72,741,133      62,867,555
                                                    ------------    ------------
Net assets, ending                                  $ 46,704,343    $ 72,741,133
                                                    ============    ============
Units sold                                             2,859,113       2,713,433
Units redeemed                                        (2,757,929)     (2,012,442)
                                                    ------------    ------------
Net increase (decrease)                                  101,184         700,991
Units outstanding, beginning                           9,248,977       8,547,986
                                                    ------------    ------------
Units outstanding, ending                              9,350,161       9,248,977
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 137,726,848
Cost of units redeemed                                               (75,197,220)
Account charges                                                       (3,431,884)
Net investment income (loss)                                           4,119,842
Net realized gain (loss)                                               1,754,147
Realized gain distributions                                              653,641
Net change in unrealized appreciation (depreciation)                 (18,921,031)
                                                                   -------------
                                                                   $  46,704,343
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.93         2,074   $    8,151             N/A          -37.0%
12/31/07         6.24         2,657       16,572             N/A            5.4%
12/31/06         5.92         3,133       18,536             N/A           15.8%
12/31/05         5.11         3,825       19,545             N/A            4.7%
12/31/04         4.88         4,286       20,918             N/A           10.7%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.30         7,276   $   38,554           1.30%          -37.8%
12/31/07         8.52         6,592       56,169           1.30%            4.1%
12/31/06         8.19         5,415       44,332           1.30%           14.2%
12/31/05         7.17         4,191       30,049           1.30%            3.5%
12/31/04         6.93         2,753       19,075           1.30%            9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.3%
12/31/07           3.7%
12/31/06           1.5%
12/31/05           1.8%
12/31/04           1.3%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   28,283,274    $   50,817,706         2,146,297
Receivables: investments sold                  4,926    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $   28,288,200
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    3,344,469           758,508    $         4.41
Class B                                   24,943,731         5,008,462              4.98
                                      --------------    --------------
   Total                              $   28,288,200         5,766,970
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $    1,047,112
   Mortality & expense charges                                          (405,753)
                                                                  --------------
   Net investment income (loss)                                          641,359
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (1,359,549)
   Realized gain distributions                                            34,283
   Net change in unrealized appreciation (depreciation)              (19,868,178)
                                                                  --------------
   Net gain (loss)                                                   (21,193,444)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (20,552,085)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    641,359    $    320,996
   Net realized gain (loss)                           (1,359,549)      2,973,008
   Realized gain distributions                            34,283       3,368,697
   Net change in unrealized appreciation
     (depreciation)                                  (19,868,178)     (6,182,123)
                                                    ------------    ------------
Increase (decrease) in net assets from operations    (20,552,085)        480,578
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           18,794,656      16,761,106
   Cost of units redeemed                            (10,164,236)    (17,925,224)
   Account charges                                      (342,224)       (398,245)
                                                    ------------    ------------
   Increase (decrease)                                 8,288,196      (1,562,363)
                                                    ------------    ------------
Net increase (decrease)                              (12,263,889)     (1,081,785)
Net assets, beginning                                 40,552,089      41,633,874
                                                    ------------    ------------
Net assets, ending                                  $ 28,288,200    $ 40,552,089
                                                    ============    ============
Units sold                                             2,705,791       1,965,429
Units redeemed                                        (1,674,338)     (2,139,262)
                                                    ------------    ------------
Net increase (decrease)                                1,031,453        (173,833)
Units outstanding, beginning                           4,735,517       4,909,350
                                                    ------------    ------------
Units outstanding, ending                              5,766,970       4,735,517
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  87,134,285
Cost of units redeemed                                               (47,614,676)
Account charges                                                       (1,743,604)
Net investment income (loss)                                           2,369,465
Net realized gain (loss)                                               2,187,013
Realized gain distributions                                            8,485,224
Net change in unrealized appreciation (depreciation)                 (22,529,507)
                                                                   -------------
                                                                   $  28,288,200
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.41           759   $    3,344             N/A          -42.7%
12/31/07         7.69         1,004        7,719             N/A            1.5%
12/31/06         7.57         1,219        9,230             N/A           20.2%
12/31/05         6.30         1,163        7,329             N/A            5.9%
12/31/04         5.95         1,459        8,682             N/A           11.4%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.98         5,008   $   24,944           1.30%          -43.4%
12/31/07         8.80         3,732       32,833           1.30%            0.2%
12/31/06         8.78         3,691       32,404           1.30%           18.6%
12/31/05         7.40         2,631       19,469           1.30%            4.5%
12/31/04         7.08         1,815       12,850           1.30%           10.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           3.0%
12/31/07           1.9%
12/31/06           3.3%
12/31/05           1.8%
12/31/04           1.5%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   20,572,329    $   36,304,494         1,336,707
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                 (397)
                                      --------------
Net assets                            $   20,571,932
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $    7,367,154         1,312,556    $         5.61
Class B                                   13,204,778         2,179,481              6.06
                                      --------------    --------------
   Total                              $   20,571,932         3,492,037
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      300,632
   Mortality & expense charges                                          (270,455)
                                                                  --------------
   Net investment income (loss)                                           30,177
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              431,819
   Realized gain distributions                                           993,094
   Net change in unrealized appreciation (depreciation)              (18,462,586)
                                                                  --------------
   Net gain (loss)                                                   (17,037,673)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (17,007,496)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     30,177    $     40,111
   Net realized gain (loss)                              431,819       3,220,446
   Realized gain distributions                           993,094      10,528,530
   Net change in unrealized appreciation
     (depreciation)                                  (18,462,586)     (7,084,783)
                                                    ------------    ------------
Increase (decrease) in net assets from operations    (17,007,496)      6,704,304
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,193,767       6,080,458
   Cost of units redeemed                             (9,016,449)    (10,234,075)
   Account charges                                      (310,731)       (431,033)
                                                    ------------    ------------
   Increase (decrease)                                (6,133,413)     (4,584,650)
                                                    ------------    ------------
Net increase (decrease)                              (23,140,909)      2,119,654
Net assets, beginning                                 43,712,841      41,593,187
                                                    ------------    ------------
Net assets, ending                                  $ 20,571,932    $ 43,712,841
                                                    ============    ============
Units sold                                               398,111         669,754
Units redeemed                                        (1,140,717)     (1,143,744)
                                                    ------------    ------------
Net increase (decrease)                                 (742,606)       (473,990)
Units outstanding, beginning                           4,234,643       4,708,633
                                                    ------------    ------------
Units outstanding, ending                              3,492,037       4,234,643
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  62,874,194
Cost of units redeemed                                               (45,392,363)
Account charges                                                       (2,324,371)
Net investment income (loss)                                             623,936
Net realized gain (loss)                                               5,683,814
Realized gain distributions                                           14,838,887
Net change in unrealized appreciation (depreciation)                 (15,732,165)
                                                                   -------------
                                                                   $  20,571,932
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.61         1,313   $    7,367             N/A          -42.5%
12/31/07         9.76         1,645       16,058             N/A           17.6%
12/31/06         8.30         1,923       15,970             N/A           11.7%
12/31/05         7.43         2,176       16,168             N/A           16.8%
12/31/04         6.36         2,267       14,416             N/A           15.6%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     6.06         2,179   $   13,205           1.30%          -43.3%
12/31/07        10.68         2,590       27,655           1.30%           16.1%
12/31/06         9.20         2,785       25,623           1.30%           10.3%
12/31/05         8.34         2,725       22,730           1.30%           15.4%
12/31/04         7.23         2,472       17,876           1.30%           14.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.9%
12/31/07           0.9%
12/31/06           1.3%
12/31/05           0.3%
12/31/04           2.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2005

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      109,775    $      149,094            13,485
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------    --------------    --------------
Net assets                            $      109,775
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $       10,572             2,187    $         4.83
Class B                                       99,203            21,512              4.61
                                      --------------    --------------
   Total                              $      109,775            23,699
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        4,349
   Mortality & expense charges                                            (1,903)
                                                                  --------------
   Net investment income (loss)                                            2,446
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (13,376)
   Realized gain distributions                                             6,742
   Net change in unrealized appreciation (depreciation)                  (38,485)
                                                                  --------------
   Net gain (loss)                                                       (45,119)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (42,673)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      2,446    $      3,158
   Net realized gain (loss)                              (13,376)         11,845
   Realized gain distributions                             6,742           8,907
   Net change in unrealized appreciation
     (depreciation)                                      (38,485)         (8,291)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (42,673)         15,619
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               42,313          96,059
   Cost of units redeemed                                (99,208)       (117,067)
   Account charges                                          (629)           (921)
                                                    ------------    ------------
   Increase (decrease)                                   (57,524)        (21,929)
                                                    ------------    ------------
Net increase (decrease)                                 (100,197)         (6,310)
Net assets, beginning                                    209,972         216,282
                                                    ------------    ------------
Net assets, ending                                  $    109,775    $    209,972
                                                    ============    ============
Units sold                                                 7,276          16,280
Units redeemed                                           (17,676)        (19,894)
                                                    ------------    ------------
Net increase (decrease)                                  (10,400)         (3,614)
Units outstanding, beginning                              34,099          37,713
                                                    ------------    ------------
Units outstanding, ending                                 23,699          34,099
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     342,600
Cost of units redeemed                                                  (216,733)
Account charges                                                           (1,899)
Net investment income (loss)                                               9,975
Net realized gain (loss)                                                  (1,417)
Realized gain distributions                                               16,568
Net change in unrealized appreciation (depreciation)                     (39,319)
                                                                   -------------
                                                                   $     109,775
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.83             2   $       11             N/A          -23.8%
12/31/07         6.35             4           24             N/A            8.7%
12/31/06         5.84             5           28             N/A            9.6%
12/31/05         5.33            -           -               N/A            6.6%
05/20/05         5.00            -           -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.61            22   $       99           1.30%          -24.8%
12/31/07         6.13            30          186           1.30%            7.2%
12/31/06         5.72            33          188           1.30%            8.7%
12/31/05         5.26            18           94           1.30%            5.2%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.7%
12/31/07           2.7%
12/31/06           3.7%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      604,886    $      776,341            73,497
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      604,886
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $       77,043            16,102    $         4.78
Class B                                      527,843           115,634              4.56
                                      --------------    --------------
   Total                              $      604,886           131,736
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       21,264
   Mortality & expense charges                                            (6,098)
                                                                  --------------
   Net investment income (loss)                                           15,166
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (15,389)
   Realized gain distributions                                            28,688
   Net change in unrealized appreciation (depreciation)                 (174,364)
                                                                  --------------
   Net gain (loss)                                                      (161,065)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (145,899)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     15,166    $      1,750
   Net realized gain (loss)                              (15,389)            116
   Realized gain distributions                            28,688           2,005
   Net change in unrealized appreciation
     (depreciation)                                     (174,364)          1,193
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (145,899)          5,064
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              750,076          54,784
   Cost of units redeemed                                (91,240)            (87)
   Account charges                                        (2,727)           (543)
                                                    ------------    ------------
   Increase (decrease)                                   656,109          54,154
                                                    ------------    ------------
Net increase (decrease)                                  510,210          59,218
Net assets, beginning                                     94,676          35,458
                                                    ------------    ------------
Net assets, ending                                  $    604,886    $     94,676
                                                    ============    ============
Units sold                                               135,359           9,064
Units redeemed                                           (18,741)           (102)
                                                    ------------    ------------
Net increase (decrease)                                  116,618           8,962
Units outstanding, beginning                              15,118           6,156
                                                    ------------    ------------
Units outstanding, ending                                131,736          15,118
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     838,304
Cost of units redeemed                                                   (91,327)
Account charges                                                           (3,401)
Net investment income (loss)                                              17,183
Net realized gain (loss)                                                 (15,260)
Realized gain distributions                                               30,842
Net change in unrealized appreciation (depreciation)                    (171,455)
                                                                   -------------
                                                                   $     604,886
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.78            16   $       77             N/A          -25.1%
12/31/07         6.38             7           42             N/A            8.7%
12/31/06         5.87             0            2             N/A            9.8%
12/31/05         5.35           -            -               N/A            7.0%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.56           116   $      528           1.30%          -26.0%
12/31/07         6.17             9           53           1.30%            7.3%
12/31/06         5.75             6           33           1.30%            8.5%
12/31/05         5.30           -            -             1.30%            6.0%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           6.1%
12/31/07           3.5%
12/31/06           3.4%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      145,889    $      202,772            17,813
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      145,889
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $       62,327            12,972    $         4.80
Class B                                       83,562            18,228              4.58
                                      --------------    --------------
   Total                              $      145,889            31,200
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        5,007
   Mortality & expense charges                                            (1,288)
                                                                  --------------
   Net investment income (loss)                                            3,719
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (4,462)
   Realized gain distributions                                             8,186
   Net change in unrealized appreciation (depreciation)                  (62,225)
                                                                  --------------
   Net gain (loss)                                                       (58,501)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (54,782)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      3,719    $      2,821
   Net realized gain (loss)                               (4,462)            588
   Realized gain distributions                             8,186           3,644
   Net change in unrealized appreciation
     (depreciation)                                      (62,225)          2,392
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (54,782)          9,445
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               90,242          41,949
   Cost of units redeemed                                (19,328)        (19,696)
   Account charges                                        (1,195)           (876)
                                                    ------------    ------------
   Increase (decrease)                                    69,719          21,377
                                                    ------------    ------------
Net increase (decrease)                                   14,937          30,822
Net assets, beginning                                    130,952         100,130
                                                    ------------    ------------
Net assets, ending                                  $    145,889    $    130,952
                                                    ============    ============
Units sold                                                15,061           7,129
Units redeemed                                            (4,085)         (3,691)
                                                    ------------    ------------
Net increase (decrease)                                   10,976           3,438
Units outstanding, beginning                              20,224          16,786
                                                    ------------    ------------
Units outstanding, ending                                 31,200          20,224
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     258,892
Cost of units redeemed                                                   (72,184)
Account charges                                                           (2,550)
Net investment income (loss)                                               7,473
Net realized gain (loss)                                                  (1,430)
Realized gain distributions                                               12,571
Net change in unrealized appreciation (depreciation)                     (56,883)
                                                                   -------------
                                                                   $     145,889
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.80            13   $       62             N/A          -27.0%
12/31/07         6.58            10           67             N/A            9.3%
12/31/06         6.02             9           54             N/A           11.7%
12/31/05         5.39             1            7             N/A            7.8%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.58            18   $       84           1.30%          -28.0%
12/31/07         6.36            10           64           1.30%            7.9%
12/31/06         5.90             8           46           1.30%           10.2%
12/31/05         5.35             6           34           1.30%            7.0%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           3.6%
12/31/07           3.1%
12/31/06           1.6%
12/31/05           1.4%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      430,448    $      643,170            55,829
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      430,448
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $       49,236            10,815    $         4.55
Class B                                      381,212            87,762              4.34
                                      --------------    --------------
   Total                              $      430,448            98,577
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       14,452
   Mortality & expense charges                                            (7,800)
                                                                  --------------
   Net investment income (loss)                                            6,652
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (169,437)
   Realized gain distributions                                            29,663
   Net change in unrealized appreciation (depreciation)                 (166,538)
                                                                  --------------
   Net gain (loss)                                                      (306,312)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (299,660)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,652    $     17,974
   Net realized gain (loss)                             (169,437)          2,653
   Realized gain distributions                            29,663          23,120
   Net change in unrealized appreciation
     (depreciation)                                     (166,538)        (50,990)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (299,660)         (7,243)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              334,167         965,087
   Cost of units redeemed                               (626,883)        (28,384)
   Account charges                                        (1,778)         (1,261)
                                                    ------------    ------------
   Increase (decrease)                                  (294,494)        935,442
                                                    ------------    ------------
Net increase (decrease)                                 (594,154)        928,199
Net assets, beginning                                  1,024,602          96,403
                                                    ------------    ------------
Net assets, ending                                  $    430,448    $  1,024,602
                                                    ============    ============
Units sold                                                58,141         145,336
Units redeemed                                          (116,178)         (4,683)
                                                    ------------    ------------
Net increase (decrease)                                  (58,037)        140,653
Units outstanding, beginning                             156,614          15,961
                                                    ------------    ------------
Units outstanding, ending                                 98,577         156,614
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,425,233
Cost of units redeemed                                                  (693,152)
Account charges                                                           (3,487)
Net investment income (loss)                                              25,452
Net realized gain (loss)                                                (164,514)
Realized gain distributions                                               53,638
Net change in unrealized appreciation (depreciation)                    (212,722)
                                                                   -------------
                                                                   $     430,448
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.55            11   $       49             N/A          -32.6%
12/31/07         6.76             9           60             N/A           10.2%
12/31/06         6.13             5           30             N/A           12.0%
12/31/05         5.47           -            -               N/A            9.4%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.34            88   $      381           1.30%          -33.5%
12/31/07         6.53           148          965           1.30%            8.8%
12/31/06         6.00            11           66           1.30%           11.1%
12/31/05         5.40            11           59           1.30%            8.0%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.0%
12/31/07           3.8%
12/31/06           1.8%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      296,954    $      452,605            39,646
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      296,954
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $       37,125             8,228    $         4.51
Class B                                      259,829            60,361              4.30
                                      --------------    --------------
   Total                              $      296,954            68,589
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       10,049
   Mortality & expense charges                                            (4,152)
                                                                  --------------
   Net investment income (loss)                                            5,897
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,388)
   Realized gain distributions                                            21,519
   Net change in unrealized appreciation (depreciation)                 (176,218)
                                                                  --------------
   Net gain (loss)                                                      (157,087)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (151,190)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      5,897    $      3,294
   Net realized gain (loss)                               (2,388)          1,207
   Realized gain distributions                            21,519          11,487
   Net change in unrealized appreciation
     (depreciation)                                     (176,218)          9,191
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (151,190)         25,179
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              131,732          60,197
   Cost of units redeemed                                (20,386)        (26,092)
   Account charges                                        (1,761)           (642)
                                                    ------------    ------------
   Increase (decrease)                                   109,585          33,463
                                                    ------------    ------------
Net increase (decrease)                                  (41,605)         58,642
Net assets, beginning                                    338,559         279,917
                                                    ------------    ------------
Net assets, ending                                  $    296,954    $    338,559
                                                    ============    ============
Units sold                                                21,588           9,152
Units redeemed                                            (3,891)         (4,219)
                                                    ------------    ------------
Net increase (decrease)                                   17,697           4,933
Units outstanding, beginning                              50,892          45,959
                                                    ------------    ------------
Units outstanding, ending                                 68,589          50,892
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     492,040
Cost of units redeemed                                                   (86,101)
Account charges                                                           (2,687)
Net investment income (loss)                                              11,403
Net realized gain (loss)                                                   1,153
Realized gain distributions                                               36,797
Net change in unrealized appreciation (depreciation)                    (155,651)
                                                                   -------------
                                                                   $     296,954
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.51             8   $       37             N/A          -34.2%
12/31/07         6.85             6           43             N/A           10.5%
12/31/06         6.20             6           38             N/A           12.6%
12/31/05         5.51           -            -               N/A           10.2%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.30            60   $      260           1.30%          -35.0%
12/31/07         6.62            45          295           1.30%            9.1%
12/31/06         6.07            40          242           1.30%           11.6%
12/31/05         5.44             7           36           1.30%            8.8%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           3.2%
12/31/07           2.2%
12/31/06           2.9%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      213,255    $      349,511            29,951
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      213,255
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $      134,044            30,887    $         4.34
Class B                                       79,211            19,131              4.14
                                      --------------    --------------
   Total                              $      213,255            50,018
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        6,713
   Mortality & expense charges                                            (1,302)
                                                                  --------------
   Net investment income (loss)                                            5,411
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (6,432)
   Realized gain distributions                                            20,412
   Net change in unrealized appreciation (depreciation)                 (146,038)
                                                                  --------------
   Net gain (loss)                                                      (132,058)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (126,647)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      5,411    $      4,038
   Net realized gain (loss)                               (6,432)          6,160
   Realized gain distributions                            20,412           9,374
   Net change in unrealized appreciation
     (depreciation)                                     (146,038)          1,904
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (126,647)         21,476
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              137,324          97,195
   Cost of units redeemed                                (37,565)        (57,422)
   Account charges                                        (2,891)         (2,202)
                                                    ------------    ------------
   Increase (decrease)                                    96,868          37,571
                                                    ------------    ------------
Net increase (decrease)                                  (29,779)         59,047
Net assets, beginning                                    243,034         183,987
                                                    ------------    ------------
Net assets, ending                                  $    213,255    $    243,034
                                                    ============    ============
Units sold                                                22,366          14,651
Units redeemed                                            (7,488)         (8,943)
                                                    ------------    ------------
Net increase (decrease)                                   14,878           5,708
Units outstanding, beginning                              35,140          29,432
                                                    ------------    ------------
Units outstanding, ending                                 50,018          35,140
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     534,809
Cost of units redeemed                                                  (221,872)
Account charges                                                           (5,837)
Net investment income (loss)                                              11,648
Net realized gain (loss)                                                    (898)
Realized gain distributions                                               31,661
Net change in unrealized appreciation (depreciation)                    (136,256)
                                                                   -------------
                                                                   $     213,255
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.34            31   $      134             N/A          -38.0%
12/31/07         7.00            22          153             N/A           11.4%
12/31/06         6.29            21          131             N/A           13.1%
12/31/05         5.56           -            -               N/A           11.2%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.14            19   $       79           1.30%          -38.8%
12/31/07         6.77            13           90           1.30%            9.9%
12/31/06         6.16             9           53           1.30%           11.6%
12/31/05         5.52             0            1           1.30%           10.4%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.9%
12/31/07           2.3%
12/31/06           2.9%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                 Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,136,401    $    1,305,003           123,928
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased               (3,697)
                                      --------------
Net assets                            $    1,132,704
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Class A                               $      176,464            33,445    $         5.28
Class B                                      956,240           189,958              5.03
                                      --------------    --------------
   Total                              $    1,132,704           223,403
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       43,653
   Mortality & expense charges                                           (16,368)
                                                                  --------------
   Net investment income (loss)                                           27,285
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (49,203)
   Realized gain distributions                                            24,053
   Net change in unrealized appreciation (depreciation)                 (162,936)
                                                                  --------------
   Net gain (loss)                                                      (188,086)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (160,801)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     27,285    $     32,806
   Net realized gain (loss)                              (49,203)         29,134
   Realized gain distributions                            24,053          10,496
   Net change in unrealized appreciation
     (depreciation)                                     (162,936)        (26,386)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (160,801)         46,050
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              832,294       1,188,298
   Cost of units redeemed                               (726,465)       (440,886)
   Account charges                                       (10,139)         (7,698)
                                                    ------------    ------------
   Increase (decrease)                                    95,690         739,714
                                                    ------------    ------------
Net increase (decrease)                                  (65,111)        785,764
Net assets, beginning                                  1,197,815         412,051
                                                    ------------    ------------
Net assets, ending                                  $  1,132,704    $  1,197,815
                                                    ============    ============
Units sold                                               161,286         246,915
Units redeemed                                          (147,906)       (112,736)
                                                    ------------    ------------
Net increase (decrease)                                   13,380         134,179
Units outstanding, beginning                             210,023          75,844
                                                    ------------    ------------
Units outstanding, ending                                223,403         210,023
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,457,860
Cost of units redeemed                                                (1,212,679)
Account charges                                                          (22,849)
Net investment income (loss)                                              64,546
Net realized gain (loss)                                                 (18,298)
Realized gain distributions                                               36,423
Net change in unrealized appreciation (depreciation)                    (172,299)
                                                                   -------------
                                                                   $   1,132,704
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.28            33   $      176             N/A          -10.4%
12/31/07         5.89             9           53             N/A            8.5%
12/31/06         5.43             2            9             N/A            5.6%
12/31/05         5.14             0            2             N/A            2.8%
05/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.03           190   $      956           1.30%          -11.6%
12/31/07         5.69           201        1,145           1.30%            4.8%
12/31/06         5.43            74          403           1.30%            6.5%
12/31/05         5.10            76          388           1.30%            2.0%
05/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           3.7%
12/31/07           5.8%
12/31/06           3.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                                VP International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                               December 31, 2008

                                     Investments          Cost of     Mutual Fund
                                        at Value      Investments          Shares
                                  --------------   --------------  --------------
Investments                       $   12,757,923   $   22,343,443       2,147,798
Receivables: investments sold                -     ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   12,757,923
                                  ==============

                                                            Units    Accumulation
                                      Net Assets      Outstanding      Unit Value
                                  --------------   --------------  --------------
Class A                           $    1,660,066          345,768  $         4.80
Class B                               11,097,857        1,818,041            6.10
                                  --------------   --------------
  Total                           $   12,757,923        2,163,809
                                  ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      412,547
  Mortality & expense charges                                           (430,074)
                                                                  --------------
  Net investment income (loss)                                           (17,527)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               771,603
  Realized gain distributions                                          4,845,982
  Net change in unrealized appreciation (depreciation)               (19,010,911)
                                                                  --------------
  Net gain (loss)                                                    (13,393,326)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (13,410,853)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (17,527)      $    (250,105)
  Net realized gain (loss)                                       771,603             496,393
  Realized gain distributions                                  4,845,982                 -
  Net change in unrealized appreciation
    (depreciation)                                           (19,010,911)          5,287,048
                                                            ------------       -------------
Increase (decrease) in net assets from operations            (13,410,853)          5,533,336
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                    13,389,605          40,248,975
  Cost of units redeemed                                     (47,471,116)         (5,604,176)
  Account charges                                               (323,571)           (351,878)
                                                            ------------       -------------
  Increase (decrease)                                        (34,405,082)         34,292,921
                                                            ------------       -------------
Net increase (decrease)                                      (47,815,935)         39,826,257
Net assets, beginning                                         60,573,858          20,747,601
                                                            ------------       -------------
Net assets, ending                                          $ 12,757,923       $  60,573,858
                                                            ============       =============
Units sold                                                     1,617,052           3,904,479
Units redeemed                                                (4,973,182)           (636,169)
                                                            ------------       -------------
Net increase (decrease)                                       (3,356,130)          3,268,310
Units outstanding, beginning                                   5,519,939           2,251,629
                                                            ------------       -------------
Units outstanding, ending                                      2,163,809           5,519,939
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   143,120,595
Cost of units redeemed                                              (127,342,595)
Account charges                                                       (1,029,516)
Net investment income (loss)                                            (115,010)
Net realized gain (loss)                                               2,863,987
Realized gain distributions                                            4,845,982
Net change in unrealized appreciation (depreciation)                  (9,585,520)
                                                                 ---------------
                                                                 $    12,757,923
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.80           346     $  1,660             N/A          -44.8%
12/31/07         8.70           517        4,495             N/A           18.1%
12/31/06         7.37           405        2,985             N/A           24.9%
12/31/05         5.90           411        2,426             N/A           13.5%
12/31/04         5.20           308        1,601             N/A           14.8%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     6.10         1,818     $ 11,098           1.30%          -45.5%
12/31/07        11.21         4,999       56,034           1.30%           16.5%
12/31/06         9.62         1,847       17,763           1.30%           23.5%
12/31/05         7.79         1,993       15,525           1.30%           11.8%
12/31/04         6.97           295        2,056           1.30%           13.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           1.1%
12/31/07           0.4%
12/31/06           1.7%
12/31/05           1.0%
12/31/04           0.5%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                               VP Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                               December 31, 2008

                                     Investments          Cost of     Mutual Fund
                                        at Value      Investments          Shares
                                  --------------   --------------  --------------
Investments                       $    3,634,672   $    5,291,628         754,081
Receivables: investments sold                -     ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,634,672
                                  ==============

                                                            Units    Accumulation
                                      Net Assets      Outstanding      Unit Value
                                  --------------   --------------  --------------
Class A                           $    1,513,412          350,324  $         4.32
Class B                                2,121,260          391,777            5.41
                                  --------------   --------------
  Total                           $    3,634,672          742,101
                                  ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      423,396
  Mortality & expense charges                                           (144,258)
                                                                  --------------
  Net investment income (loss)                                           279,138
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (3,991,562)
  Realized gain distributions                                          2,536,512
  Net change in unrealized appreciation (depreciation)                (2,987,413)
                                                                  --------------
  Net gain (loss)                                                     (4,442,463)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,163,325)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    279,138       $     441,034
  Net realized gain (loss)                                    (3,991,562)          7,017,630
  Realized gain distributions                                  2,536,512                 -
  Net change in unrealized appreciation
    (depreciation)                                            (2,987,413)         (5,972,442)
                                                            ------------       -------------
Increase (decrease) in net assets from operations             (4,163,325)          1,486,222
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     3,906,342          12,980,973
  Cost of units redeemed                                     (20,623,036)        (33,514,741)
  Account charges                                               (128,035)           (330,176)
                                                            ------------       -------------
  Increase (decrease)                                        (16,844,729)        (20,863,944)
                                                            ------------       -------------
Net increase (decrease)                                      (21,008,054)        (19,377,722)
Net assets, beginning                                         24,642,726          44,020,448
                                                            ------------       -------------
Net assets, ending                                          $  3,634,672       $  24,642,726
                                                            ============       =============
Units sold                                                       625,353           1,575,522
Units redeemed                                                (2,933,811)         (3,856,648)
                                                            ------------       -------------
Net increase (decrease)                                       (2,308,458)         (2,281,126)
Units outstanding, beginning                                   3,050,559           5,331,685
                                                            ------------       -------------
Units outstanding, ending                                        742,101           3,050,559
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    66,521,545
Cost of units redeemed                                               (67,388,418)
Account charges                                                       (1,186,254)
Net investment income (loss)                                           1,081,490
Net realized gain (loss)                                               3,726,753
Realized gain distributions                                            2,536,512
Net change in unrealized appreciation (depreciation)                  (1,656,956)
                                                                 ---------------
                                                                 $     3,634,672
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.32           350     $  1,513             N/A          -34.6%
12/31/07         6.60           527        3,479             N/A            0.1%
12/31/06         6.60           692        4,568             N/A           16.9%
12/31/05         5.64           781        4,407             N/A            4.6%
12/31/04         5.39           801        4,320             N/A           13.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.41           392     $  2,121           1.30%          -35.4%
12/31/07         8.39         2,521       21,145           1.30%           -1.4%
12/31/06         8.50         4,640       39,452           1.30%           15.5%
12/31/05         7.36         2,811       20,687           1.30%            3.4%
12/31/04         7.12         1,665       11,854           1.30%           11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        3.0%
12/31/07        2.5%
12/31/06        1.5%
12/31/05        2.0%
12/31/04        1.4%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                                    VP Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                               December 31, 2008

                                     Investments          Cost of     Mutual Fund
                                        at Value      Investments          Shares
                                  --------------   --------------  --------------
Investments                       $      112,340   $      182,024          18,537
Receivables: investments sold                -     ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      112,340
                                  ==============

                                                            Units    Accumulation
                                      Net Assets      Outstanding      Unit Value
                                  --------------   --------------  --------------
Class A                           $       19,971            5,264  $         3.79
Class B                                   92,369           25,537            3.62
                                  --------------   --------------
  Total                           $      112,340           30,801
                                  ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (1,971)
                                                                  --------------
  Net investment income (loss)                                            (1,971)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (19,152)
  Realized gain distributions                                             33,868
  Net change in unrealized appreciation (depreciation)                  (106,079)
                                                                  --------------
  Net gain (loss)                                                        (91,363)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (93,334)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (1,971)      $      (1,593)
  Net realized gain (loss)                                       (19,152)              1,908
  Realized gain distributions                                     33,868                 -
  Net change in unrealized appreciation
    (depreciation)                                              (106,079)             31,121
                                                            ------------       -------------
Increase (decrease) in net assets from operations                (93,334)             31,436
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        94,082             110,400
  Cost of units redeemed                                        (125,222)            (23,586)
  Account charges                                                 (1,713)             (1,509)
                                                            ------------       -------------
  Increase (decrease)                                            (32,853)             85,305
                                                            ------------       -------------
Net increase (decrease)                                         (126,187)            116,741
Net assets, beginning                                            238,527             121,786
                                                            ------------       -------------
Net assets, ending                                          $    112,340       $     238,527
                                                            ============       =============
Units sold                                                        19,196              19,359
Units redeemed                                                   (26,220)             (4,639)
                                                            ------------       -------------
Net increase (decrease)                                           (7,024)             14,720
Units outstanding, beginning                                      37,825              23,105
                                                            ------------       -------------
Units outstanding, ending                                         30,801              37,825
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       508,564
Cost of units redeemed                                                  (338,435)
Account charges                                                           (3,947)
Net investment income (loss)                                              (4,443)
Net realized gain (loss)                                                 (13,583)
Realized gain distributions                                               33,868
Net change in unrealized appreciation (depreciation)                     (69,684)
                                                                 ---------------
                                                                 $       112,340
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.79             5     $     20             N/A          -41.5%
12/31/07         6.48             8           49             N/A           21.0%
12/31/06         5.36             5           29             N/A           -3.3%
12/31/05         5.54             2           11             N/A           10.8%
04/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.62            26     $     92           1.30%          -42.2%
12/31/07         6.26            30          190           1.30%           19.4%
12/31/06         5.24            18           93           1.30%           -4.7%
12/31/05         5.50             0            2           1.30%           10.0%
04/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                                    VP Vista

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                               December 31, 2008

                                     Investments          Cost of     Mutual Fund
                                        at Value      Investments          Shares
                                  --------------   --------------  --------------
Investments                       $      595,693   $    1,042,097          55,310
Receivables: investments sold                -     ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      595,693
                                  ==============

                                                            Units    Accumulation
                                      Net Assets      Outstanding      Unit Value
                                  --------------   --------------  --------------
Class A                           $      137,417           30,433    $       4.52
Class B                                  458,276          106,459            4.30
                                  --------------   --------------
  Total                           $      595,693          136,892
                                  ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (9,759)
                                                                  --------------
  Net investment income (loss)                                            (9,759)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (120,003)
  Realized gain distributions                                             46,630
  Net change in unrealized appreciation (depreciation)                  (531,849)
                                                                  --------------
  Net gain (loss)                                                       (605,222)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (614,981)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (9,759)      $    (158,962)
  Net realized gain (loss)                                      (120,003)          6,662,884
  Realized gain distributions                                     46,630                 -
  Net change in unrealized appreciation
    (depreciation)                                              (531,849)         (1,398,374)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (614,981)          5,105,548
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                       646,214           6,353,655
  Cost of units redeemed                                        (624,510)        (31,851,690)
  Account charges                                                 (6,809)           (113,625)
                                                            ------------       -------------
  Increase (decrease)                                             14,895         (25,611,660)
                                                            ------------       -------------
Net increase (decrease)                                         (600,086)        (20,506,112)
Net assets, beginning                                          1,195,779          21,701,891
                                                            ------------       -------------
Net assets, ending                                          $    595,693       $   1,195,779
                                                            ============       =============
Units sold                                                        95,071             966,629
Units redeemed                                                   (97,910)         (4,351,054)
                                                            ------------       -------------
Net increase (decrease)                                           (2,839)         (3,384,425)
                                                            ------------       -------------
Units outstanding, beginning                                     139,731           3,524,156
                                                            ------------       -------------
Units outstanding, ending                                        136,892             139,731
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    28,245,651
Cost of units redeemed                                               (33,295,678)
Account charges                                                         (208,830)
Net investment income (loss)                                            (290,132)
Net realized gain (loss)                                               6,544,339
Realized gain distributions                                               46,747
Net change in unrealized appreciation (depreciation)                    (446,404)
                                                                 ---------------
                                                                 $       595,693
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.52            30     $    137             N/A          -48.6%
12/31/07         8.79            32          283             N/A           39.8%
12/31/06         6.29           131          822             N/A            9.0%
12/31/05         5.77             3           17             N/A           15.4%
04/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.30           106     $    458           1.30%          -49.3%
12/31/07         8.49           109          922           1.30%           38.0%
12/31/06         6.15         3,393       20,880           1.30%            7.6%
12/31/05         5.72             3           16           1.30%           14.4%
12/31/04         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

               AUL American Individual Variable Annuity Unit Trust
                                      Alger
                            American Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    8,541,909    $   10,352,550           322,579
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    8,541,909
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    4,829,066         1,466,040    $         3.29
Class B                                  3,712,843           740,018              5.02
                                    --------------    --------------
  Total                             $    8,541,909         2,206,058
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
    Dividend income                                                    $     32,292
    Mortality & expense charges                                             (80,856)
                                                                       ------------
    Net investment income (loss)                                            (48,564)
                                                                       ------------
Gain (loss) on investments:
    Net realized gain (loss)                                                648,134
    Realized gain distributions                                                 -
    Net change in unrealized appreciation (depreciation)                 (8,799,673)
                                                                       ------------
    Net gain (loss)                                                      (8,151,539)
                                                                       ------------
Increase (decrease) in net assets from operations                      $ (8,200,103)
                                                                       ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $    (48,564)  $    (38,222)
   Net realized gain (loss)                                     648,134      1,351,565
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation (depreciation)      (8,799,673)     2,223,383
                                                           ------------   ------------
Increase (decrease) in net assets from operations            (8,200,103)     3,536,726
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                   1,109,671      1,378,161
   Cost of units redeemed                                    (3,963,906)    (5,202,293)
   Account charges                                             (163,529)      (232,955)
                                                           ------------   ------------
   Increase (decrease)                                       (3,017,764)    (4,057,087)
                                                           ------------   ------------
Net increase (decrease)                                     (11,217,867)      (520,361)
Net assets, beginning                                        19,759,776     20,280,137
                                                           ------------   ------------
Net assets, ending                                         $  8,541,909   $ 19,759,776
                                                           ============   ============
Units sold                                                      186,368        204,863
Units redeemed                                                 (725,077)      (849,663)
                                                           ------------   ------------
Net increase (decrease)                                        (538,709)      (644,800)
Units outstanding, beginning                                  2,744,767      3,389,567
                                                           ------------   ------------
Units outstanding, ending                                     2,206,058      2,744,767
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 261,731,761
Cost of units redeemed                                                     (246,617,087)
Account charges                                                              (1,978,238)
Net investment income (loss)                                                  2,831,916
Net realized gain (loss)                                                     (5,615,802)
Realized gain distributions                                                         -
Net change in unrealized appreciation (depreciation)                         (1,810,641)
                                                                          -------------
                                                                          $   8,541,909
                                                                          =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     3.29          1,466    $    4,829             N/A          -46.2%
12/31/07          6.12          1,851        11,324             N/A           19.9%
12/31/06          5.10          2,348        11,974             N/A            5.2%
12/31/05          4.85          2,936        14,240             N/A           12.0%
12/31/04          4.33          3,584        15,519             N/A            5.6%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     5.02            740    $    3,713           1.30%          -46.9%
12/31/07          9.44            894         8,435           1.30%           18.4%
12/31/06          7.97          1,042         8,306           1.30%            3.8%
12/31/05          7.68          1,174         9,016           1.30%           10.5%
12/31/04          6.95          1,330         9,245           1.30%            4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.2%
12/31/07           0.4%
12/31/06           0.1%
12/31/05           0.2%
12/31/04           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                      Alger
                               American Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $   12,212,212    $   21,226,739           694,665
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $   12,212,212
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    1,658,293           576,507    $         2.88
Class B                                 10,553,919         1,566,023              6.74
                                    --------------    --------------
  Total                             $   12,212,212         2,142,530
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $         -
   Mortality & expense charges                                              (269,154)
                                                                       -------------
   Net investment income (loss)                                             (269,154)
                                                                       -------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (878,433)
   Realized gain distributions                                               413,645
   Net change in unrealized appreciation (depreciation)                  (11,801,975)
                                                                       -------------
   Net gain (loss)                                                       (12,266,763)
                                                                       -------------
Increase (decrease) in net assets from operations                      $ (12,535,917)
                                                                       =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $   (269,154)  $   (215,288)
   Net realized gain (loss)                                    (878,433)       661,681
   Realized gain distributions                                  413,645            -
   Net change in unrealized appreciation (depreciation)     (11,801,975)     1,515,110
                                                           ------------   ------------
Increase (decrease) in net assets from operations           (12,535,917)     1,961,503
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                   8,659,043     31,690,801
   Cost of units redeemed                                   (19,842,388)    (3,374,048)
   Account charges                                             (214,997)      (186,956)
                                                           ------------   ------------
   Increase (decrease)                                      (11,398,342)    28,129,797
                                                           ------------   ------------
Net increase (decrease)                                     (23,934,259)    30,091,300
Net assets, beginning                                        36,146,471      6,055,171
                                                           ------------   ------------
Net assets, ending                                         $ 12,212,212   $ 36,146,471
                                                           ============   ============
Units sold                                                    1,022,412      2,793,311
Units redeemed                                               (2,190,132)      (477,662)
                                                           ------------   ------------
Net increase (decrease)                                      (1,167,720)     2,315,649
Units outstanding, beginning                                  3,310,250        994,601
                                                           ------------   ------------
Units outstanding, ending                                     2,142,530      3,310,250
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 1,721,973,417
Cost of units redeemed                                                     (1,701,688,208)
Account charges                                                                  (833,245)
Net investment income (loss)                                                     (612,510)
Net realized gain (loss)                                                        1,973,640
Realized gain distributions                                                       413,645
Net change in unrealized appreciation (depreciation)                           (9,014,527)
                                                                          ---------------
                                                                          $    12,212,212
                                                                          ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08          2.88            577    $    1,658             N/A         -46.6%
12/31/07          5.39            835         4,498             N/A          17.2%
12/31/06          4.59            764         3,512             N/A          19.8%
12/31/05          3.83            911         3,488             N/A          16.8%
12/31/04          3.28          1,020         3,347             N/A          16.7%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08       $  6.74          1,566    $   10,554           1.30%          -47.3%
12/31/07         12.79          2,475        31,648           1.30%           15.7%
12/31/06         11.05            230         2,543           1.30%           18.4%
12/31/05          9.33            681         6,358           1.30%           15.5%
12/31/04          8.08            229         1,852           1.30%           14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Calvert
                              Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      856,705    $    1,100,865            45,113
Receivables: investments sold                 -       ==============    ==============
Payables: investments purchased               -
                                    --------------
Net assets                          $      856,705
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      577,908           146,533    $         3.94
Class B                                    278,797            56,392              4.94
                                    --------------    --------------
  Total                             $      856,705           202,925
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $        -
   Mortality & expense charges                                               (5,612)
                                                                       ------------
   Net investment income (loss)                                              (5,612)
                                                                       ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  15,299
   Realized gain distributions                                                8,402
   Net change in unrealized appreciation (depreciation)                    (587,855)
                                                                       ------------
   Net gain (loss)                                                         (564,154)
                                                                       ------------
Increase (decrease) in net assets from operations                      $   (569,766)
                                                                       ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     (5,612)  $     (5,997)
   Net realized gain (loss)                                      15,299         68,392
   Realized gain distributions                                    8,402         31,775
   Net change in unrealized appreciation (depreciation)        (587,855)        62,833
                                                           ------------   ------------
Increase (decrease) in net assets from operations              (569,766)       157,003
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                      62,337        167,555
   Cost of units redeemed                                      (242,301)      (325,211)
   Account charges                                              (14,621)       (18,695)
                                                           ------------   ------------
   Increase (decrease)                                         (194,585)      (176,351)
                                                           ------------   ------------
Net increase (decrease)                                        (764,351)       (19,348)
Net assets, beginning                                         1,621,056      1,640,404
                                                           ------------   ------------
Net assets, ending                                         $    856,705   $  1,621,056
                                                           ============   ============
Units sold                                                       12,163         24,488
Units redeemed                                                  (49,463)       (55,528)
                                                           ------------   ------------
Net increase (decrease)                                         (37,300)       (31,040)
Units outstanding, beginning                                    240,225        271,265
                                                           ------------   ------------
Units outstanding, ending                                       202,925        240,225
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 4,350,777
Cost of units redeemed                                                     (2,930,110)
Account charges                                                              (152,168)
Net investment income (loss)                                                  136,779
Net realized gain (loss)                                                     (344,590)
Realized gain distributions                                                    40,177
Net change in unrealized appreciation (depreciation)                         (244,160)
                                                                          -----------
                                                                          $   856,705
                                                                          ===========

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     3.94            147    $      578             N/A          -37.2%
12/31/07          6.28            174         1,091             N/A           10.2%
12/31/06          5.70            214         1,218             N/A            6.9%
12/31/05          5.33            268         1,426             N/A            0.4%
12/31/04          5.31            296         1,573             N/A            9.3%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     4.94            56     $      279           1.30%          -38.0%
12/31/07          7.97            66            530           1.30%            8.7%
12/31/06          7.33            58            422           1.30%            5.5%
12/31/05          6.95            54            377           1.30%           -0.9%
12/31/04          7.01            38            263           1.30%            7.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $   15,890,667    $   25,527,938         1,108,135
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $   15,890,667
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    7,352,205         1,332,734    $         5.52
Class B                                  8,538,462         1,569,415              5.44
                                    --------------    --------------
  Total                             $   15,890,667         2,902,149
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $    552,797
   Mortality & expense charges                                             (167,128)
                                                                       ------------
   Net investment income (loss)                                             385,669
                                                                       ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (1,148,389)
   Realized gain distributions                                              790,987
   Net change in unrealized appreciation (depreciation)                 (10,301,055)
                                                                       ------------
   Net gain (loss)                                                      (10,658,457)
                                                                       ------------
Increase (decrease) in net assets from operations                      $(10,272,788)
                                                                       ------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $    385,669   $    318,457
   Net realized gain (loss)                                  (1,148,389)     3,224,341
   Realized gain distributions                                  790,987      2,131,270
   Net change in unrealized appreciation (depreciation)     (10,301,055)    (3,628,711)
                                                           ------------   ------------
Increase (decrease) in net assets from operations           (10,272,788)     2,045,357
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                   1,839,828      7,067,946
   Cost of units redeemed                                    (7,682,942)   (25,715,954)
   Account charges                                             (244,792)      (429,497)
                                                           ------------   ------------
   Increase (decrease)                                       (6,087,906)   (19,077,505)
                                                           ------------   ------------
Net increase (decrease)                                     (16,360,694)   (17,032,148)
Net assets, beginning                                        32,251,361     49,283,509
                                                           ------------   ------------
Net assets, ending                                         $ 15,890,667   $ 32,251,361
                                                           ============   ============
Units sold                                                      280,566        855,393
Units redeemed                                               (1,115,305)    (2,967,177)
                                                           ------------   ------------
Net increase (decrease)                                        (834,739)    (2,111,784)
Units outstanding, beginning                                  3,736,888      5,848,672
                                                           ------------   ------------
Units outstanding, ending                                     2,902,149      3,736,888
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 72,443,864
Cost of units redeemed                                                     (61,802,718)
Account charges                                                             (2,333,473)
Net investment income (loss)                                                 2,729,644
Net realized gain (loss)                                                     7,834,190
Realized gain distributions                                                  6,656,431
Net change in unrealized appreciation (depreciation)                        (9,637,271)
                                                                          ------------
                                                                          $ 15,890,667
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     5.52          1,333    $    7,352             N/A          -36.1%
12/31/07          8.63          1,762        15,217             N/A            3.3%
12/31/06          8.36          2,156        18,027             N/A           18.9%
12/31/05          7.03          2,448        17,206             N/A            4.0%
12/31/04          6.76          2,693        18,204             N/A           14.8%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     5.44          1,569    $    8,538           1.30%          -36.9%
12/31/07          8.63          1,975        17,035           1.30%            1.9%
12/31/06          8.46          3,693        31,257           1.30%           17.4%
12/31/05          7.21          3,037        21,899           1.30%            2.6%
12/31/04          7.03          1,883        13,241           1.30%           13.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.3%
12/31/07           1.6%
12/31/06           1.6%
12/31/05           1.6%
12/31/04           1.6%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                Limited-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $   54,523,105    $   55,645,058        11,311,847
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $   54,523,105
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    4,073,681           551,377    $         7.39
Class B                                 50,449,424         9,120,643              5.53
                                    --------------    --------------
  Total                             $   54,523,105         9,672,020
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $  1,302,290
   Mortality & expense charges                                             (374,873)
                                                                       ------------
   Net investment income (loss)                                             927,417
                                                                       ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (85,384)
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                  (1,069,906)
                                                                       ------------
   Net gain (loss)                                                       (1,155,290)
                                                                       ------------
Increase (decrease) in net assets from operations                      $   (227,873)
                                                                       ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $    927,417   $    307,177
   Net realized gain (loss)                                     (85,384)       (46,469)
   Realized gain distributions                                      -               -
   Net change in unrealized appreciation (depreciation)      (1,069,906)        98,133
                                                           ------------   ------------
Increase (decrease) in net assets from operations              (227,873)       358,841
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                  54,500,110        592,029
   Cost of units redeemed                                    (7,722,638)    (1,840,676)
   Account charges                                             (316,811)       (91,684)
                                                           ------------   ------------
   Increase (decrease)                                       46,460,661     (1,340,331)
                                                           ------------   ------------
Net increase (decrease)                                      46,232,788       (981,490)
Net assets, beginning                                         8,290,317      9,271,807
                                                           ------------   ------------
Net assets, ending                                         $ 54,523,105   $  8,290,317
                                                           ============   ============
Units sold                                                    9,907,679        112,423
Units redeemed                                               (1,592,324)      (341,809)
                                                           ------------   ------------
Net increase (decrease)                                       8,315,355       (229,386)
Units outstanding, beginning                                  1,356,665      1,586,051
                                                           ------------   ------------
Units outstanding, ending                                     9,672,020      1,356,665
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 85,501,492
Cost of units redeemed                                                     (31,126,755)
Account charges                                                               (963,746)
Net investment income (loss)                                                 2,669,764
Net realized gain (loss)                                                      (457,255)
Realized gain distributions                                                     21,558
Net change in unrealized appreciation (depreciation)                        (1,121,953)
                                                                          ------------
                                                                          $ 54,523,105
                                                                          ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     7.39            551    $    4,074             N/A             1.6%
12/31/07          7.28            458         3,330             N/A             5.5%
12/31/06          6.90            543         3,742             N/A             4.0%
12/31/05          6.63            657         4,356             N/A             1.8%
12/31/04          6.51            799         5,201             N/A             1.1%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     5.53          9,121    $   50,449           1.30%            0.2%
12/31/07          5.52            899         4,961           1.30%            4.1%
12/31/06          5.30          1,044         5,530           1.30%            2.7%
12/31/05          5.16          1,139         5,879           1.30%            0.4%
12/31/04          5.14          2,112        10,857           1.30%           -0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           4.1%
12/31/07           4.3%
12/31/06           4.0%
12/31/05           3.6%
12/31/04           3.2%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    8,413,736    $   13,547,661           605,740
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    8,413,736
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    2,521,451           451,375    $         5.59
Class B                                  5,892,285           898,142              6.56
                                    --------------    --------------
  Total                             $    8,413,736         1,349,517
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $        -
   Mortality & expense charges                                             (118,796)
                                                                       ------------
   Net investment income (loss)                                            (118,796)
                                                                       ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 536,091
   Realized gain distributions                                              656,834
   Net change in unrealized appreciation (depreciation)                  (7,284,099)
                                                                       ------------
   Net gain (loss)                                                       (6,091,174)
                                                                       ------------
Increase (decrease) in net assets from operations                      $ (6,209,970)
                                                                       ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $   (118,796)  $   (127,869)
   Net realized gain (loss)                                     536,091      2,036,160
   Realized gain distributions                                  656,834      1,904,801
   Net change in unrealized appreciation (depreciation)      (7,284,099)      (842,912)
                                                           ------------   ------------
Increase (decrease) in net assets from operations            (6,209,970)     2,970,180
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                   1,114,005      1,245,738
   Cost of units redeemed                                    (4,188,149)    (5,610,733)
   Account charges                                             (129,749)      (194,744)
                                                           ------------   ------------
   Increase (decrease)                                       (3,203,893)    (4,559,739)
                                                           ------------   ------------
Net increase (decrease)                                      (9,413,863)    (1,589,559)
Net assets, beginning                                        17,827,599     19,417,158
                                                           ------------   ------------
Net assets, ending                                         $  8,413,736   $ 17,827,599
                                                           ============   ============
Units sold                                                      148,495        135,948
Units redeemed                                                 (515,473)      (605,523)
                                                           ------------   ------------
Net increase (decrease)                                        (366,978)      (469,575)
Units outstanding, beginning                                  1,716,495      2,186,070
                                                           ------------   ------------
Units outstanding, ending                                     1,349,517      1,716,495
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 56,027,066
Cost of units redeemed                                                     (51,780,907)
Account charges                                                             (1,033,884)
Net investment income (loss)                                                  (731,037)
Net realized gain (loss)                                                     4,990,187
Realized gain distributions                                                  6,076,236
Net change in unrealized appreciation (depreciation)                        (5,133,925)
                                                                          ------------
                                                                          $  8,413,736
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     5.59            451    $    2,521             N/A          -39.8%
12/31/07          9.27            631         5,850             N/A           17.5%
12/31/06          7.89            849         6,698             N/A            6.6%
12/31/05          7.40            965         7,140             N/A           14.7%
12/31/04          6.45          1,030         6,644             N/A           18.3%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     6.56            898    $    5,892           1.30%          -40.5%
12/31/07         11.03          1,086        11,977           1.30%           16.0%
12/31/06          9.51          1,337        12,719           1.30%            5.2%
12/31/05          9.04          1,436        12,984           1.30%           13.3%
12/31/04          7.98          1,549        12,360           1.30%           16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.0%
12/31/07           0.2%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      529,667    $      834,630            78,121
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $      529,667
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      166,734            41,261    $         4.04
Class B                                    362,933            94,210              3.85
                                    --------------    --------------
  Total                             $      529,667           135,471
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                     $      776
   Mortality & expense charges                                             (6,817)
                                                                       ----------
   Net investment income (loss)                                            (6,041)
                                                                       ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                (3,370)
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                  (385,445)
                                                                       ----------
   Net gain (loss)                                                       (388,815)
                                                                       ----------
Increase (decrease) in net assets from operations                      $ (394,856)
                                                                       ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     (6,041)  $     (2,640)
   Net realized gain (loss)                                      (3,370)        14,753
   Realized gain distributions                                      -               -
   Net change in unrealized appreciation (depreciation)        (385,445)        48,940
                                                           ------------   ------------
Increase (decrease) in net assets from operations              (394,856)        61,053
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     230,404        537,267
   Cost of units redeemed                                      (288,151)       (69,509)
   Account charges                                               (5,148)        (5,028)
                                                           ------------   ------------
   Increase (decrease)                                          (62,895)       462,730
                                                           ------------   ------------
Net increase (decrease)                                        (457,751)       523,783
Net assets, beginning                                           987,418        463,635
                                                           ------------   ------------
Net assets, ending                                         $    529,667   $    987,418
                                                           ============   ============
Units sold                                                       45,592         82,188
Units redeemed                                                  (54,443)       (13,563)
                                                           ------------   ------------
Net increase (decrease)                                          (8,851)        68,625
Units outstanding, beginning                                    144,322         75,697
                                                           ------------   ------------
Units outstanding, ending                                       135,471        144,322
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $  1,277,038
Cost of units redeemed                                                        (437,367)
Account charges                                                                (12,675)
Net investment income (loss)                                                   (10,028)
Net realized gain (loss)                                                        17,662
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                          (304,963)
                                                                          ------------
                                                                          $    529,667
                                                                          ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     4.04            41     $      167             N/A          -42.5%
12/31/07          7.03            32            225             N/A           12.7%
12/31/06          6.23            14             86             N/A            9.8%
12/31/05          5.68            13             76             N/A           13.6%
04/20/05          5.00             -              -             N/A            0.0%

                                     CLASS B

                                Units                  Expense as a
                          Outstanding    Net Assets    % of Average
            Unit Value          (000s)        (000s)     Net Assets    Total Return
            -----------------------------------------------------------------------
12/31/08    $     3.85             94    $      363           1.30%          -43.3%
12/31/07          6.79            112           762           1.30%           11.3%
12/31/06          6.10             62           377           1.30%            8.2%
12/31/05          5.64             17            98           1.30%           12.8%
04/20/05          5.00              -             -           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.1%
12/31/07           0.6%
12/31/06           0.4%
12/31/05           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                                Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $    6,176,842    $    8,820,106           320,541
Receivables: investments sold                   -      ==============    ==============
Payables: investments purchased                 -
                                     --------------
Net assets                           $    6,176,842
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $    2,829,033           776,675    $         3.64
Class B                                   3,347,809           733,970              4.56
                                     --------------    --------------
   Total                             $    6,176,842         1,510,645
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                               $       119,618
   Mortality & expense charges                                           (72,629)
                                                                 ---------------
   Net investment income (loss)                                           46,989
                                                                 ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                              389,583
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (6,123,760)
                                                                 ---------------
   Net gain (loss)                                                    (5,734,177)
                                                                 ---------------
Increase (decrease) in net assets from operations                $    (5,687,188)
                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $     46,989       $     12,960
   Net realized gain (loss)                                        389,583          1,125,260
   Realized gain distributions                                         -                  -
   Net change in unrealized appreciation (depreciation)         (6,123,760)           183,227
                                                              ------------       ------------
Increase (decrease) in net assets from operations               (5,687,188)         1,321,447
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                        913,304          2,086,772
   Cost of units redeemed                                       (3,266,755)        (3,814,442)
   Account charges                                                (111,296)          (169,552)
                                                              ------------       ------------
   Increase (decrease)                                          (2,464,747)        (1,897,222)
                                                              ------------       ------------
Net increase (decrease)                                         (8,151,935)          (575,775)
Net assets, beginning                                           14,328,777         14,904,552
                                                              ------------       ------------
Net assets, ending                                            $  6,176,842       $ 14,328,777
                                                              ============       ============
Units sold                                                         160,693            279,641
Units redeemed                                                    (587,281)          (551,952)
                                                              ------------       ------------
Net increase (decrease)                                           (426,588)          (272,311)
Units outstanding, beginning                                     1,937,233          2,209,544
                                                              ------------       ------------
Units outstanding, ending                                        1,510,645          1,937,233
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 74,271,172
Cost of units redeemed                                               (63,046,338)
Account charges                                                       (1,239,026)
Net investment income (loss)                                           1,159,061
Net realized gain (loss)                                              (2,324,763)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (2,643,264)
                                                                    ------------
                                                                    $  6,176,842
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     3.64              777      $    2,829               N/A            -44.7%
12/31/07               6.58            1,045           6,879               N/A              9.6%
12/31/06               6.00            1,254           7,527               N/A             18.2%
12/31/05               5.08            1,555           7,901               N/A              5.8%
12/31/04               4.80            1,866           8,958               N/A              4.8%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
21/31/08         $     4.56              734      $    3,348             1.30%            -45.4%
12/31/07               8.35              892           7,450             1.30%              8.2%
12/31/06               7.72              956           7,378             1.30%             16.8%
12/31/05               6.61            1,011           6,684             1.30%              4.4%
12/31/04               6.33            1,022           6,472             1.30%              3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          1.2%
12/31/07          0.8%
12/31/06          1.7%
12/31/05          1.4%
12/31/04          1.0%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                                  Flexible Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $  106,045,783    $  104,515,011         9,126,168
Receivables: investments sold                  300    ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $  106,046,083
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    7,890,800           934,084    $         8.45
Class B                                 98,155,283        15,904,195              6.17
                                    --------------    --------------
   Total                            $  106,046,083        16,838,279
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                               $     4,536,267
   Mortality & expense charges                                        (1,185,535)
                                                                 ---------------
   Net investment income (loss)                                        3,350,732
                                                                 ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (608,839)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                1,904,999
                                                                 ---------------
   Net gain (loss)                                                     1,296,160
                                                                 ---------------
Increase (decrease) in net assets from operations                $     4,646,892
                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $  3,350,732       $  3,308,906
   Net realized gain (loss)                                       (608,839)          (320,407)
   Realized gain distributions                                           -                  -
   Net change in unrealized appreciation (depreciation)          1,904,999          1,696,996
                                                              ------------       ------------
Increase (decrease) in net assets from operations                4,646,892          4,685,495
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                     36,954,207         57,146,556
   Cost of units redeemed                                      (25,400,345)        (9,988,513)
   Account charges                                                (931,485)          (597,166)
                                                              ------------       ------------
   Increase (decrease)                                          10,622,377         46,560,877
                                                              ------------       ------------
Net increase (decrease)                                         15,269,269         51,246,372
Net assets, beginning                                           90,776,814         39,530,442
                                                              ------------       ------------
Net assets, ending                                            $106,046,083       $ 90,776,814
                                                              ============       ============
Units sold                                                       6,615,727         10,190,646
Units redeemed                                                  (4,800,077)        (1,904,690)
                                                              ------------       ------------
Net increase (decrease)                                          1,815,650          8,285,956
Units outstanding, beginning                                    15,022,629          6,736,673
                                                              ------------       ------------
Units outstanding, ending                                       16,838,279         15,022,629
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $154,197,391
Cost of units redeemed                                               (58,481,676)
Account charges                                                       (2,609,947)
Net investment income (loss)                                          11,540,058
Net realized gain (loss)                                              (1,143,559)
Realized gain distributions                                            1,012,744
Net change in unrealized appreciation (depreciation)                   1,531,072
                                                                    ------------
                                                                    $106,046,083
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     8.45             934      $    7,891               N/A             6.0%
12/31/07              7.97           1,055           8,408               N/A             7.0%
12/31/06              7.44           1,035           7,704               N/A             4.3%
12/31/05              7.14           1,134           8,095               N/A             2.0%
12/31/04              7.00           1,210           8,469               N/A             3.9%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     6.17          15,904      $   98,155             1.30%             4.7%
12/31/07              5.90          13,967          82,369             1.30%             5.6%
12/31/06              5.58           5,702          31,826             1.30%             2.8%
12/31/05              5.43           3,362          18,257             1.30%             0.7%
12/31/04              5.39           2,528          13,627             1.30%             2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              4.6%
12/31/07              6.2%
12/31/06              5.5%
12/31/05              5.4%
12/31/04              5.8%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                           Aspen Forty (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      229,247    $      288,267            9,979
Receivables: investments sold                 -       ==============    ==============
Payables: investments purchased               -
                                    --------------
Net assets                          $      229,247
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      111,625            40,662    $         2.75
Class B                                    117,622            43,223              2.72
                                    --------------    --------------
   Total                            $      229,247            83,885
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                  $         61
   Mortality & expense charges                                              (242)
                                                                    ------------
   Net investment income (loss)                                             (181)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (13,954)
   Realized gain distributions                                             -
   Net change in unrealized appreciation (depreciation)                  (59,020)
                                                                    ------------
   Net gain (loss)                                                       (72,974)
                                                                    ------------
Increase (decrease) in net assets from operations                   $    (73,155)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         (181)
   Net realized gain (loss)                                              (13,954)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (59,020)
                                                                  --------------
Increase (decrease) in net assets from operations                        (73,155)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              345,795
   Cost of units redeemed                                                (42,639)
   Account charges                                                          (754)
                                                                  --------------
   Increase (decrease)                                                   302,402
                                                                  --------------
Net increase (decrease)                                                  229,247
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      229,247
                                                                  ==============
Units sold                                                                95,977
Units redeemed                                                          (12,092)
                                                                  --------------
Net increase (decrease)                                                   83,885
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                 83,885
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    345,795
Cost of units redeemed                                                   (42,639)
Account charges                                                             (754)
Net investment income (loss)                                                (181)
Net realized gain (loss)                                                 (13,954)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (59,020)
                                                                    ------------
                                                                    $    229,247
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     2.75              41      $      112               N/A           -45.1%
05/01/08              5.00              -              -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     2.72              43      $      118              1.30%          -45.6%
05/01/08              5.00              -              -                0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.1%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                                  VCT Portfolio

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   35,009,914  $   55,141,314       2,196,336
Receivables: investments sold               (300) ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   35,009,614
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    1,291,010         374,712  $         3.45
Class B                               33,718,604       6,348,954            5.31
                                  --------------  --------------
  Total                           $   35,009,614       6,723,666
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      782,670
  Mortality & expense charges                                           (509,849)
                                                                  --------------
  Net investment income (loss)                                           272,821
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (330,307)
  Realized gain distributions                                          1,604,897
  Net change in unrealized appreciation (depreciation)               (19,238,734)
                                                                  --------------
  Net gain (loss)                                                    (17,964,144)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (17,691,323)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     272,821       $      29,820
  Net realized gain (loss)                                       (330,307)            161,992
  Realized gain distributions                                   1,604,897                 -
  Net change in unrealized appreciation (depreciation)        (19,238,734)         (1,303,371)
                                                            -------------       -------------
Increase (decrease) in net assets from operations             (17,691,323)         (1,111,559)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     21,026,938          42,329,502
  Cost of units redeemed                                       (8,719,626)         (2,705,915)
  Account charges                                                (377,651)           (192,133)
                                                            -------------       -------------
  Increase (decrease)                                          11,929,661          39,431,454
                                                            -------------       -------------
Net increase (decrease)                                        (5,761,662)         38,319,895
Net assets, beginning                                          40,771,276           2,451,381
                                                            -------------       -------------
Net assets, ending                                          $  35,009,614       $  40,771,276
                                                            =============       =============
Units sold                                                      3,159,770           5,147,018
Units redeemed                                                 (1,562,821)           (429,703)
                                                            -------------       -------------
Net increase (decrease)                                         1,596,949           4,717,315
Units outstanding, beginning                                    5,126,717             409,402
                                                            -------------       -------------
Units outstanding, ending                                       6,723,666           5,126,717
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    69,241,497
Cost of units redeemed                                               (15,070,657)
Account charges                                                         (723,062)
Net investment income (loss)                                             445,646
Net realized gain (loss)                                                (357,007)
Realized gain distributions                                            1,604,897
Net change in unrealized appreciation (depreciation)                 (20,131,700)
                                                                 ---------------
                                                                 $    35,009,614
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.45           375     $  1,291             N/A          -34.3%
12/31/07         5.24           405        2,121             N/A            5.0%
12/31/06         4.99           269        1,344             N/A           16.6%
12/31/05         4.28           330        1,411             N/A            6.2%
12/31/04         4.03           355        1,432             N/A            7.8%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.31         6,349   $   33,719           1.30%          -35.1%
12/31/07         8.19         4,721       38,643           1.30%            3.6%
12/31/06         7.90           140        1,107           1.30%           15.1%
12/31/05         6.86           138          946           1.30%            4.7%
12/31/04         6.55           140          915           1.30%            6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           2.1%
12/31/07           1.3%
12/31/06           1.3%
12/31/05           1.3%
12/31/04           1.1%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,067,990  $    5,539,867         231,721
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,067,990
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    1,290,715         262,116  $         4.92
Class B                                1,777,275         314,555            5.65
                                  --------------  --------------
  Total                           $    3,067,990         576,671
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (35,171)
                                                                  --------------
  Net investment income (loss)                                           (35,171)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (539,067)
  Realized gain distributions                                            454,432
  Net change in unrealized appreciation (depreciation)                (1,932,018)
                                                                  --------------
  Net gain (loss)                                                     (2,016,653)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,051,824)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (35,171)       $     (60,866)
  Net realized gain (loss)                                      (539,067)             272,080
  Realized gain distributions                                    454,432            1,116,911
  Net change in unrealized appreciation (depreciation)        (1,932,018)          (1,588,105)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (2,051,824)           (259,980)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        288,002             542,824
  Cost of units redeemed                                       (1,943,304)         (2,658,484)
  Account charges                                                 (48,512)            (89,731)
                                                            -------------       -------------
  Increase (decrease)                                          (1,703,814)         (2,205,391)
                                                            -------------       -------------
Net increase (decrease)                                        (3,755,638)         (2,465,371)
Net assets, beginning                                           6,823,628           9,288,999
                                                            -------------       -------------
Net assets, ending                                          $   3,067,990       $   6,823,628
                                                            =============       =============
Units sold                                                         46,687              73,017
Units redeemed                                                   (294,233)           (322,795)
                                                            -------------       -------------
Net increase (decrease)                                          (247,546)           (249,778)
Units outstanding, beginning                                      824,217           1,073,995
                                                            -------------       -------------
Units outstanding, ending                                         576,671             824,217
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    16,056,954
Cost of units redeemed                                               (13,466,767)
Account charges                                                         (560,511)
Net investment income (loss)                                            (113,781)
Net realized gain (loss)                                               2,042,924
Realized gain distributions                                            1,581,048
Net change in unrealized appreciation (depreciation)                  (2,471,877)
                                                                 ---------------
                                                                 $     3,067,990
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.92           262     $  1,291             N/A          -35.5%
12/31/07         7.63           395        3,016             N/A           -3.9%
12/31/06         7.94           534        4,241             N/A            5.6%
12/31/05         7.52           608        4,575             N/A            6.7%
12/31/04         7.05           758        5,343             N/A           22.4%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.65           315     $  1,777           1.30%          -36.3%
12/31/07         8.87           429        3,808           1.30%           -5.1%
12/31/06         9.35           540        5,048           1.30%            4.2%
12/31/05         8.97           542        4,862           1.30%            5.3%
12/31/04         8.52           527        4,489           1.30%           20.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%
12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.0%
12/31/04            0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                              Emerging Markets VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,869,438  $    9,934,777         307,413
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,869,438
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      120,403          53,766  $         2.24
Class B                                4,749,035       2,139,371            2.22
                                  --------------  --------------
  Total                           $    4,869,438       2,193,137
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (44,616)
                                                                  --------------
  Net investment income (loss)                                           (44,616)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (109,983)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (5,065,339)
                                                                  --------------
  Net gain (loss)                                                     (5,175,322)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (5,219,938)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                     $     (44,616)
  Net realized gain (loss)                                              (109,983)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (5,065,339)
                                                                   -------------
Increase (decrease) in net assets from operations                     (5,219,938)
                                                                   -------------
Contract owner transactions:
  Proceeds from units sold                                            10,845,020
  Cost of units redeemed                                                (722,871)
  Account charges                                                        (32,773)
                                                                   -------------
  Increase (decrease)                                                 10,089,376
                                                                   -------------
Net increase (decrease)                                                4,869,438
Net assets, beginning                                                        -
                                                                   -------------
Net assets, ending                                                 $   4,869,438
                                                                   =============
Units sold                                                             2,493,058
Units redeemed                                                          (299,921)
                                                                   -------------
Net increase (decrease)                                                2,193,137
Units outstanding, beginning                                                 -
                                                                   -------------
Units outstanding, ending                                              2,193,137
                                                                   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    10,845,020
Cost of units redeemed                                                  (722,871)
Account charges                                                          (32,773)
Net investment income (loss)                                             (44,616)
Net realized gain (loss)                                                (109,983)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (5,065,339)
                                                                 ---------------
                                                                 $     4,869,438
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.24            54     $    120             N/A          -55.2%
05/01/08         5.00            -           -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.22         2,139   $    4,749           1.30%          -55.6%
05/01/08         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,672,947  $    6,617,297         367,661
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,672,947
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      413,363         104,188  $         3.97
Class B                                3,259,584         602,392            5.41
                                  --------------  --------------
  Total                           $    3,672,947         706,580
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (71,195)
                                                                  --------------
  Net investment income (loss)                                           (71,195)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (346,517)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (3,069,616)
                                                                  --------------
  Net gain (loss)                                                     (3,416,133)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,487,328)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (71,195)      $     (49,695)
  Net realized gain (loss)                                       (346,517)            110,047
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)         (3,069,616)            (60,012)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (3,487,328)                340
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      2,825,536           7,737,805
  Cost of units redeemed                                       (4,021,968)           (648,626)
  Account charges                                                 (54,073)            (41,649)
                                                            -------------       -------------
  Increase (decrease)                                          (1,250,505)          7,047,530
                                                            -------------       -------------
Net increase (decrease)                                        (4,737,833)          7,047,870
Net assets, beginning                                           8,410,780           1,362,910
                                                            -------------       -------------
Net assets, ending                                          $   3,672,947       $   8,410,780
                                                            =============       =============
Units sold                                                        381,037             740,632
Units redeemed                                                   (509,257)            (82,323)
                                                            -------------       -------------
Net increase (decrease)                                          (128,220)            658,309
Units outstanding, beginning                                      834,800             176,491
                                                            -------------       -------------
Units outstanding, ending                                         706,580             834,800
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   198,500,870
Cost of units redeemed                                              (192,010,095)
Account charges                                                         (168,654)
Net investment income (loss)                                            (133,527)
Net realized gain (loss)                                                 428,703
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (2,944,350)
                                                                 ---------------
                                                                 $     3,672,947
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.97           104   $      413             N/A          -48.1%
12/31/07         7.64           138        1,056             N/A           12.2%
12/31/06         6.81           117          800             N/A           16.0%
12/31/05         5.87           154          904             N/A           10.8%
12/31/04         5.30           166          882             N/A           13.5%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.41           602   $    3,260            1.30%         -48.8%
12/31/07        10.56           697        7,355            1.30%          10.7%
12/31/06         9.54            59          563            1.30%          14.6%
12/31/05         8.32            36          300            1.30%           9.3%
12/31/04         7.61            30          228            1.30%          11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%
12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.0%
12/31/04            0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                               FINANCIAL SERVICES

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      425,366  $    1,146,691         103,244
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      425,366
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      133,026          56,641  $         2.35
Class B                                  292,340         115,375            2.53
                                  --------------  --------------
  Total                           $      425,366         172,016
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       19,977
  Mortality & expense charges                                             (5,109)
                                                                  --------------
  Net investment income (loss)                                            14,868
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (94,806)
  Realized gain distributions                                             57,562
  Net change in unrealized appreciation (depreciation)                  (511,018)
                                                                  --------------
  Net gain (loss)                                                       (548,262)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (533,394)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      14,868       $       9,224
  Net realized gain (loss)                                        (94,806)             44,711
  Realized gain distributions                                      57,562              62,448
  Net change in unrealized appreciation (depreciation)           (511,018)           (331,807)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (533,394)           (215,424)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        308,615             397,201
  Cost of units redeemed                                         (118,261)           (350,470)
  Account charges                                                  (5,874)             (8,605)
                                                            -------------       -------------
  Increase (decrease)                                             184,480              38,126
                                                            -------------       -------------
Net increase (decrease)                                          (348,914)           (177,298)
Net assets, beginning                                             774,280             951,578
                                                            -------------       -------------
Net assets, ending                                          $     425,366       $     774,280
                                                            =============       =============
Units sold                                                         74,729              55,708
Units redeemed                                                    (29,345)            (49,466)
                                                            -------------       -------------
Net increase (decrease)                                            45,384               6,242
Units outstanding, beginning                                      126,632             120,390
                                                            -------------       -------------
Units outstanding, ending                                         172,016             126,632
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,025,638
Cost of units redeemed                                                (1,094,889)
Account charges                                                          (44,276)
Net investment income (loss)                                              45,473
Net realized gain (loss)                                                  89,300
Realized gain distributions                                              125,445
Net change in unrealized appreciation (depreciation)                    (721,325)
                                                                 ---------------
                                                                 $       425,366
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.35            57   $      133             N/A          -59.4%
12/31/07         5.79            51          293             N/A          -22.2%
12/31/06         7.44            51          382             N/A           16.5%
12/31/05         6.39            62          394             N/A            5.8%
12/31/04         6.04            72          433             N/A           10.0%

                                     CLASS B

                             Units1                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.53           115   $      292            1.30%         -60.0%
12/31/07         6.33            76          481            1.30%         -23.2%
12/31/06         8.24            69          569            1.30%          15.0%
12/31/05         7.17            56          401            1.30%           4.5%
12/31/04         6.86            42          285            1.30%           7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            3.3%
12/31/07            1.9%
12/31/06            1.6%
12/31/05            1.3%
12/31/04            0.7%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,024,063  $    1,483,101          82,121
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,024,063
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      535,172         112,493  $         4.76
Class B                                  488,891          84,620            5.78
                                  --------------  --------------
  Total                           $    1,024,063         197,113
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (6,847)
                                                                  --------------
  Net investment income (loss)                                            (6,847)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                27,225
  Realized gain distributions                                            269,082
  Net change in unrealized appreciation (depreciation)                  (763,973)
                                                                  --------------
  Net gain (loss)                                                       (467,666)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (474,513)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (6,847)      $      (7,817)
  Net realized gain (loss)                                         27,225              75,541
  Realized gain distributions                                     269,082                 -
  Net change in unrealized appreciation (depreciation)           (763,973)            101,591
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (474,513)            169,315
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        326,349             170,008
  Cost of units redeemed                                         (381,685)           (355,882)
  Account charges                                                 (14,539)            (17,041)
                                                            -------------       -------------
  Increase (decrease)                                             (69,875)           (202,915)
                                                            -------------       -------------
Net increase (decrease)                                          (544,388)            (33,600)
Net assets, beginning                                           1,568,451           1,602,051
                                                            -------------       -------------
Net assets, ending                                          $   1,024,063       $   1,568,451
                                                            =============       =============
Units sold                                                         46,819              25,808
Units redeemed                                                    (69,746)            (54,693)
                                                            -------------       -------------
Net increase (decrease)                                           (22,927)            (28,885)
Units outstanding, beginning                                      220,040             248,925
                                                            -------------       -------------
Units outstanding, ending                                         197,113             220,040
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,720,808
Cost of units redeemed                                                (1,668,784)
Account charges                                                          (90,545)
Net investment income (loss)                                             (29,749)
Net realized gain (loss)                                                 282,289
Realized gain distributions                                              269,082
Net change in unrealized appreciation (depreciation)                    (459,038)
                                                                 ---------------
                                                                 $     1,024,063
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.76           112     $    535             N/A           -28.6%
12/31/07         6.66           154        1,024             N/A            11.9%
12/31/06         5.96           168        1,001             N/A             5.3%
12/31/05         5.66           164          931             N/A             8.0%
12/31/04         5.24           177          927             N/A             9.4%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.78           85     $     489           1.30%           -29.5%
12/31/07         8.20           66           544           1.30%            10.4%
12/31/06         7.43           81           601           1.30%             3.9%
12/31/05         7.15           71           511           1.30%             6.7%
12/31/04         6.70           47           313           1.30%             6.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%
12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.0%
12/31/04            0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                    Utilities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,370,100  $    4,997,278         251,875
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,370,100
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      950,258         152,300  $         6.24
Class B                                2,419,842         301,318            8.03
                                  --------------  --------------
  Total                           $    3,370,100         453,618
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      119,521
  Mortality & expense charges                                            (43,671)
                                                                  --------------
  Net investment income (loss)                                            75,850
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               120,238
  Realized gain distributions                                            439,161
  Net change in unrealized appreciation (depreciation)                (2,466,529)
                                                                  --------------
  Net gain (loss)                                                     (1,907,130)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,831,280)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      75,850       $      54,587
  Net realized gain (loss)                                        120,238             637,331
  Realized gain distributions                                     439,161             274,977
  Net change in unrealized appreciation (depreciation)         (2,466,529)             (5,417)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,831,280)            961,478
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        995,352           2,411,838
  Cost of units redeemed                                       (1,590,618)         (2,360,090)
  Account charges                                                 (40,127)            (48,063)
                                                            -------------       -------------
  Increase (decrease)                                            (635,393)              3,685
                                                            -------------       -------------
Net increase (decrease)                                        (2,466,673)            965,163
Net assets, beginning                                           5,836,773           4,871,610
                                                            -------------       -------------
Net assets, ending                                          $   3,370,100       $   5,836,773
                                                            =============       =============
Units sold                                                        113,131             245,412
Units redeemed                                                   (186,537)           (246,728)
                                                            -------------       -------------
Net increase (decrease)                                           (73,406)             (1,316)
Units outstanding, beginning                                      527,024             528,340
                                                            -------------       -------------
Units outstanding, ending                                         453,618             527,024
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,755,080
Cost of units redeemed                                                (7,272,993)
Account charges                                                         (193,530)
Net investment income (loss)                                             376,408
Net realized gain (loss)                                               1,524,053
Realized gain distributions                                              808,260
Net change in unrealized appreciation (depreciation)                  (1,627,178)
                                                                 ---------------
                                                                 $     3,370,100
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     6.24           152     $    950             N/A          -32.4%
12/31/07         9.22           179        1,652             N/A           20.6%
12/31/06         7.65           189        1,448             N/A           25.5%
12/31/05         6.09           238        1,452             N/A           16.7%
12/31/04         5.22           193        1,008             N/A           28.3%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     8.03           301     $  2,420           1.30%          -33.2%
12/31/07        12.03           348        4,185           1.30%           19.1%
12/31/06        10.10           339        3,424           1.30%           23.8%
12/31/05         8.16           316        2,577           1.30%           15.4%
12/31/04         7.07           208        1,470           1.30%           21.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            2.6%
12/31/07            2.0%
12/31/06            3.4%
12/31/05            3.1%
12/31/04            2.4%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                             Real Estate Opportunity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   14,666,777  $   27,872,857       1,589,032
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   14,666,777
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    1,062,545         123,429  $         8.61
Class B                               13,604,232       1,821,289            7.47
                                  --------------  --------------
  Total                           $   14,666,777       1,944,718
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    1,300,361
  Mortality & expense charges                                           (138,913)
                                                                  --------------
  Net investment income (loss)                                         1,161,448
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (808,800)
  Realized gain distributions                                          2,009,715
  Net change in unrealized appreciation (depreciation)               (12,044,794)
                                                                  --------------
  Net gain (loss)                                                    (10,843,879)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (9,682,431)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $   1,161,448       $     315,338
  Net realized gain (loss)                                       (808,800)            861,941
  Realized gain distributions                                   2,009,715             893,228
   Net change in unrealized appreciation (depreciation)       (12,044,794)         (2,556,037)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (9,682,431)           (485,530)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     21,926,557           3,000,563
  Cost of units redeemed                                       (3,458,725)         (3,137,064)
  Account charges                                                (109,986)            (59,571)
                                                            -------------       -------------
  Increase (decrease)                                          18,357,846            (196,072)
                                                            -------------       -------------
Net increase (decrease)                                         8,675,415            (681,602)
Net assets, beginning                                           5,991,362           6,672,964
                                                            -------------       -------------
Net assets, ending                                          $  14,666,777       $   5,991,362
                                                            =============       =============
Units sold                                                      1,907,386             199,679
Units redeemed                                                   (382,723)           (214,161)
                                                            -------------       -------------
Net increase (decrease)                                         1,524,663             (14,482)
Units outstanding, beginning                                      420,055             434,537
                                                            -------------       -------------
Units outstanding, ending                                       1,944,718             420,055
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    32,572,400
Cost of units redeemed                                               (10,137,722)
Account charges                                                         (264,819)
Net investment income (loss)                                           1,575,654
Net realized gain (loss)                                                 908,764
Realized gain distributions                                            3,218,580
Net change in unrealized appreciation (depreciation)                 (13,206,080)
                                                                 ---------------
                                                                 $    14,666,777
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     8.61           123     $  1,063             N/A          -44.6%
12/31/07        15.55           132        2,056             N/A           -5.5%
12/31/06        16.46           167        2,754             N/A           42.5%
12/31/05        11.55           139        1,601             N/A           14.2%
12/31/04        10.11           128        1,293             N/A           38.9%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     7.47         1,821   $   13,604           1.30%          -45.4%
12/31/07        13.67           288        3,933           1.30%           -6.8%
12/31/06        14.66           267        3,919           1.30%           40.7%
12/31/05        10.42           127        1,322           1.30%           12.8%
12/31/04         9.24            44          409           1.30%           35.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            12.6%
12/31/07             5.9%
12/31/06             1.3%
12/31/05             1.1%
12/31/04             0.9%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   12,343,836  $   18,974,487       3,345,212
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   12,343,836
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      578,874         124,470  $         4.65
Class B                               11,764,962       2,688,173            4.38
                                  --------------  --------------
  Total                           $   12,343,836       2,812,643
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    1,556,393
  Mortality & expense charges                                           (177,548)
                                                                  --------------
  Net investment income (loss)                                         1,378,845
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (200,127)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (5,551,691)
                                                                  --------------
  Net gain (loss)                                                     (5,751,818)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,372,973)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $   1,378,845       $     874,163
  Net realized gain (loss)                                       (200,127)              2,037
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)         (5,551,691)           (976,431)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (4,372,973)           (100,231)
                                                            -------------       -------------
Contract owner transactions:
    Proceeds from units sold                                    6,231,141           6,050,158
    Cost of units redeemed                                     (3,500,540)         (1,568,723)
    Account charges                                              (135,046)           (111,480)
                                                            -------------       -------------
    Increase (decrease)                                         2,595,555           4,369,955
                                                            -------------       -------------
Net increase (decrease)                                        (1,777,418)          4,269,724
Net assets, beginning                                          14,121,254           9,851,530
                                                            -------------       -------------
Net assets, ending                                          $  12,343,836       $  14,121,254
                                                            =============       =============
Units sold                                                      1,180,323           1,023,303
Units redeemed                                                   (727,482)           (308,181)
                                                            -------------       -------------
Net increase (decrease)                                           452,841             715,122
Units outstanding, beginning                                    2,359,802           1,644,680
                                                            -------------       -------------
Units outstanding, ending                                       2,812,643           2,359,802
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    26,063,588
Cost of units redeemed                                                (9,948,067)
Account charges                                                         (320,479)
Net investment income (loss)                                           3,313,769
Net realized gain (loss)                                                (134,324)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (6,630,651)
                                                                 ---------------
                                                                 $    12,343,836
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.65           124     $    579             N/A          -25.7%
12/31/07         6.26           138          865             N/A            1.2%
12/31/06         6.18           143          883             N/A           10.8%
12/31/05         5.58           103          575             N/A            2.8%
12/31/04         5.43           108          584             N/A            8.6%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.38         2,688   $   11,765           1.30%          -26.7%
12/31/07         5.97         2,219       13,241           1.30%           -0.1%
12/31/06         5.97         1,502        8,968           1.30%            9.4%
12/31/05         5.46           118          645           1.30%            1.3%
12/31/04         5.39            79          426           1.30%            7.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          11.8%
12/31/07           8.5%
12/31/06          14.5%
12/31/05           9.2%
12/31/04          16.1%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                          AMT Small Cap Growth Class S

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      385,058    $      639,589            46,114
Receivables: investments sold                   -      ==============    ==============
Payables: investments purchased                 -
                                     --------------
Net assets                           $      385,058
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $       85,405            18,379    $         4.65
Class B                                     299,653            69,416              4.32
                                     --------------    --------------
   Total                             $      385,058            87,795
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (6,715)
                                                                  --------------
   Net investment income (loss)                                           (6,715)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (15,270)
   Realized gain distributions                                            19,925
   Net change in unrealized appreciation (depreciation)                 (290,047)
                                                                  --------------
   Net gain (loss)                                                      (285,392)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (292,107)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $     (6,715)      $    (11,479)
   Net realized gain (loss)                                        (15,270)            66,134
   Realized gain distributions                                      19,925              7,199
   Net change in unrealized appreciation (depreciation)           (290,047)           (48,492)
                                                              ------------       ------------
Increase (decrease) in net assets from operations                 (292,107)            13,362
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                         59,745            106,278
   Cost of units redeemed                                         (304,035)          (427,382)
   Account charges                                                  (4,084)            (6,721)
                                                              ------------       ------------
   Increase (decrease)                                            (248,374)          (327,825)
                                                              ------------       ------------
Net increase (decrease)                                           (540,481)          (314,463)
Net assets, beginning                                              925,539          1,240,002
                                                              ------------       ------------
Net assets, ending                                            $    385,058       $    925,539
                                                              ============       ============
Units sold                                                           9,728             14,692
Units redeemed                                                     (48,340)           (56,904)
                                                              ------------       ------------
Net increase (decrease)                                            (38,612)           (42,212)
Units outstanding, beginning                                       126,407            168,619
                                                              ------------       ------------
Units outstanding, ending                                           87,795            126,407
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,470,676
Cost of units redeemed                                                (3,967,194)
Account charges                                                          (42,661)
Net investment income (loss)                                             (63,288)
Net realized gain (loss)                                                 174,113
Realized gain distributions                                               67,943
Net change in unrealized appreciation (depreciation)                    (254,531)
                                                                    ------------
                                                                    $    385,058
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08        $      4.65               18      $       85               N/A            -39.5%
12/31/07               7.68               27             207               N/A              0.5%
12/31/06               7.64               34             257               N/A              5.2%
12/31/05               7.26               31             222               N/A              3.0%
12/31/04               7.05               37             262               N/A             11.9%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     4.32               69      $      300             1.30%            -40.3%
12/31/07               7.23               99             719             1.30%             -0.8%
12/31/06               7.28              135             983             1.30%              3.9%
12/31/05               7.01              119             835             1.30%              1.6%
12/31/04               6.90              289           1,992             1.30%             10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.4%
12/31/04          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                                   AMT Regency

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $    1,082,221    $    2,071,418           125,856
Receivables: investments sold                   151    ==============    ==============
Payables: investments purchased                 -
                                     --------------
Net assets                           $    1,082,372
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      289,910            51,848    $         5.59
Class B                                     792,462           151,959              5.21
                                     --------------    --------------
   Total                             $    1,082,372           203,807
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       21,026
   Mortality & expense charges                                           (18,232)
                                                                  --------------
   Net investment income (loss)                                            2,794
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (126,322)
   Realized gain distributions                                             3,884
   Net change in unrealized appreciation (depreciation)                 (905,626)
                                                                  --------------
   Net gain (loss)                                                    (1,028,064)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,025,270)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $      2,794       $    (66,991)
   Net realized gain (loss)                                       (126,322)         1,530,317
   Realized gain distributions                                       3,884             76,904
   Net change in unrealized appreciation (depreciation)           (905,626)          (530,686)
                                                              ------------       ------------
Increase (decrease) in net assets from operations               (1,025,270)         1,009,544
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                        152,302          2,558,872
   Cost of units redeemed                                         (698,443)       (12,137,493)
   Account charges                                                 (12,188)           (64,947)
                                                              ------------       ------------
   Increase (decrease)                                            (558,329)        (9,643,568)
                                                              ------------       ------------
Net increase (decrease)                                         (1,583,599)        (8,634,024)
Net assets, beginning                                            2,665,971         11,299,995
                                                              ------------       ------------
Net assets, ending                                            $  1,082,372       $  2,665,971
                                                              ============       ============
Units sold                                                          20,185            265,142
Units redeemed                                                     (85,745)        (1,168,966)
                                                              ------------       ------------
Net increase (decrease)                                            (65,560)          (903,824)
Units outstanding, beginning                                       269,367          1,173,191
                                                              ------------       ------------
Units outstanding, ending                                          203,807            269,367
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 21,893,588
Cost of units redeemed                                               (22,608,576)
Account charges                                                         (274,229)
Net investment income (loss)                                            (242,025)
Net realized gain (loss)                                               2,023,086
Realized gain distributions                                            1,279,574
Net change in unrealized appreciation (depreciation)                    (989,046)
                                                                    ------------
                                                                    $  1,082,372
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     5.59               52      $      290               N/A            -45.8%
12/31/07              10.32               69             713               N/A              3.3%
12/31/06               9.99              187           1,868               N/A             11.1%
12/31/05               8.99              209           1,878               N/A             12.1%
12/31/04               8.02               50             403               N/A             22.3%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     5.21              152      $      792             1.30%            -46.5%
12/31/07               9.75              200           1,953             1.30%              2.0%
12/31/06               9.56              986           9,432             1.30%              9.7%
12/31/05               8.72            1,203          10,491             1.30%             10.7%
12/31/04               7.88              350           2,761             1.30%             24.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          1.1%
12/31/07          0.2%
12/31/06          0.3%
12/31/05          0.1%
12/31/04          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                               AMT Short Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $    1,313,176    $    1,535,000           122,597
Receivables: investments sold                   -
Payables: investments purchased                (151)   ==============    ==============
                                     --------------
Net assets                           $    1,313,025
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      161,352            33,067    $         4.88
Class B                                   1,151,673           254,065              4.53
                                     --------------    --------------
   Total                             $    1,313,025           287,132
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       70,724
   Mortality & expense charges                                          (308,587)
                                                                  --------------
   Net investment income (loss)                                         (237,863)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (1,058,905)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (875,878)
                                                                  --------------
   Net gain (loss)                                                    (1,934,783)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,172,646)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $   (237,863)      $    638,035
   Net realized gain (loss)                                     (1,058,905)           163,492
   Realized gain distributions                                         -                  -
   Net change in unrealized appreciation (depreciation)           (875,878)           839,224
                                                              ------------       ------------
Increase (decrease) in net assets from operations               (2,172,646)         1,640,751
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                     10,021,602         22,625,622
   Cost of units redeemed                                      (55,443,522)       (24,566,529)
   Account charges                                                (220,187)          (451,106)
                                                              ------------       ------------
   Increase (decrease)                                         (45,642,107)        (2,392,013)
                                                              ------------       ------------
Net increase (decrease)                                        (47,814,753)          (751,262)
Net assets, beginning                                           49,127,778         49,879,040
                                                              ------------       ------------
Net assets, ending                                            $  1,313,025       $ 49,127,778
                                                              ============       ============
Units sold                                                       2,302,971          4,505,059
Units redeemed                                                 (11,260,232)        (4,967,475)
                                                              ------------       ------------
Net increase (decrease)                                         (8,957,261)          (462,416)
Units outstanding, beginning                                     9,244,393          9,706,809
                                                              ------------       ------------
Units outstanding, ending                                          287,132          9,244,393
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 94,467,461
Cost of units redeemed                                               (92,630,595)
Account charges                                                       (1,242,193)
Net investment income (loss)                                           2,048,082
Net realized gain (loss)                                              (1,107,755)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (221,975)
                                                                    ------------
                                                                    $  1,313,025
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     4.88               33      $      161               N/A            -13.4%
12/31/07               5.64              269           1,519               N/A              4.8%
12/31/06               5.38              344           1,853               N/A              4.3%
12/31/05               5.16              265           1,367               N/A              1.4%
12/31/04               5.09              137             697               N/A              0.8%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     4.53              254      $    1,152             1.30%            -14.5%
12/31/07               5.30            8,975          47,609             1.30%              3.4%
12/31/06               5.13            9,362          48,026             1.30%              2.8%
12/31/05               4.99            6,122          30,550             1.30%              0.2%
12/31/04               4.98            1,472           7,331             1.30%             -0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          0.3%
12/31/07          2.6%
12/31/06          3.5%
12/31/05          3.2%
12/31/04          7.1%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfus
                                VIF Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      199,377  $      274,028           6,946
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      199,377
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $       49,789          10,538  $         4.72
Class B                                  149,588          33,608            4.45
                                  --------------  --------------
 Total                            $      199,377          44,146
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        5,172
  Mortality & expense charges                                             (2,979)
                                                                  --------------
  Net investment income (loss)                                             2,193
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (12,328)
  Realized gain distributions                                             22,440
  Net change in unrealized appreciation (depreciation)                  (122,993)
                                                                  --------------
  Net gain (loss)                                                       (112,881)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (110,688)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       2,193       $         985
  Net realized gain (loss)                                        (12,328)              6,047
  Realized gain distributions                                      22,440                 -
  Net change in unrealized appreciation (depreciation)           (122,993)             10,877
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (110,688)             17,909
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         28,796              57,876
  Cost of units redeemed                                         (107,652)            (40,355)
  Account charges                                                  (1,844)             (2,127)
                                                            -------------       -------------
  Increase (decrease)                                             (80,700)             15,394
                                                            -------------       -------------
Net increase (decrease)                                          (191,388)             33,303
Net assets, beginning                                             390,765             357,462
                                                            -------------       -------------
Net assets, ending                                          $     199,377       $     390,765
                                                            =============       =============
Units sold                                                          4,683               8,724
Units redeemed                                                    (20,721)             (6,907)
                                                            -------------       -------------
Net increase (decrease)                                           (16,038)              1,817
Units outstanding, beginning                                       60,184              58,367
                                                            -------------       -------------
Units outstanding, ending                                          44,146              60,184
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $     514,956
Cost of units redeemed                                                               (257,591)
Account charges                                                                        (5,919)
Net investment income (loss)                                                            2,676
Net realized gain (loss)                                                               (2,534)
Realized gain distributions                                                            22,440
Net change in unrealized appreciation (depreciation)                                  (74,651)
                                                                                -------------
                                                                                $     199,377
                                                                                =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.72         11      $       50             N/A          -29.7%
12/31/07         6.72         15             101             N/A            6.9%
12/31/06         6.29         11              71             N/A           16.1%
12/31/05         5.42          3              18             N/A            4.2%
12/31/04         5.20          0               1             N/A            4.0%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.45         34      $      150           1.30%          -30.6%
12/31/07         6.42         45             290           1.30%            5.5%
12/31/06         6.08         47             286           1.30%           14.8%
12/31/05         5.30         20             106           1.30%            2.7%
12/31/04         5.16         13              68           1.30%            3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         1.8%
12/31/07         1.2%
12/31/06         0.6%
12/31/05         0.0%
12/31/04         1.4%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfus
                                Technology Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      197,688  $      259,252          31,680
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      197,688
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $       75,275          20,194  $         3.73
Class B                                  122,413          34,908            3.51
                                  --------------  --------------
 Total                            $      197,688          55,102
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                  $          -
  Mortality & expense charges                                              (1,933)
                                                                   --------------
  Net investment income (loss)                                             (1,933)
                                                                   --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (29,945)
  Realized gain distributions                                                 -
  Net change in unrealized appreciation (depreciation)                    (83,322)
                                                                   --------------
  Net gain (loss)                                                        (113,267)
                                                                   --------------
Increase (decrease) in net assets from operations                  $     (115,200)
                                                                   ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,933)      $      (1,521)
  Net realized gain (loss)                                        (29,945)              7,629
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (83,322)             14,421
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (115,200)             20,529
                                                            -------------       -------------
Contract owner transactions:
    Proceeds from units sold                                      157,865             171,917
    Cost of units redeemed                                        (97,532)            (45,111)
    Account charges                                                (1,453)             (1,235)
                                                            -------------       -------------
    Increase (decrease)                                            58,880             125,571
                                                            -------------       -------------
Net increase (decrease)                                           (56,320)            146,100
Net assets, beginning                                             254,008             107,908
                                                            -------------       -------------
Net assets, ending                                          $     197,688       $     254,008
                                                            =============       =============
Units sold                                                         42,424              31,105
Units redeemed                                                    (28,781)             (9,610)
                                                            -------------       -------------
Net increase (decrease)                                            13,643              21,495
Units outstanding, beginning                                       41,459              19,964
                                                            -------------       -------------
Units outstanding, ending                                          55,102              41,459
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $     468,284
Cost of units redeemed                                                               (180,850)
Account charges                                                                        (3,699)
Net investment income (loss)                                                           (4,650)
Net realized gain (loss)                                                              (19,833)
Realized gain distributions                                                               -
Net change in unrealized appreciation (depreciation)                                  (61,564)
                                                                                -------------
                                                                                $     197,688
                                                                                =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.73         20      $      75              N/A          -41.2%
12/31/07         6.34         11             71              N/A           14.4%
12/31/06         5.54          5             30              N/A            4.0%
12/31/05         5.33          2             11              N/A            3.5%
12/31/04         5.15          0              2              N/A            3.0%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.51         35      $      122           1.30%          -42.0%
12/31/07         6.05         30             183           1.30%           13.0%
12/31/06         5.35         14              78           1.30%            2.7%
12/31/05         5.21          9              49           1.30%            2.2%
12/31/04         5.10          2               8           1.30%            2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%
12/31/07         0.0%
12/31/06         0.0%
12/31/05         0.0%
12/31/04         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                                VF Mid Cap Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $   16,341,815    $   29,439,234         1,772,431
Receivables: investments sold                   -      ==============    ==============
Payables: investments purchased                 -
                                     --------------
Net assets                           $   16,341,815
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      610,924           146,628    $         4.17
Class B                                  15,730,891         3,960,432              3.97
                                     --------------    --------------
   Total                             $   16,341,815         4,107,060
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                               $       270,512
   Mortality & expense charges                                          (242,866)
                                                                 ---------------
   Net investment income (loss)                                           27,646
                                                                 ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (504,139)
   Realized gain distributions                                         2,380,508
   Net change in unrealized appreciation (depreciation)              (13,083,050)
                                                                 ---------------
   Net gain (loss)                                                   (11,206,681)
                                                                 ---------------
Increase (decrease) in net assets from operations                $   (11,179,035)
                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $     27,646       $    (35,632)
   Net realized gain (loss)                                       (504,139)            15,449
   Realized gain distributions                                   2,380,508          1,283,969
   Net change in unrealized appreciation (depreciation)        (13,083,050)        (1,038,830)
                                                              ------------       ------------
Increase (decrease) in net assets from operations              (11,179,035)           224,956
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                     13,102,046         10,205,726
   Cost of units redeemed                                       (4,487,861)        (1,827,959)
   Account charges                                                (175,025)          (131,900)
                                                              ------------       ------------
   Increase (decrease)                                           8,439,160          8,245,867
                                                              ------------       ------------
Net increase (decrease)                                         (2,739,875)         8,470,823
Net assets, beginning                                           19,081,690         10,610,867
                                                              ------------       ------------
Net assets, ending                                            $ 16,341,815       $ 19,081,690
                                                              ============       ============
Units sold                                                       2,309,607          1,465,367
Units redeemed                                                    (956,666)          (316,172)
                                                              ------------       ------------
Net increase (decrease)                                          1,352,941          1,149,195
Units outstanding, beginning                                     2,754,119          1,604,924
                                                              ------------       ------------
Units outstanding, ending                                        4,107,060          2,754,119
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 33,557,760
Cost of units redeemed                                                (6,931,712)
Account charges                                                         (352,184)
Net investment income (loss)                                             (60,199)
Net realized gain (loss)                                                (475,902)
Realized gain distributions                                            3,701,470
Net change in unrealized appreciation (depreciation)                 (13,097,418)
                                                                    ------------
                                                                    $ 16,341,815
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     4.17              147      $      611               N/A            -41.8%
12/31/07               7.16              138             987               N/A              6.1%
12/31/06               6.75              107             722               N/A             13.8%
12/31/05               5.93               27             161               N/A             18.6%
04/20/05               5.00              -               -                 N/A              0.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     3.97            3,960      $   15,731             1.30%            -42.6%
12/31/07               6.92            2,616          18,095             1.30%              4.8%
12/31/06               6.60            1,498           9,889             1.30%             12.3%
12/31/05               5.88               54             315             1.30%             17.6%
04/20/05               5.00              -              -                0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08          1.5%
12/31/07          1.0%
12/31/06          0.2%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                             VF Small Company Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      503,407    $      702,108            51,473
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $      503,407
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      126,474            30,709    $         4.12
Class B                                    376,933            96,004              3.93
                                    --------------    --------------
   Total                            $      503,407           126,712
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                               $        76,918
   Mortality & expense charges                                           (75,520)
                                                                 ---------------
   Net investment income (loss)                                            1,398
                                                                 ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (3,282,489)
   Realized gain distributions                                         1,199,931
   Net change in unrealized appreciation (depreciation)                  386,659
                                                                 ---------------
   Net gain (loss)                                                    (1,695,899)
                                                                 ---------------
Increase (decrease) in net assets from operations                $    (1,694,501)
                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $      1,398       $    (81,522)
   Net realized gain (loss)                                     (3,282,489)           (15,986)
   Realized gain distributions                                   1,199,931             61,661
   Net change in unrealized appreciation (depreciation)            386,659           (599,087)
                                                              ------------       ------------
Increase (decrease) in net assets from operations               (1,694,501)          (634,934)
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                      2,670,562         14,286,902
   Cost of units redeemed                                      (13,798,201)          (852,241)
   Account charges                                                 (53,832)           (59,870)
                                                              ------------       ------------
   Increase (decrease)                                         (11,181,471)        13,374,791
                                                              ------------       ------------
Net increase (decrease)                                        (12,875,972)        12,739,857
Net assets, beginning                                           13,379,379            639,522
                                                              ------------       ------------
Net assets, ending                                            $    503,407       $ 13,379,379
                                                              ============       ============
Units sold                                                         569,321          2,085,852
Units redeemed                                                  (2,475,366)          (152,153)
                                                              ------------       ------------
Net increase (decrease)                                         (1,906,045)         1,933,699
Units outstanding, beginning                                     2,032,757             99,058
                                                              ------------       ------------
Units outstanding, ending                                          126,712          2,032,757
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 17,799,894
Cost of units redeemed                                               (14,872,147)
Account charges                                                         (117,223)
Net investment income (loss)                                             (82,820)
Net realized gain (loss)                                              (3,307,721)
Realized gain distributions                                            1,282,125
Net change in unrealized appreciation (depreciation)                    (198,701)
                                                                    ------------
                                                                    $    503,407
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     4.12              31        $    126               N/A           -39.5%
12/31/07              6.80              89             608               N/A             3.8%
12/31/06              6.56              28             183               N/A            10.2%
12/31/05              5.95               7             40                N/A            19.0%
04/20/05              5.00              -              -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     3.93              96      $      377             1.30%           -40.3%
12/31/07              6.57           1,943          12,771             1.30%             2.4%
12/31/06              6.42              71             457             1.30%             8.8%
12/31/05              5.90              11              63             1.30%            18.0%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              1.1%
12/31/07              0.0%
12/31/06              0.2%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                           VF Total Bond Market Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    3,856,850    $    3,742,416           331,914
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    3,856,850
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $    1,081,559           181,417    $         5.96
Class B                                  2,775,291           488,288              5.68
                                    --------------    --------------
   Total                            $    3,856,850           669,705
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                  $    108,848
   Mortality & expense charges                                           (28,785)
                                                                    ------------
   Net investment income (loss)                                           80,063
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               17,955
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   49,084
                                                                    ------------
   Net gain (loss)                                                        67,039
                                                                    ------------
Increase (decrease) in net assets from operations                   $    147,102
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                               $     80,063       $     26,643
   Net realized gain (loss)                                         17,955              1,607
   Realized gain distributions                                      -                     -
   Net change in unrealized appreciation (depreciation)             49,084             56,323
                                                              ------------       ------------
Increase (decrease) in net assets from operations                  147,102             84,573
                                                              ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                      2,905,516          1,348,185
   Cost of units redeemed                                       (1,006,828)          (266,576)
   Account charges                                                 (26,966)           (11,647)
                                                              ------------       ------------
   Increase (decrease)                                           1,871,722          1,069,962
                                                              ------------       ------------
Net increase (decrease)                                          2,018,824          1,154,535
Net assets, beginning                                            1,838,026            683,491
                                                              ------------       ------------
Net assets, ending                                            $  3,856,850       $  1,838,026
                                                              ============       ============
Units sold                                                         556,163            256,596
Units redeemed                                                    (219,663)           (54,110)
                                                              ------------       ------------
Net increase (decrease)                                            336,500            202,486
Units outstanding, beginning                                       333,205            130,719
                                                              ------------       ------------
Units outstanding, ending                                          669,705            333,205
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,014,147
Cost of units redeemed                                                (1,362,588)
Account charges                                                          (43,383)
Net investment income (loss)                                             116,453
Net realized gain (loss)                                                  17,787
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     114,434
                                                                    ------------
                                                                    $  3,856,850
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     5.96             181         $ 1,082               N/A             5.2%
12/31/07              5.67              76             431               N/A             7.0%
12/31/06              5.30              54             284               N/A             4.2%
12/31/05              5.08              10              49               N/A             1.6%
04/20/05              5.00             -                -                N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     5.68             488      $    2,775             1.30%             3.9%
12/31/07              5.47             257           1,407             1.30%             5.6%
12/31/06              5.18              77             399             1.30%             3.0%
12/31/05              5.03              11              56             1.30%             0.6%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              3.8%
12/31/07              3.0%
12/31/06              3.2%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                                Diversified Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments          Cost of      Mutual Fund
                                          at Value      Investments           Shares
                                    --------------   --------------   --------------
Investments                         $       12,975   $       16,792            1,355
Receivables: investments sold                  -     ==============   ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $       12,975
                                    ==============

                                                              Units     Accumulation
                                        Net Assets      Outstanding       Unit Value
                                    --------------   --------------   --------------
Class A                             $       10,659            3,094   $         3.44
Class B                                      2,316              678             3.41
                                    --------------   --------------
   Total                            $       12,975            3,772
                                    ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                                (2)
                                                                    ------------
   Net investment income (loss)                                               (2)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (187)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (3,817)
                                                                    ------------
   Net gain (loss)                                                        (4,004)
                                                                    ------------
Increase (decrease) in net assets from operations                   $     (4,006)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the Period
                                                                               from 5/01/08
                                                                                to 12/31/08
                                                                               --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                $           (2)
   Net realized gain (loss)                                                              (187)
   Realized gain distributions                                                            -
   Net change in unrealized appreciation (depreciation)                                (3,817)
                                                                               --------------
Increase (decrease) in net assets from operations                                      (4,006)
                                                                               --------------
Contract owner transactions:
   Proceeds from units sold                                                            17,672
   Cost of units redeemed                                                                (617)
   Account charges                                                                        (74)
                                                                               --------------
   Increase (decrease)                                                                 16,981
                                                                               --------------
Net increase (decrease)                                                                12,975
Net assets, beginning                                                                     -
                                                                               --------------
Net assets, ending                                                             $       12,975
                                                                               ==============
Units sold                                                                              3,961
Units redeemed                                                                           (189)
                                                                               --------------
Net increase (decrease)                                                                 3,772
Units outstanding, beginning                                                              -
                                                                               --------------
Units outstanding, ending                                                               3,772
                                                                               ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      17,672
Cost of units redeemed                                                      (617)
Account charges                                                              (74)
Net investment income (loss)                                                  (2)
Net realized gain (loss)                                                    (187)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (3,817)
                                                                   -------------
                                                                   $      12,975
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     3.44              3       $      11               N/A           -31.1%
05/01/08              5.00              -              -                N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/08        $     3.41               1     $         2             1.30%           -31.7%
05/01/08              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                          Conservative Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   29,049,727  $   41,713,270       3,560,015
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   29,049,727
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      566,933         122,346  $         4.63
Class B                               28,482,794       6,447,495            4.42
                                  --------------  --------------
   Total                          $   29,049,727       6,569,841
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      813,903
   Mortality & expense charges                                          (411,024)
                                                                  --------------
   Net investment income (loss)                                          402,879
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (80,191)
   Realized gain distributions                                         2,543,992
   Net change in unrealized appreciation (depreciation)              (14,069,254)
                                                                  --------------
   Net gain (loss)                                                   (11,605,453)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (11,202,574)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     402,879       $    (335,407)
   Net realized gain (loss)                                       (80,191)            482,751
   Realized gain distributions                                  2,543,992             567,105
   Net change in unrealized appreciation
  (depreciation)                                              (14,069,254)          1,014,909
                                                            -------------       -------------
Increase (decrease) in net assets from operations             (11,202,574)          1,729,358
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    12,917,286          14,853,123
   Cost of units redeemed                                      (4,017,761)         (4,859,347)
   Account charges                                               (284,637)           (197,877)
                                                            -------------       -------------
   Increase (decrease)                                          8,614,888           9,795,899
                                                            -------------       -------------
Net increase (decrease)                                        (2,587,686)         11,525,257
Net assets, beginning                                          31,637,413          20,112,156
                                                            -------------       -------------
Net assets, ending                                          $  29,049,727       $  31,637,413
                                                            =============       =============
Units sold                                                      2,559,333           2,460,602
Units redeemed                                                 (1,037,157)           (859,067)
                                                            -------------       -------------
Net increase (decrease)                                         1,522,176           1,601,535
Units outstanding, beginning                                    5,047,665           3,446,130
                                                            -------------       -------------
Units outstanding, ending                                       6,569,841           5,047,665
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   48,679,508
Cost of units redeemed                                               (10,806,805)
Account charges                                                         (606,924)
Net investment income (loss)                                             414,361
Net realized gain (loss)                                                 470,329
Realized gain distributions                                            3,562,797
Net change in unrealized appreciation (depreciation)                 (12,663,539)
                                                                  --------------
                                                                  $   29,049,727
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.63           122   $      567             N/A          -28.5%
12/31/07         6.48           126          818             N/A            8.7%
12/31/06         5.96            46          275             N/A            9.2%
12/31/05         5.46            30          163             N/A            9.2%
04/20/05         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.42         6,447   $   28,483           1.30%          -29.5%
12/31/07         6.26         4,921       30,819           1.30%            7.3%
12/31/06         5.83         3,400       19,837           1.30%            7.6%
12/31/05         5.42         1,251        6,780           1.30%            8.4%
04/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         2.7%
12/31/07         0.0%
12/31/06         4.0%
12/31/05         0.2%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                            Strategic Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   11,263,851  $   19,331,429       1,757,123
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased             (691)
                                  --------------
Net assets                        $   11,263,160
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      477,577         115,199  $         4.15
Class B                               10,785,583       2,729,028            3.95
                                  --------------  --------------
   Total                          $   11,263,160       2,844,227
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      212,875
   Mortality & expense charges                                          (163,477)
                                                                  --------------
   Net investment income (loss)                                           49,398
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (189,692)
   Realized gain distributions                                         1,637,220
   Net change in unrealized appreciation (depreciation)               (8,167,676)
                                                                  --------------
   Net gain (loss)                                                    (6,720,148)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (6,670,750)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      49,398       $     (93,556)
   Net realized gain (loss)                                      (189,692)            276,835
   Realized gain distributions                                  1,637,220             406,822
   Net change in unrealized appreciation
  (depreciation)                                               (8,167,676)              1,282
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (6,670,750)            591,383
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                     7,828,830           7,550,473
   Cost of units redeemed                                      (1,813,375)         (2,596,587)
   Account charges                                               (107,258)            (56,209)
                                                            -------------       -------------
   Increase (decrease)                                          5,908,197           4,897,677
                                                            -------------       -------------
Net increase (decrease)                                          (762,553)          5,489,060
Net assets, beginning                                          12,025,713           6,536,653
                                                            -------------       -------------
Net assets, ending                                          $  11,263,160       $  12,025,713
                                                            =============       =============
Units sold                                                      1,464,174           1,181,085
Units redeemed                                                   (432,045)           (436,903)
                                                            -------------       -------------
Net increase (decrease)                                         1,032,129             744,182
Units outstanding, beginning                                    1,812,098           1,067,916
                                                            -------------       -------------
Units outstanding, ending                                       2,844,227           1,812,098
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   21,889,835
Cost of units redeemed                                                (4,819,239)
Account charges                                                         (203,239)
Net investment income (loss)                                              36,524
Net realized gain (loss)                                                 103,184
Realized gain distributions                                            2,324,361
Net change in unrealized appreciation (depreciation)                  (8,068,266)
                                                                  --------------
                                                                  $   11,263,160
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     4.15          115    $      478             N/A          -39.6%
12/31/07         6.86           96           658             N/A           10.1%
12/31/06         6.23          219         1,366             N/A            9.8%
12/31/05         5.67          213         1,207             N/A           13.4%
04/20/05         5.00          -             -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.95         2,729   $   10,786           1.30%          -40.3%
12/31/07         6.62         1,716       11,367           1.30%            8.7%
12/31/06         6.09           849        5,171           1.30%            8.4%
12/31/05         5.62           151          850           1.30%           12.4%
04/20/05         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         1.8%
12/31/07         0.0%
12/31/06         2.8%
12/31/05         0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       36,612  $       38,212           3,411
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       36,612
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $        3,361           1,007  $         3.34
Class B                                   33,251          10,045            3.31
                                  --------------  --------------
   Total                          $       36,612          11,052
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               (62)
                                                                  --------------
   Net investment income (loss)                                              (62)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (333)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (1,600)
                                                                  --------------
   Net gain (loss)                                                        (1,933)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,995)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $          (62)
   Net realized gain (loss)                                                        (333)
   Realized gain distributions                                                      -
   Net change in unrealized appreciation
   (depreciation)                                                                (1,600)
                                                                         --------------
Increase (decrease) in net assets from operations                                (1,995)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                      39,640
   Cost of units redeemed                                                          (985)
   Account charges                                                                  (48)
                                                                         --------------
   Increase (decrease)                                                           38,607
                                                                         --------------
Net increase (decrease)                                                          36,612
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $       36,612
                                                                         ==============
Units sold                                                                       11,385
Units redeemed                                                                     (333)
                                                                         --------------
Net increase (decrease)                                                          11,052
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                        11,052
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $       39,640
Cost of units redeemed                                                      (985)
Account charges                                                              (48)
Net investment income (loss)                                                 (62)
Net realized gain (loss)                                                    (333)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (1,600)
                                                                  --------------
                                                                   $      36,612
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.34             1   $        3             N/A          -33.2%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.31           10    $       33           1.30%          -33.8%
05/01/08         5.00          -             -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
                                   Global Inc

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      470,757  $      441,458          27,023
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      470,757
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      203,108          40,153  $         5.06
Class B                                  267,649          53,375            5.01
                                  --------------  --------------
   Total                          $      470,757          93,528
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                              (586)
                                                                  --------------
   Net investment income (loss)                                             (586)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  149
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   29,299
                                                                  --------------
   Net gain (loss)                                                        29,448
                                                                  --------------
Increase (decrease) in net assets from operations                 $       28,862
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $         (586)
   Net realized gain (loss)                                                         149
   Realized gain distributions                                                      -
   Net change in unrealized appreciation
   (depreciation)                                                                29,299
                                                                         --------------
Increase (decrease) in net assets from operations                                28,862
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                     453,051
   Cost of units redeemed                                                       (10,401)
   Account charges                                                                 (755)
                                                                         --------------
   Increase (decrease)                                                          441,895
                                                                         --------------
Net increase (decrease)                                                         470,757
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $      470,757
                                                                         ==============
Units sold                                                                       96,836
Units redeemed                                                                   (3,308)
                                                                         --------------
Net increase (decrease)                                                          93,528
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                        93,528
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      453,051
Cost of units redeemed                                                   (10,401)
Account charges                                                             (755)
Net investment income (loss)                                                (586)
Net realized gain (loss)                                                     149
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      29,299
                                                                  --------------
                                                                  $      470,757
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.06            40   $      203             N/A            1.2%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.01            53    $     268           1.30%            0.3%
05/01/08         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
                             VIP Founding Allocation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       15,344  $       17,916           2,729
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       15,344
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $        9,882           2,938  $         3.36
Class B                                    5,462           1,638            3.33
                                  --------------  --------------
   Total                          $       15,344           4,576
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          502
   Mortality & expense charges                                              (284)
                                                                  --------------
   Net investment income (loss)                                              218
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (19,453)
   Realized gain distributions                                               463
   Net change in unrealized appreciation (depreciation)                   (2,572)
                                                                  --------------
   Net gain (loss)                                                       (21,562)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (21,344)

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $          218
   Net realized gain (loss)                                                     (19,453)
   Realized gain distributions                                                      463
   Net change in unrealized appreciation
   (depreciation)                                                                (2,572)
                                                                         --------------
Increase (decrease) in net assets from operations                               (21,344)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                      73,697
   Cost of units redeemed                                                       (36,787)
   Account charges                                                                 (222)
                                                                         --------------
   Increase (decrease)                                                           36,688
                                                                         --------------
Net increase (decrease)                                                          15,344
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $       15,344
                                                                         ==============
Units sold                                                                       16,268
Units redeemed                                                                  (11,692)
                                                                         --------------
Net increase (decrease)                                                           4,576
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                         4,576
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $       73,697
Cost of units redeemed                                                   (36,787)
Account charges                                                             (222)
Net investment income (loss)                                                 218
Net realized gain (loss)                                                 (19,453)
Realized gain distributions                                                  463
Net change in unrealized appreciation (depreciation)                      (2,572)
                                                                  --------------
                                                                  $       15,344
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.36             3   $       10             N/A          -32.7%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.33             2   $        5           1.30%          -33.3%
05/01/08         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         6.5%

               AUL American Individual Variable Annuity Unit Trust
                                AllianceBernstein
                       VPS International Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        6,630  $        9,234             529
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        6,630
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $        3,685           1,388  $         2.65
Class B                                    2,945           1,119            2.63
                                  --------------  --------------
   Total                          $        6,630           2,507
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                (7)
                                                                  --------------
   Net investment income (loss)                                               (7)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (15)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (2,604)
                                                                  --------------
   Net gain (loss)                                                        (2,619)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,626)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                         $           (7)
    Net realized gain (loss)                                                        (15)
    Realized gain distributions                                                     -
   Net change in unrealized appreciation
  (depreciation)                                                                 (2,604)
                                                                         --------------
Increase (decrease) in net assets from operations                                (2,626)
                                                                         --------------
Contract owner transactions:
    Proceeds from units sold                                                      9,288
    Cost of units redeemed                                                          -
    Account charges                                                                 (32)
                                                                         --------------
    Increase (decrease)                                                           9,256
                                                                         --------------
Net increase (decrease)                                                           6,630
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $        6,630
                                                                         ==============
Units sold                                                                        2,517
Units redeemed                                                                      (10)
Net increase (decrease)                                                           2,507
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                         2,507
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $        9,288
Cost of units redeemed                                                       -
Account charges                                                              (32)
Net investment income (loss)                                                  (7)
Net realized gain (loss)                                                     (15)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (2,604)
                                                                  --------------
                                                                  $        6,630
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.65             1   $        4             N/A          -46.9%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.63             1   $        3           1.30%          -47.4%
05/01/08         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                AllianceBernstein
                        VPS International Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   14,900,388  $   26,986,448       1,348,450
Receivables: investments sold               -     ==============  ==============
Payables: investments purchased             -
                                  --------------
Net assets                        $   14,900,388
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      356,715         147,076  $         2.43
Class B                               14,543,673       6,049,192            2.40
                                  --------------  --------------
   Total                          $   14,900,388       6,196,268
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                          (131,007)
                                                                  --------------
   Net investment income (loss)                                         (131,007)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (181,250)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)              (12,086,060)
                                                                  --------------
   Net gain (loss)                                                   (12,267,310)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (12,398,317)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $     (131,007)
   Net realized gain (loss)                                                    (181,250)
   Realized gain distributions                                                      -
   Net change in unrealized appreciation
   (depreciation)                                                           (12,086,060)
                                                                         --------------
Increase (decrease) in net assets from operations                           (12,398,317)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                  29,491,802
   Cost of units redeemed                                                    (2,096,656)
   Account charges                                                              (96,441)
                                                                         --------------
   Increase (decrease)                                                       27,298,705
                                                                         --------------
Net increase (decrease)                                                      14,900,388
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $   14,900,388
                                                                         ==============
Units sold                                                                    7,026,553
Units redeemed                                                                 (830,285)
Net increase (decrease)                                                       6,196,268
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                     6,196,268
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   29,491,802
Cost of units redeemed                                                (2,096,656)
Account charges                                                          (96,441)
Net investment income (loss)                                            (131,007)
Net realized gain (loss)                                                (181,250)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                 (12,086,060)
                                                                  --------------
                                                                  $   14,900,388
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.43           147   $      357             N/A          -51.5%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.40         6,049   $   14,544           1.30%          -51.9%
05/01/08         5.00           -            -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                AllianceBernstein
                        VPS Small/Mid Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    9,433,740  $   14,104,724         950,981
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    9,433,740
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      231,257          72,267  $         3.20
Class B                                9,202,483       2,901,047            3.17
                                  --------------  --------------
   Total                          $    9,433,740       2,973,314
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (76,128)
                                                                  --------------
   Net investment income (loss)                                          (76,128)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (99,454)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (4,670,984)
                                                                  --------------
   Net gain (loss)                                                    (4,770,438)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,846,566)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $      (76,128)
   Net realized gain (loss)                                                     (99,454)
   Realized gain distributions                                                      -
   Net change in unrealized appreciation
   (depreciation)                                                            (4,670,984)
                                                                         --------------
Increase (decrease) in net assets from operations                            (4,846,566)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                  15,547,777
   Cost of units redeemed                                                    (1,211,052)
   Account charges                                                              (56,419)
                                                                         --------------
   Increase (decrease)                                                       14,280,306
                                                                         --------------
Net increase (decrease)                                                       9,433,740
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $    9,433,740
                                                                         ==============
Units sold                                                                    3,376,862
Units redeemed                                                                 (403,548)
                                                                         --------------
Net increase (decrease)                                                       2,973,314
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                     2,973,314
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   15,547,777
Cost of units redeemed                                                (1,211,052)
Account charges                                                          (56,419)
Net investment income (loss)                                             (76,128)
Net realized gain (loss)                                                 (99,454)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (4,670,984)
                                                                  --------------
                                                                  $    9,433,740
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.20            72   $      231             N/A          -36.0%
05/01/08         5.00           -            -               N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.17         2,901   $   9,202            1.30%          -36.6%
05/01/08         5.00           -           -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Columbia
                               Federal Securities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      818,009  $      817,602          77,097
                                                  ==============  ==============
Receivables: investments sold                -
Payables: investments purchased              -
                                  --------------
Net assets                        $      818,009
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $       95,465          18,002  $         5.30
Class B                                  722,544         137,439            5.26
                                  --------------  --------------
  Total                                  818,009         155,441
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                              (261)
                                                                  --------------
   Net investment income (loss)                                             (261)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   61
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      407
                                                                  --------------
   Net gain (loss)                                                           468
                                                                  --------------
Increase (decrease) in net assets from operations                 $          207
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $         (261)
   Net realized gain (loss)                                                          61
   Realized gain distributions                                                      -
   Net change in unrealized appreciation (depreciation)                             407
                                                                         --------------
Increase (decrease) in net assets from operations                                   207
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                     818,737
   Cost of units redeemed                                                          (914)
   Account charges                                                                  (21)
                                                                         --------------
   Increase (decrease)                                                          817,802
                                                                         --------------
Net increase (decrease)                                                         818,009
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $      818,009
                                                                         ==============
Units sold                                                                      155,618
Units redeemed                                                                     (177)
                                                                         --------------
Net increase (decrease)                                                         155,441
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                       155,441
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       818,737
Cost of units redeemed                                                      (914)
Account charges                                                              (21)
Net investment income (loss)                                                (261)
Net realized gain (loss)                                                      61
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         407
                                                                 ---------------
                                                                 $       818,009
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.30            18   $       95            N/A              6.1%
05/01/08         5.00           -            -              N/A              0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     5.26           137   $      723            1.30%            5.1%
05/01/08         5.00           -            -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08   0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Columbia
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   12,846,065  $   18,878,302       1,131,810
                                                  ==============  ==============
Receivables: investments sold                -
Payables: investments purchased              -
                                  --------------
Net assets                        $   12,846,065
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $      338,593          90,696  $         3.73
Class B                               12,507,472       3,379,716            3.70
                                  --------------  --------------
  Total                           $   12,846,065       3,470,412
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      110,718
   Mortality & expense charges                                           (98,219)
                                                                  --------------
   Net investment income (loss)                                           12,499
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (155,279)
   Realized gain distributions                                         1,893,335
   Net change in unrealized appreciation (depreciation)               (6,032,237)
                                                                  --------------
   Net gain (loss)                                                    (4,294,181)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,281,682)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       12,499
   Net realized gain (loss)                                                    (155,279)
   Realized gain distributions                                                1,893,335
   Net change in unrealized appreciation (depreciation)                      (6,032,237)
                                                                         --------------
Increase (decrease) in net assets from operations                            (4,281,682)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                  18,789,382
   Cost of units redeemed                                                    (1,589,452)
   Account charges                                                              (72,183)
                                                                         --------------
   Increase (decrease)                                                       17,127,747
                                                                         --------------
Net increase (decrease)                                                      12,846,065
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $   12,846,065
                                                                         ==============
Units sold                                                                    3,950,570
Units redeemed                                                                 (480,158)
                                                                         --------------
Net increase (decrease)                                                       3,470,412
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                     3,470,412
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    18,789,382
Cost of units redeemed                                                (1,589,452)
Account charges                                                          (72,183)
Net investment income (loss)                                              12,499
Net realized gain (loss)                                                (155,279)
Realized gain distributions                                            1,893,335
Net change in unrealized appreciation (depreciation)                  (6,032,237)
                                                                 ---------------
                                                                 $    12,846,065
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.73            91   $      339            N/A            -25.3%
05/01/08         5.00           -            -              N/A              0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.70        3,380    $   12,507            1.30%          -26.0%
05/01/08         5.00          -             -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08   1.7%

               AUL American Individual Variable Annuity Unit Trust
                                      Royce
                                    Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      100,287  $      119,829          15,625
                                                  ==============  ==============
Receivables: investments sold                 30
Payables: investments purchased              -
                                  --------------
Net assets                        $      100,317
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $       42,934          12,112  $         3.54
Class B                                   57,383          16,329            3.51
                                  --------------  --------------
    Total                         $      100,317          28,441
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          819
   Mortality & expense charges                                              (169)
                                                                  --------------
   Net investment income (loss)                                              650
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (4,281)
   Realized gain distributions                                            10,536
   Net change in unrealized appreciation (depreciation)                  (19,512)
                                                                  --------------
   Net gain (loss)                                                       (13,257)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (12,607)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the period
                                                                          from 5/01/08
                                                                           to 12/31/08
                                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $          650
   Net realized gain (loss)                                                      (4,281)
   Realized gain distributions                                                   10,536
   Net change in unrealized appreciation
  (depreciation)                                                                (19,512)
                                                                         --------------
Increase (decrease) in net assets from operations                               (12,607)
                                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                                     126,508
   Cost of units redeemed                                                       (13,374)
   Account charges                                                                 (210)
                                                                         --------------
   Increase (decrease)                                                          112,924
                                                                         --------------
Net increase (decrease)                                                         100,317
Net assets, beginning                                                               -
                                                                         --------------
Net assets, ending                                                       $      100,317
                                                                         ==============
Units sold                                                                       32,002
Units redeemed                                                                   (3,561)
                                                                         --------------
Net increase (decrease)                                                          28,441
Units outstanding, beginning                                                        -
                                                                         --------------
Units outstanding, ending                                                        28,441
                                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       126,508
Cost of units redeemed                                                   (13,374)
Account charges                                                             (210)
Net investment income (loss)                                                 650
Net realized gain (loss)                                                  (4,281)
Realized gain distributions                                               10,536
Net change in unrealized appreciation (depreciation)                     (19,512)
                                                                 ---------------
                                                                 $       100,317
                                                                 ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.54            12   $       43            N/A            -29.1%
05/01/08         5.00           -            -              N/A              0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.51           16    $       57            1.30%          -29.7%
05/01/08         5.00          -             -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08   1.6%

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

--------------------------------------------------------------------------------
Mutual Fund                                                   Referred to as
--------------------------------------------------------------------------------
OneAmerica Funds, Inc                                         OneAmerica Funds
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund                     Fidelity
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.                    American Century
--------------------------------------------------------------------------------
Alger American Fund                                           Alger
--------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc                              T. Rowe Price
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income Series, Inc.                       T. Rowe Price
--------------------------------------------------------------------------------
Janus Aspen Series                                            Janus
--------------------------------------------------------------------------------
Pioneer Variable Contracts Trust                              Pioneer
--------------------------------------------------------------------------------
AIM Variable Insurance Funds                                  AIM
--------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust                    Neuberger Berman
--------------------------------------------------------------------------------
Calvert Variable Series, Inc.                                 Calvert
--------------------------------------------------------------------------------
Dreyfus Variable Investment Portfolios                        Dreyfus
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                              Dreyfus
--------------------------------------------------------------------------------
Vanguard Variable Insurance Funds                             Vanguard
--------------------------------------------------------------------------------
Timothy Plan Portfolio Variable Series                        Timothy
--------------------------------------------------------------------------------
Royce Capital Funds                                           Royce
--------------------------------------------------------------------------------
Columbia Management Funds                                     Columbia
--------------------------------------------------------------------------------
Alliance Bernstein Institutional Investments                  Alliance Bernstein
--------------------------------------------------------------------------------

This annual report includes information related to investment subaccounts for which there has been no investing or income and expense transactions through December 31, 2008 or for which investment income and expense transactions commenced at various dates during 2008 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment sub accounts using an inception date unit value of $5.00, adjusted for contractual expense rates. Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent hypothetical amounts based on the performance of the underlying mutual fund for the respective period and contractual expense rates for the applicable share class.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCUMULATION UNITS AND UNIT VALUE CLASSES

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively. Based upon the contract issued the Variable Account issues two classes of accumulation units. The table below illustrates the class of units issued by contract:

-------------------------------------------------
      CLASS A*                    CLASS B*
-------------------------------------------------
Select Point Variable        Star Point Variable
      Annuity                     Annuity
-------------------------------------------------
Direct Point Variable         Voyage Protector
      Annuity                 Variable Annuity
-------------------------------------------------

   * See footnote 2 for further information

SECURITY VALUATION, TRANSACTIONS AND RELATED INCOME

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards.

Effective January 1, 2008, the Variable Account adopted SFAS No. 157.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccounts own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Variable Account's assets carried at fair value:

------------------------------------------------------------------------------------------------------
                                                         INVESTMENTS               OTHER FINANCIAL

                 VALUATION INPUTS                       IN SECURITIES               INSTRUMENTS*
------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                 $712,360,021                     $0
------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                $0                          $0
------------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    $0                          $0
------------------------------------------------------------------------------------------------------
TOTAL                                                   $712,360,021                     $0
------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investments in each subaccount are all classified as Level 1.

As of December 31, 2007 and 2008, the Variable Account did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered within the Variable Account. The OneAmerica Funds, Inc. is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

Value                          0.50%       Investment Grade Bond           0.50%
Money Market                   0.40%       Asset Director                  0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Effective January 1, 2007, the Variable Account adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPORTING PERIODS

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2. ACCOUNT CHARGES

                                     CLASS A
                                     -------

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges ranges from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

ACCOUNT CHARGES
With respect to individual variable annuity policies funded by the Variable Account, total account charges during the periods ended December 31, 2008 and December 31, 2007 were $8,116,017 and $8,569,213, respectively.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES (CONTINUED)

                                     CLASS B
                                     -------

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen. The mortality and expense risk (item 2 above) and administrative fees (item 4 above) incurred during the period ended December 31, 2008 and December 31, 2007 were $9,162,681 and $8,947,045, respectively.

3. NEW ACCOUNTING STANDARDS

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Variable Account does not currently own any derivatives instruments, therefore does not expect additional disclosure will be required upon adoption.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1 and FIN 45-4"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". FSP 133-1 and FIN 45-4 was effective for reporting periods (annual or interim) ending after November 15, 2008. The Variable Account does not currently own any derivatives instruments, therefore additional disclosure was not required upon adoption.

ONEAMERICA FINANCIAL PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008, 2007 AND 2006

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2008 and December 31, 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 17, 2009

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                      2008      (in millions)      2007
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost:  2008 - $8,386.4; 2007 - $7,290.7)                     $ 7,934.3                    $ 7,369.3
  Equity securities at fair value:
    (cost:  2008 - $102.6; 2007 - $35.5)                                         90.7                         47.8
  Mortgage loans                                                              1,419.7                      1,394.6
  Real estate, net                                                               49.0                         45.5
  Policy loans                                                                  234.2                        225.3
  Short-term and other invested assets                                           14.6                          9.8
  Cash and cash equivalents                                                     241.4                        152.7
------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                         9,983.9                      9,245.0
Accrued investment income                                                       118.1                        101.5
Reinsurance receivables                                                       2,101.0                      2,017.1
Deferred acquisition costs                                                      715.8                        647.9
Value of business acquired                                                      117.8                        105.6
Property and equipment, net                                                      52.5                         61.6
Insurance premiums in course of collection                                       24.0                         21.6
Federal income taxes                                                             94.9                          1.9
Other assets                                                                     78.9                         85.7
Assets held in separate accounts                                              5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                            $18,493.7                    $19,921.0
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                           $10,429.6                    $ 9,819.5
  Other policyholder funds                                                      891.2                        205.5
  Pending policyholder claims                                                   255.2                        245.6
  Surplus notes and notes payable                                               275.0                        275.0
  Federal income taxes                                                              -                         87.0
  Other liabilities and accrued expenses                                        331.3                        267.0
  Deferred gain on indemnity reinsurance                                         62.3                         67.5
  Liabilities related to separate accounts                                    5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                        17,451.4                     18,600.2
==================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                                 -                            -
  Retained earnings                                                           1,317.5                      1,278.0
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax           (233.8)                        54.5
    Benefit plans, net of tax                                                   (41.4)                       (11.7)
------------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                                1,042.3                      1,320.8
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $18,493.7                    $19,921.0
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                Year ended December 31
                                                                            ------------------------------
(in millions)                                                                   2008       2007       2006
----------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                               $  342.9   $  344.4   $  406.4
  Policy and contract charges                                                  181.0      190.4      173.9
  Net investment income                                                        584.2      534.3      522.6
  Realized investment losses, net                                              (20.6)      (2.7)      (5.3)
  Other income                                                                  22.4       37.4       28.8
----------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                           1,109.9    1,103.8    1,126.4
==========================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                              369.0      355.3      399.4
  Interest expense on annuities and financial products                         265.7      238.6      235.6
  General operating expenses                                                   194.8      190.9      193.3
  Commissions                                                                   59.5       66.1       73.1
  Amortization                                                                 117.6       85.2       84.9
  Dividends to policyholders                                                    29.1       27.4       27.0
  Interest expense on surplus notes and notes payable                           19.8       19.8       19.8
----------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                              1,055.5      983.3    1,033.1
==========================================================================================================
Income before income tax expense                                                54.4      120.5       93.3
Income tax expense                                                              14.9       32.4       25.6
----------------------------------------------------------------------------------------------------------
    NET INCOME                                                              $   39.5   $   88.1   $   67.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                              ACCUMULATED OTHER
                                                                         COMPREHENSIVE INCOME (LOSS)
                                                                         ---------------------------
                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                                       (DEPRECIATION)       BENEFIT
                                             COMMON     RETAINED       OF SECURITIES,        PLANS,
(IN MILLIONS)                                STOCK      EARNINGS         NET OF TAX       NET OF TAX      TOTAL
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                  $-         $1,127.0          $  68.2           $ (0.4)      $1,194.8
Comprehensive income:
    Net income                                -             67.7                -                -           67.7
    Other comprehensive income (loss)         -                -            (47.3)             0.4          (46.9)
                                                                                                         --------
Total comprehensive income                                                                                   20.8
Cumulative effect adjustment
    from adoption of SAB No. 108              -              7.1                -                -            7.1
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                   -          1,201.8             20.9                -        1,222.7
Comprehensive income:
    Net income                                -             88.1               -                 -           88.1
    Other comprehensive income (loss)         -               -              33.6                -           33.6
                                                                                                         --------
Total comprehensive income                                                                                  121.7
Cumulative effect adjustments;
    Adoption of SOP 05-1, net of tax          -            (11.5)               -                -          (11.5)
    Adoption of SFAS No. 158, net of tax      -             (0.4)               -            (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                   -          1,278.0             54.5            (11.7)       1,320.8
Comprehensive income (loss):
    Net income                                -             39.5                -                -           39.5
    Other comprehensive income (loss)         -                -           (288.3)           (29.7)        (318.0)
                                                                                                         --------
Total comprehensive income (loss)                                                                          (278.5)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                  $-         $1,317.5          $(233.8)          $(41.4)      $1,042.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                  Year ended December 31
                                                                            ---------------------------------
(in millions)                                                                    2008        2007        2006
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $    39.5   $    88.1   $    67.7
Adjustments to reconcile net income to net cash:
    Amortization                                                                117.6        85.2        84.9
    Depreciation                                                                 14.1        14.2        15.7
    Deferred taxes                                                               (5.9)        8.5        10.8
    Realized investment losses, net                                              20.6         2.7         5.3
    Policy acquisition costs capitalized                                        (86.3)      (80.8)      (90.6)
    Interest credited to deposit liabilities                                    254.2       241.0       235.8
    Fees charged to deposit liabilities                                         (81.4)      (78.1)      (76.6)
    Amortization and accrual of investment income                                (7.3)       (4.4)       (3.3)
    Increase (decrease) in insurance liabilities                                139.8       (24.9)      125.1
    Increase in other assets                                                   (117.6)       (1.6)     (170.6)
    Increase (decrease) in other liabilities                                     16.8        28.0       (43.5)
-------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                       304.1       277.9       160.7
=============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                     (1,911.0)   (1,317.5)     (846.4)
    Equity securities                                                           (67.9)       (8.3)      (12.1)
    Mortgage loans                                                             (181.8)     (230.5)     (180.0)
    Real estate                                                                  (3.1)      (14.6)       (2.1)
    Short-term and other invested assets                                         (5.8)      (13.7)       (3.4)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                        798.3       801.0       885.4
    Equity securities                                                             2.4        10.8         9.0
    Mortgage loans                                                              156.7       187.2       166.8
    Real estate                                                                   4.0         4.6         0.9
    Short-term and other invested assets                                          9.6        27.2         3.2
  Net transfer from disposal of financial institutions operations                   -           -        11.3
  Transfer from indemnity reinsurance transactions, net                             -       551.9           -
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                             (1,198.6)       (1.9)       32.6
=============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                         3,039.8     2,025.6     1,854.1
    Withdrawals from insurance liabilities                                   (2,047.7)   (2,325.2)   (2,074.8)
    Other                                                                        (8.9)       10.8        (2.3)
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                                983.2      (288.8)     (223.0)
=============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             88.7       (12.8)      (29.7)
=============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                     152.7       165.5       195.2
=============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                       $   241.4   $   152.7   $   165.5
=============================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
  Policy loans                                                              $       -   $    39.8   $       -
  Transfer of reserves, net                                                         -       591.7           -
=============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $53.1 million and $49.0 million at December 31, 2008 and 2007, respectively. Depreciation expense for investment in real estate amounted to $2.8 million, $2.9 million and $2.5 million for 2008, 2007, and 2006, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the ability and intent to retain the investment for a sufficient period of time for it to recover 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. If after this review, a security is deemed to be other-than-temporarily impaired, a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, we consider actual returns over a period of time and adjust future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2013 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss) and
    Note 7-Valuation of Business Acquired. The valuation adjustment for certain products has been limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $112.4 million and $110.4 million as of December 31, 2008 and 2007, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2008, 2007 and 2006 was $11.3 million, $11.0 million and $13.2 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guarantee Minimum Accumulation Benefits (GMAB), Guaranteed Minimum Withdrawal Benefits (GMWB) and Guaranteed Minimum Income Benefits (GMIB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives, and accounted for under FAS 133 and FAS 157 (refer to Note 15-Fair Value). The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits. The GMDB and most of the GMIB benefits are accounted for under SOP 03-1.

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,083.8 million and $1,448.6 million at December 31, 2008 and 2007, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                            AS OF DECEMBER 31,
                                                         -----------------------
(in millions)                                                2008           2007
--------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,083.8       $1,516.6
  Net amount at risk (1)                                    278.7           25.4
  GAAP reserve                                                3.6            1.4
Guaranteed Minimum Income Benefit
  Total account value                                    $  262.6       $  441.9
  GAAP reserve                                               13.4            3.4
Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   16.6       $   19.9
  GAAP reserve                                                2.9            0.1
Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  107.2       $   29.7
  GAAP reserve                                               18.5            0.1
================================================================================

(1) Represents the amount of death benefit in excess of the account value.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $8.8 million, $9.0 million and $7.4 million for 2008, 2007 and 2006, respectively. Amounts amortized totaled $3.3 million, $2.8 million and $1.6 million for 2008, 2007 and 2006, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $31.7 million and $26.2 million at December 31, 2008 and 2007, respectively.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

COMPREHENSIVE INCOME

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

RECLASSIFICATION

Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2008, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    FAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. FAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with FAS No. 142. The Company performed this test during 2008 and 2007 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2008 and 2007.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional discussion detail.

    In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for reporting periods ending after December 15, 2008. The Company's adoption of FSP EITF 99-20-1 did not have a material effect on the Company's consolidated financial statement.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (FAS
    141R). The objective of FAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008. The Company will adopt FAS 141R for all business combinations beyond 2008.

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155) in February 2006 and is effective for 2007. FAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". FAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of FAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (FAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Refer to Note 15-Fair Value for FAS 157 disclosure detail.

    In February 2008, the FASB issued FAS 157-2, "Effective Date of FASB Statement No. 157" (FAS 157-2). This FAS applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. FAS 157-2 delays the effective date of FAS 157 for those items to fiscal years beginning after November 15, 2008. The Company's adoption of this guidance, beginning on January 1, 2009, is not expected to have a material effect on the Company's consolidated financial statements.

    In April 2008, the FASB issued FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" (FAS 157-3). This FAS clarifies the application of FAS 157 in a market that is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FAS 157. The FAS is effective upon issuance. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (FAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FAS 115" (FAS 159). This standard permits entities to make an irrevocable election, on specific election dates, to measure financial instruments and certain other items at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company elected not to adopt the fair value option for any financial assets or liabilities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 160, "Noncontrolling Interest in Consolidated Financial Statements" (FAS 160), which establishes standards for the accounting and reporting of noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. FAS 160 is effective for financial statements issued for fiscal years beginning after December 15, 2008. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries. The Company will adopt FAS 160 for all acquisitions beyond 2008, in which a noncontrolling interest is obtained or if the ownership percentage of existing subsidiaries is reduced.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed in 2007:

(in millions)
--------------------------------------------------------------------------------
Total invested assets                                                     $591.7
Deferred acquisition costs                                                  65.6
Reinsurance receivable                                                      76.4
--------------------------------------------------------------------------------
  Total assets acquired                                                   $733.7
--------------------------------------------------------------------------------
Policy reserves                                                           $656.1
Other liabilities and accrued expenses                                      77.6
--------------------------------------------------------------------------------
  Total liabilities assumed                                               $733.7
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,400.9 million at December 31, 2008.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of FAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.2 million, $13.2 million and $4.8 million of deferred gain amortization in 2008, 2007 and 2006, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                             DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------           FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  144.2         $  9.6         $  8.9         $  144.9
Corporate securities                                      6,338.2           77.3          535.9          5,879.6
Mortgage-backed securities                                1,904.0           62.5           56.7          1,909.8
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               8,386.4          149.4          601.5          7,934.3
Equity securities                                           102.6            1.7           13.6             90.7
----------------------------------------------------------------------------------------------------------------
     Total                                               $8,489.0         $151.1         $615.1         $8,025.0
================================================================================================================

                                                                             DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------          FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  159.9         $  4.6          $ 2.5         $  162.0
Corporate securities                                      5,318.1          129.9           66.2          5,381.8
Mortgage-backed securities                                1,812.7           24.5           11.7          1,825.5
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               7,290.7          159.0           80.4          7,369.3
Equity securities                                            35.5           12.6            0.3             47.8
----------------------------------------------------------------------------------------------------------------
     Total                                               $7,326.2         $171.6          $80.4         $7,417.1
================================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2008:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES      VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   34.9       $  5.3        $   14.5      $  3.6     $   49.4          $  8.9
Corporate securities                           3,129.0        323.0         1,061.5       212.9      4,190.5           535.9
Mortgage-backed securities                       224.9         41.1            99.1        15.6        324.0            56.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $3,388.8       $369.4        $1,175.1      $232.1     $4,563.9          $601.5
=============================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED      FAIR        UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   18.3       $ 1.0         $   50.1       $ 1.5      $    68.4        $ 2.5
Corporate securities                           1,090.4        25.7          1,195.4        40.5        2,285.8         66.2
Mortgage-backed securities                       363.3         3.7            358.7         8.0          722.0         11.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $1,472.0       $30.4         $1,604.2       $50.0      $ 3,076.2        $80.4
=============================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    CORPORATE SECURITIES. The $535.9 million of gross unrealized losses is comprised of $482.1 million related to investment grade securities and $53.8 million related to below investment grade securities. Approximately $215.6 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months and of that total, $4.5 million were more than 9 months. The $212.9 million of gross unrealized losses of 12 month or more crossed all sectors of business and were mostly due to widening credit spreads. There were no individual issuers with gross unrealized losses greater than $5.7 million. Based on the Company's policy surrounding other-than-temporary impairments and the Company's ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS       12 MONTHS OR MORE                TOTAL
                                                ---------------------    ---------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED    FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES      VALUE        LOSSES      VALUE           LOSSES
--------------------------------------------------------------------------------------------------------------------------
December 31, 2008                               $39.4        $10.5       $4.8          $3.1       $44.2           $13.6
December 31, 2007                               $ 1.3        $ 0.3       $0.1          $  -       $ 1.4           $ 0.3
==========================================================================================================================

    MARKETABLE EQUITY SECURITIES. As of December 31, 2008, gross unrealized losses on equity securities were $13.6 million. Because the Company has the ability and intent to hold these investments until a recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AVAILABLE-FOR-SALE
                                                   --------------------------------
(in millions)                                      AMORTIZED COST       FAIR VALUE
-----------------------------------------------------------------------------------
Due in one year or less                               $  194.0           $  192.0
Due after one year through five years                  2,151.5            2,058.7
Due after five years through 10 years                  2,730.1            2,517.8
Due after 10 years                                     1,406.8            1,256.0
-----------------------------------------------------------------------------------
                                                       6,482.4            6,024.5
Mortgage-backed securities                             1,904.0            1,909.8
-----------------------------------------------------------------------------------
                                                      $8,386.4           $7,934.3
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $461.1        $405.7        $395.1
Equity securities                                                       5.7           1.8           1.2
Mortgage loans                                                         97.9          99.1          99.5
Real estate                                                            19.0          16.9          16.1
Policy loans                                                           13.8          12.3          11.0
Other                                                                  15.5          23.0          22.9
-------------------------------------------------------------------------------------------------------
Gross investment income                                               613.0         558.8         545.8
Investment expenses                                                    28.8          24.5          23.2
-------------------------------------------------------------------------------------------------------
Net investment income                                                $584.2        $534.3        $522.6
=======================================================================================================

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities           $ 296.8        $329.2       $ 328.2
Gross realized gains on the sale of fixed maturities                    5.1           1.8           2.5
Gross realized losses on sale of fixed maturities                      (2.0)         (3.6)        (10.1)
Change in unrealized appreciation (depreciation)                     (530.7)         57.0        (111.4)
=======================================================================================================

    The Company does not accrue income on non-income producing investments. The Company did not have any non-income producing fixed maturity investments at either December 31, 2008 or 2007.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $  3.1         $(1.8)        $(7.6)
Equity securities                                                         -           1.0           1.2
Real estate and other                                                   0.7           2.8           1.1
Impairments                                                           (24.4)         (4.7)            -
-------------------------------------------------------------------------------------------------------
Realized investment losses                                           $(20.6)        $(2.7)        $(5.3)
=======================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2008, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company had outstanding mortgage loan commitments of approximately $59.9 million and $42.7 million at December 31, 2008 and 2007, respectively.

    The Company has no exposure to losses from subprime loans. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.0 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo prime loans.

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                      $(452.1)       $ 78.6        $ 21.6
   Equity securities                                                (11.9)         12.3          12.3
Valuation adjustment                                                104.3          (6.8)         (1.6)
Deferred taxes                                                      125.9         (29.6)        (11.4)
-----------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax           (233.8)         54.5          20.9
Benefit plans, net of tax                                           (41.4)        (11.7)            -
-----------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                     $(275.2)       $ 42.8        $ 20.9
=====================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
   net of tax-2008, $0; 2007, $0; 2006, ($0.2)                    $     -        $    -        $  0.4
Change in benefit plan liability, net of tax - 2008, $16.0          (29.7)
Adoption of SFAS 158, net of tax-2007, $6.2                             -         (11.7)            -
Unrealized appreciation (depreciation) on securities,
   net of tax-2008, $155.5; 2007, ($18.2); 2006, $26.4             (286.3)         32.2         (52.3)
Reclassification adjustment for gains
   (losses) included in net income,
   net of tax-2008, $1.1; 2007, ($0.8); 2006, ($2.6)                 (2.0)          1.4           5.0
-----------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                     $(318.0)       $ 21.9        $(46.9)
=====================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                        $ 647.9        $600.6        $583.6
Acquired deferred acquisition costs                                     -          65.6             -
Capitalization of deferred acquisition costs                         86.3          80.8          90.6
Amortization of deferred acquisition costs                         (108.0)        (77.4)        (76.1)
Adoption of SOP 05-1                                                    -         (17.4)            -
Disposal of credit insurance operations                                 -             -         (27.6)
Valuation adjustment                                                 89.6          (4.3)         30.1
-----------------------------------------------------------------------------------------------------
Balance, end of year                                              $ 715.8        $647.9        $600.6
=====================================================================================================

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $102.0        $109.8        $118.5
Amortization                                                         (9.6)         (7.8)         (8.7)
-----------------------------------------------------------------------------------------------------
   Subtotal                                                          92.4         102.0         109.8
Valuation adjustment                                                 25.4           3.6           4.8
-----------------------------------------------------------------------------------------------------
Balance, end of year                                               $117.8        $105.6        $114.6
=====================================================================================================

    The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                    VOBA
(in millions)                                                   AMORTIZATION
----------------------------------------------------------------------------
2009                                                                 6.5
2010                                                                 6.2
2011                                                                 6.0
2012                                                                 5.6
2013                                                                 5.5
2014 and thereafter                                                 62.6
----------------------------------------------------------------------------
Total                                                              $92.4
============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

-------------------------------------------------------------------------------------------------------------------------
                                                            MORTALITY OR
                                            WITHDRAWAL       MORBIDITY         INTEREST RATE              DECEMBER 31,
(in millions)                               ASSUMPTION      ASSUMPTION           ASSUMPTION            2008          2007
-------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts         n/a            Company           2.5% to 6.0%       $   998.4    $   965.5
                                                             experience
    Universal life-type contracts              n/a              n/a                 n/a              1,846.6      1,780.0
    Other individual life contracts         Company           Company           2.5% to 6.0%           907.5        859.5
                                           experience        experience
    Accident and health                        n/a            Company               n/a                669.1        606.1
                                                             experience
    Annuity products                           n/a              n/a                 n/a              5,571.1      5,151.9
    Group life and health                      n/a              n/a                 n/a                436.9        456.5
Other policyholder funds                       n/a              n/a                 n/a                205.7        205.5
Funding agreements*                            n/a              n/a                 n/a                685.5            -
Pending policyholder claims                    n/a              n/a                 n/a                255.2        245.6
-------------------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                                    $11,576.0    $10,270.6
=========================================================================================================================

    * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 25.5 percent and 24.9 percent of the total individual life insurance in force at both December 31, 2008 and 2007, respectively. These participating policies represented 34.6 percent and 33.7 percent of statutory life net premium income for 2008 and 2007, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree life and health benefits. Life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2008 and 2007. Claims incurred for benefits are funded by Company contributions.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                         PENSION BENEFITS             OTHER BENEFITS
                                                       -------------------         -------------------
(in millions)                                            2008         2007           2008         2007
------------------------------------------------------------------------------------------------------
Employer contributions                                 $  6.0        $ 0.7         $  1.7       $  1.7
Employee contributions                                      -            -            1.0          1.3
Benefit payments                                          2.6          2.7            2.7          3.1
Funded status (deficit)                                 (35.5)        11.0          (38.4)       (39.2)
======================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of FAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for "other benefits" resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying FAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects was as follows:

                                                           PRIOR TO        EFFECT OF       AS REPORTED
                                                           ADOPTING        ADOPTING           UNDER
(in millions)                                              FAS 158          FAS 158          FAS 158
------------------------------------------------------------------------------------------------------
Other assets                                               $  106.6          (19.0)         $   87.6
Other liabilities (including deferred income taxes)           360.9           (6.9)            354.0
Accumulated other comprehensive income                         54.5          (11.7)             42.8
Retained earnings                                           1,278.4           (0.4)          1,278.0
======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Amounts recognized in the balance sheet:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                -------------------         -------------------
(in millions)                                                     2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Other assets                                                    $    -        $11.0         $    -       $    -
Accrued benefit obligation                                       (35.5)           -          (38.4)       (39.2)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                         $(35.5)       $11.0         $(38.4)      $(39.2)
===============================================================================================================

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                     $74.1        $25.2          $(4.6)       $(0.3)
Net prior service costs (benefits)                                (1.1)        (1.2)          (0.4)        (0.7)
Net transition obligation                                         (4.3)        (5.0)             -            -
----------------------------------------------------------------------------------------------------------------
  Net amount recognized                                          $68.7        $19.0          $(5.0)       $(1.0)
================================================================================================================

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                              DECEMBER 31,
                                                                                           ------------------
(in millions)                                                                                2008        2007
-------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $129.3      $116.3
Accumulated benefit obligation                                                              110.5        98.5
Fair value of plan assets                                                                    93.8       127.3
=============================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS              OTHER BENEFITS
                                                         -----------------------      -----------------------
(in millions)                                             2008     2007     2006       2008     2007     2006
-------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                $ 2.7    $ 3.5     $6.7      $ 3.0    $ 4.6    $ 5.0
Amounts recognized in other comprehensive income:
  Net loss                                                48.9     25.2        -       (4.3)    (0.3)       -
  Net prior service cost                                   0.1     (1.2)       -        0.3     (0.7)       -
  Net transaction cost                                     0.7     (5.0)       -          -        -        -
  Minimum pension liability                                  -        -        -          -        -     (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized in other comprehensive income            49.7     19.0        -       (4.0)    (1.0)    (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                         $52.4    $22.5     $6.7      $(1.0)   $ 3.6    $ 4.4
=============================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $4.8 million, ($0.3) million and ($0.7) million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                 ------------------          ------------------
                                                                  2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Discount rate                                                    6.40%        6.50%          6.40%        6.50%
Rate of compensation increase                                    4.00%        4.00%          4.00%        4.00%
===============================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                         PENSION BENEFITS                    OTHER BENEFITS
                                                     -----------------------            -----------------------
                                                      2008     2007     2006             2008     2007     2006
---------------------------------------------------------------------------------------------------------------
Discount rate                                        6.50%    6.15%    5.75%            6.50%    6.15%    5.50%
Expected long-term return on plan assets             8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                        4.00%    4.00%    4.00%            4.00%    4.00%    4.00%
===============================================================================================================

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                              2008         2007
---------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                10.00%       10.00%
Rate to which the cost trend rate is assumed to decline                                      5.00%        5.00%
Year that the rate reaches the ultimate trend rate                                            2013         2013
===============================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 64 and 75 percent for equity securities, and 36 and 25 percent for debt securities at December 31, 2008 and 2007, respectively.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company expects to contribute $6.0 million to its pension plan and $2.2 million to its other postretirement benefit plans in 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                              PENSION BENEFITS             OTHER BENEFITS
--------------------------------------------------------------------------------------
2009                                            $ 3.1                       $ 2.2
2010                                              3.6                         2.3
2011                                              4.0                         2.5
2012                                              4.7                         3.0
2013                                              5.2                         3.1
Years 2014-2018                                  36.6                        17.4
=======================================================================================

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.4 million and $2.5 million in 2008, 2007 and 2006, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.2 million, $1.3 million and $1.2 million in 2008, 2007 and 2006, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $1.8 million, $3.5 million and $2.6 million for 2008, 2007 and 2006, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                             2008     2007     2006
--------------------------------------------------------------------------------
Current                                                  $20.8    $23.9    $14.8
Deferred                                                  (5.9)     8.5     10.8
--------------------------------------------------------------------------------
  Income tax expense                                     $14.9    $32.4    $25.6
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                    2008     2007     2006
---------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                      $19.0    $42.2    $32.7
  Tax preferenced investment income                              (4.0)    (7.9)    (7.3)
  Disposition of Financial Institutions operations                  -        -      1.6
  Credits available to offset tax                                (0.6)    (2.2)    (1.8)
  Other                                                           0.5      0.3      0.4
---------------------------------------------------------------------------------------
  Income tax expense                                            $14.9    $32.4    $25.6
=======================================================================================

    The federal income tax (asset) liability for the years ended December 31, were as follows:

(in millions)                                                             2008     2007
---------------------------------------------------------------------------------------
Current                                                                 $ (4.4)   $(1.9)
Deferred                                                                 (90.5)    87.0
---------------------------------------------------------------------------------------
  Total federal income tax (asset) liability                            $(94.9)   $85.1
=======================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                              2008     2007
----------------------------------------------------------------------------------------
Deferred tax assets
  Insurance liabilities                                                  $120.2   $125.5
  Deferred gain on indemnity reinsurance                                   21.8     23.6
  Employee benefit plans                                                   32.3     17.3
  Unrealized depreciation                                                 125.9        -
  Other                                                                    14.5     12.4
----------------------------------------------------------------------------------------
  Total deferred tax assets                                               314.7    178.8
----------------------------------------------------------------------------------------
Deferred tax liabilities
  Deferred policy acquisition costs & value of business acquired          213.0    220.6
  Fixed assets and software                                                10.5     11.6
  Unrealized appreciation                                                     -     29.6
  Other                                                                     0.7      4.0
----------------------------------------------------------------------------------------
  Total deferred tax liabilities                                          224.2    265.8
----------------------------------------------------------------------------------------
  Total net deferred (asset) liability                                   $(90.5)  $ 87.0
========================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    Federal income taxes paid were $23.3 million and $20.0 million in 2008 and 2007, respectively.

    The Company has $8.9 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2020 and 2028.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred asset will be realized.

    The Company reports tax uncertainties in accordance with FIN 48. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2005 through 2008 remain open to examination.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                          2008         2007         2006
-------------------------------------------------------------------------------------
Direct premiums                                     $ 460.9      $ 466.1      $ 528.7
Reinsurance assumed                                   387.3        420.0        508.4
Reinsurance ceded                                    (505.3)      (541.7)      (630.7)
-------------------------------------------------------------------------------------
  Net premiums                                        342.9        344.4        406.4
-------------------------------------------------------------------------------------
  Reinsurance recoveries                            $ 430.8      $ 424.4      $ 439.9
=====================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 90 percent of the Company's December 31, 2008, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE, CONTINUED

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2008, 2007 nor 2006 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $90 million at December 31, 2008 compared to $93 million at December 31, 2007. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2008, the carrying value of the FHLBI common stock was $34.2 million. The carrying value of the FHLBI common stock approximates fair value.

    Funding Agreements associated with the FHLBI totaled $684.2 million as of December 31, 2008 and the proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $685.5 million at December 31, 2008. The average interest rate on these Funding Agreements is 4.03% and range from 2.58% to 4.59%. Maturities for the Funding Agreements range from March 2009 to July 2018. Interest in the amount of $13.9 million was paid through December 31, 2008.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,031.7 million at December 31, 2008 and are included in bonds and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2008, 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2008, 2007 and 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

Surplus Notes and Senior Notes:
(in millions)                                 2008                    2007
--------------------------------------------------------------------------
Senior notes, 7%, due 2033                  $200.0                  $200.0
Surplus notes, 7.75%, due 2026                75.0                    75.0
--------------------------------------------------------------------------
Total notes payable                         $275.0                  $275.0
==========================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                             2008       2007
--------------------------------------------------------------------------
  SAP surplus                                         $  863.2   $  850.8
  Asset valuation reserve                                 45.1       62.1
  Deferred policy acquisition costs                      636.6      658.4
  Value of business acquired                              91.7      100.9
  Adjustments to policy reserves                        (147.4)    (189.9)
  Interest maintenance reserves                           20.0       22.0
  Unrealized gain (loss) on invested assets, net        (233.8)      54.5
  Surplus notes                                          (75.0)     (75.0)
  Deferred gain on indemnity reinsurance                 (62.3)     (67.5)
  Deferred income taxes                                  (84.8)     (87.0)
  Other, net                                             (11.0)      (8.5)
--------------------------------------------------------------------------
  GAAP equity                                         $1,042.3   $1,320.8
==========================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                         2008    2007     2006
---------------------------------------------------------------------------
  SAP net income                                    $ 28.8   $76.0   $ 91.8
  Deferred policy acquisition costs                  (21.8)   24.0      0.7
  Value of business acquired                          (9.2)   (7.3)    (8.2)
  Adjustments to policy reserves                      37.9    12.2     16.3
  Deferred income taxes                                6.8    (8.5)   (10.8)
  Disposition of Financial Institutions operations       -       -    (10.8)
  Other, net                                          (3.0)   (8.3)   (11.3)
---------------------------------------------------------------------------
  GAAP net income                                   $ 39.5   $88.1   $ 67.7
===========================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.9 million and $28.8 million at December 31, 2008 and 2007, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million in dividends to OneAmerica in 2007. No dividends were paid in 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2009.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

      o Level 1 - are quoted prices in active markets for identical assets or liabilities. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
      o Level 2 - are quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
      o Level 3 - are the valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable. Examples include certain corporate securities (primarily private placements), certain mortgage-backed securities, and other less liquid securities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The Company is responsible for determination of fair value, therefore, we perform quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. The valuation of the liability incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds, and takes into consideration the Company's own risk of non-performance.

    The table below presents the balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2008.

--------------------------------------------------------------------------------------------
                                      QUOTED PRICES IN  SIGNIFICANT   SIGNIFICANT    TOTAL
                                       ACTIVE MARKETS   OBSERVABLE   UNOBSERVABLE     FAIR
(in millions)                              LEVEL 1        LEVEL 2       LEVEL 3      VALUE
--------------------------------------------------------------------------------------------
Assets
  Fixed maturities                        $   35.3       $5,705.2       $2,193.8   $ 7,934.3
  Equity securities                           51.1              -           39.6        90.7
  Short-term & other invested assets            -             0.2            8.7         8.9
  Cash equivalents                           196.3           13.8              -       210.1
  Separate account assets (1)              5,206.4            0.4              -     5,206.8
--------------------------------------------------------------------------------------------
Total assets                              $5,489.1       $5,719.6       $2,242.1   $13,450.8
============================================================================================
Liabilities
  Variable annuity guarantee benefits     $      -       $      -       $   25.0   $    25.0
--------------------------------------------------------------------------------------------
Total liabilities                         $      -       $      -       $   25.0   $    25.0
============================================================================================

    (1)Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

We did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2008, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2008.

-----------------------------------------------------------------------------------------------------------------------------
                                         FAIR VALUE      ITEMS      UNREALIZED    PURCHASES,    TRANSFERS IN      FAIR VALUE
                                         JANUARY 1,   INCLUDED IN      GAINS      ISSUANCES,   AND/OR (OUT) OF   DECEMBER 31,
(in millions)                               2008       NETINCOME     /(LOSSES)   SETTLEMENTS      LEVEL3(1)          2008
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                       $1,946.5      $(16.4)       $(227.6)      $325.1          $166.2         $2,193.8
   Equity securities                           9.5           -           (1.6)        31.7               -             39.6
   Short-term & other invested assets          9.4        (0.9)             -          0.2               -              8.7
   Cash equivalents                            1.5           -              -         (1.5)              -                -
-----------------------------------------------------------------------------------------------------------------------------
Total assets                              $1,966.9      $(17.3)       $(229.2)      $355.5          $166.2         $2,242.1
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits    $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                         $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
=============================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    The following table provides the components of the items included in net income in the table above.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 GAINS (LOSSES)
                                                               OTHER THAN         FROM SALES,
                                                               TEMPORARY          MATURITIES,       BENEFIT
(in millions)                                AMORTIZATION      IMPAIRMENT         SETTLEMENTS       EXPENSE           TOTAL
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                             $ 1.4            $(21.9)              $4.1           $   -           $(16.4)
   Short-term & other invested assets            (0.9)                -                  -               -             (0.9)
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    $ 0.5            $(21.9)              $4.1           $   -           $(17.3)
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits          $   -            $    -               $  -           $24.6           $ 24.6
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                               $   -            $    -               $  -           $24.6           $ 24.6
=============================================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

    FAS 107, "Disclosures about Fair Value of Financial Instruments" (FAS 107), requires disclosure of the estimated fair value of certain financials instruments and the methods and significant assumptions used to estimate their fair values. Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments within the scope of FAS 107 that are not carried at fair value in the consolidated balance sheets are discussed below.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                          2008                   2007
----------------------------------------------------------------------------
                                  CARRYING      FAIR    CARRYING      FAIR
(in millions)                       VALUE      VALUE      VALUE      VALUE
----------------------------------------------------------------------------
Mortgage loans                    $1,419.7   $1,391.0    $1,394.6   $1,444.4
Policy loans                         234.2      234.2       225.3      225.3
Surplus notes and notes payable      275.0      231.7       275.0      279.9
============================================================================

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

Investment Company Act of 1940 Registration File No. 811-9193
================================================================================


              INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                    American United Life Insurance Company(R)
                       One American Square, P.O. Box 7127
                        Indianapolis, Indiana 46206-7127
                       (800) 537-6442 - www.oneamerica.com


                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2009


================================================================================



                            Part C: Other Information


Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (11)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (11)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2008 and 2007


               Consolidated  Statements of Operations  for years ended  December

               31, 2008 and 2007


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2008, 2007 and 2006


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2008, 2007 and 2006


               Notes to Consolidated Financial Statements


          (b)  Financial  Statements of AUL American Individual Variable Annuity

               Unit  Trust (11)


               A  Message  from the  Chairman, President  & CEO of  American

               United  Life Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2008


               Statements of Operations for the year ended December 31, 2008


               Statements  of Changes in Net Assets as of December  31, 2008 and

               2007

               Notes to Financial Statements




(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1. Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (6)


          3.2  Form of Selling Agreement (8)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract (1)


          4.2  One Year Flexible Premium Variable Annuity Contract (1)


          4.3  Enhanced Death Benefit Rider (1)


          4.4  Guaranteed Minimum Income Benefit Rider (2)


          4.5  Guaranteed Minimum Account Value Rider (1)


          4.6  Long Term Care Facility & Terminal Illness Rider (1)


          4.7  Policy Death Benefit Endorsement (4)


     5.   Individual Variable Annuity Enrollment Form (4)


          5.1  Form of SelectPoint Plus Bonus Program Disclosure (3)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (6)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (6)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (2)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (2)


          8.3  Form of  Participation  Agreement with Calvert  Variable  Series,

               Inc. (2)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (2)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (2)


          8.6  Form of Participation Agreement with Janus Aspen Series (2)


          8.7  Form of Participation Agreement with PBHG Funds, Inc. (2)


          8.8  Form of  Participation  Agreement  with  SAFECO  Resource  Series

               Trust (2)


          8.9  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (2)


          8.10 Form of Participation  Agreement with INVESCO Variable Investment

               Funds, Inc. (4)



          8.11 Form of Amendment  to the  Participation  Agreement  with INVESCO

               Variable Investment Funds, Inc. (5)


          8.12 Form of Participation Agreement with Neuberger Berman (5)


          8.13 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and AIM Variable Insurance Funds (6)


          8.14 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (6)


          8.15 Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (7)


          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (7)


          8.17 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (7)


          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (7)


          8.19 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (7)


          8.20 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (7)


          8.21 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (10)


          8.22 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(10)


          8.23 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (10)


          8.24 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (10)



     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (11)


          10.2 Consent of Dechert Price & Rhoads (2)


          10.3 Powers of Attorney (10)


          10.4 Rule 483 Certified Resolutions (11)


     11.  Not applicable


     12.  Not applicable


----------------------------------


(1)  Filed with the Registrant's Registration Statement on December 31, 1998


(2)  Filed  with  the  Registrant's   Pre-Effective   Amendment  No.  1  to  the

     Registration Statement on April 1, 1999


(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the

     Registration Statement on April 27, 2001


(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  4  to  the

     Registration Statement on June 29, 2001


(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement on April 30, 2003


(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the

     Registration Statement on April 28, 2004



(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  8  to  the

     Registration Statement on April 29, 2005


(8)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  9  to  the

     Registration Statement on April 28, 2006


(9)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  10 to  the

     Registration Statement on May 1, 2007

(10) Filed with  the  Registrant's   Post-Effective  Amendment  No.  11 to  the

     Registration Statement on May 1, 2008

(11) Filed with the Registrant's Post-Effective Amendment No. 12 to the

     Registration Statement on April 16, 2009

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2008,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2008.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.89% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2008, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2008, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of March 27, 2009, AUL has issued 16,738 Individual variable annuity contracts associated with the Registrant, 1,058 of which are the No Withdrawal Charge contracts (DirectPoint); 4,315 of which are the SelectPoint contracts; 8,472of which are the StarPoint contracts; and, 2,893 were Voyage Protector contracts.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------




* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable



Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 16 day of April, 2009.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO




* By:
        /s/ Richard M. Ellery
       _____________________________________

       Richard M. Ellery as attorney-in-fact


Date: April 16, 2009



As required by the Securities Act of 1933, this post effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 16, 2009
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 16, 2009

Constance E. Lund*



_______________________________     Director                   April 16, 2009

Dayton H. Molendorp*



_______________________________     Director                   April 16, 2009

Mark C. Roller*



_______________________________     Director                   April 16, 2009

G. David Sapp*



_______________________________     Director                   April 16, 2009

Thomas M. Zurek*





/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact


Date:  April 16, 2009

                                  EXHIBIT LIST



 Exhibit

 Number in Form

 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------

    10.1            Consent of Independent Auditors

    10.4            Rule 483 Certified Resolution




                                       21
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